UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5669
                                   --------------------------------------------

                                Fifth Third Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
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               (Address of principal executive offices) (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ---------------------------

Date of fiscal year end: July 31
                         --------------------

Date of reporting period: October 31, 2005
                          -------------------


ITEM 1. SCHEDULE OF INVESTMENTS.

FIFTH THIRD SMALL CAP GROWTH FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                           SHARES OR PRINCIPAL
                                                                 AMOUNT                                                  VALUE
COMMON STOCKS  (95.1%)
A.S.V., Inc. * (g)                                                 156,800                                                 $  3,660
Affiliated Managers Group, Inc. * (g)                               34,200                                                    2,625
Akamai Technologies, Inc. * (g)                                    206,100                                                    3,574
American Medical Systems Holdings,                                 244,800                                                    4,001
Inc. *
aQuantive, Inc. * (g)                                              139,700                                                    3,025
ArthroCare Corp. * (g)                                              59,300                                                    2,178
Avid Technology, Inc. *                                             31,700                                                    1,561
Benchmark Electronics, Inc. *                                       78,400                                                    2,202
Bucyrus International, Inc.                                         61,300                                                    2,547
CARBO Ceramics, Inc.                                                39,200                                                    2,319
Carpenter Technology Corp.                                          28,600                                                    1,725
Cash Systems, Inc. * (g)                                           208,600                                                    1,212
Centene Corp. *                                                     94,000                                                    1,894
Central Garden & Pet Co. *                                          41,200                                                    1,766
Children's Place Retail Stores, Inc. *                              76,400                                                    3,279
Coherent, Inc. *                                                    50,300                                                    1,489
Core Laboratories N.V. *                                            91,000                                                    2,931
Denbury Resources, Inc. *                                           60,800                                                    2,653
East-West Bancorp., Inc.                                            56,800                                                    2,175
Engineered Support Systems, Inc.                                    45,800                                                    1,853
Epicor Software Corp. *                                            227,200                                                    2,790
ev3, Inc. * (g)                                                    125,200                                                    1,877
F5 Networks, Inc. * (g)                                             62,300                                                    3,241
First Cash Financial Services, Inc. *                              140,700                                                    3,690
FormFactor, Inc. *                                                 101,000                                                    2,487
GEN-Probe, Inc. *                                                   47,200                                                    1,928
General Cable Corp. * (g)                                          272,400                                                    4,427
Grey Wolf, Inc. * (g)                                              435,300                                                    3,343
Headwaters, Inc. * (g)                                              52,300                                                    1,665
HealthExtras, Inc. *                                               122,100                                                    2,570
Hibbet Sporting Goods, Inc. * (g)                                   93,450                                                    2,451
Hub Group, Inc., Class A *                                          78,400                                                    2,851
Immucor, Inc. *                                                     96,000                                                    2,488
Jarden Corp. * (g)                                                  67,400                                                    2,278
Labor Ready, Inc. *                                                168,900                                                    3,945
LKQ Corp. *                                                         60,034                                                    1,819
M-Systems Flash Disk Pioneers, Ltd. *                               50,300                                                    1,594
(g)
MGI Pharma, Inc. * (g)                                             119,600                                                    2,244
MWI Veterinary Supply, Inc. *                                       94,500                                                    2,119
Navigant Consulting, Inc. *                                        102,500                                                    2,149
NCI, Inc. *                                                        157,538                                                    1,906
O2Micro International, Ltd. *                                       97,500                                                    1,277
Openwave Systems, Inc. * (g)                                       174,900                                                    3,125
OraSure Technologies, Inc. *                                       280,500                                                    3,088
Parametric Technology Corp. *                                      523,700                                                    3,409
Psychiatric Solutions, Inc. * (g)                                   66,300                                                    3,627
RC2 Corp. *                                                         76,400                                                    2,672
Respironics, Inc. *                                                 60,400                                                    2,167
Salesforce.com, Inc. * (g)                                          91,000                                                    2,274
Scientific Games Corp., Class A *                                   94,000                                                    2,816


Serologicals Corp. *                                                76,400                                                    1,488
SFBC International, Inc. *                                          41,800                                                    1,782
SI International, Inc. *                                            95,000                                                    2,743
Stage Stores, Inc.                                                  79,100                                                    2,193
Stein Mart, Inc.                                                    91,500                                                    1,679
Superior Energy Services, Inc. *                                   134,700                                                    2,745
Sybron Dental Specialites, Inc. *                                   73,400                                                    3,149
Symmetricom, Inc. *                                                302,100                                                    2,408
Texas Industries, Inc.                                              28,600                                                    1,419
Trimble Navigation Ltd. * (g)                                       78,400                                                    2,264
UbiquiTel, Inc. *                                                  257,800                                                    2,227
United Natural Foods, Inc. *                                        88,500                                                    2,488
United Surgical Partners International,                             52,800                                                    1,893
Inc. * (g)
Varian Semiconductor Equipment                                      57,800                                                    2,186
Associates, Inc. * (g)
VCA Antech, Inc. * (g)                                             104,000                                                    2,683
Ventiv Health, Inc. *                                               87,000                                                    2,196
WCI Communities, Inc. * (g)                                        115,600                                                    2,892
Wintrust Financial Corp.                                            34,700                                                    1,863
Witness Systems, Inc. *                                            147,300                                                    2,887
Zenith National Insurance Corp.                                     57,300                                                    2,580
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         172,751
                                                                                                                            -------

INVESTMENTS IN AFFILIATES  (3.1%)
Fifth Third Institutional Money Market Fund                      5,602,216                                                    5,602
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               5,602
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (20.6%)
Pool of various securities for Fifth Third Funds                  $ 37,360                                                   37,360
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        37,360
                                                                                                                             ------


TOTAL (COST $173,231) +   -   118.8%                                                                                       $215,713
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MID CAP GROWTH FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                           SHARES OR PRINCIPAL
                                                                 AMOUNT                                                  VALUE
COMMON STOCKS  (96.1%)
Advance Auto Parts, Inc. *                                         137,150                                                 $  5,143
Alliance Data Systems Corp. * (g)                                  124,900                                                    4,441
Amdocs Ltd. *                                                      132,700                                                    3,513
American Capital Strategies Ltd. (g)                               133,800                                                    5,026
American Medical Systems Holdings,                                 492,800                                                    8,056
Inc. *
Autodesk, Inc.                                                     149,400                                                    6,742
Avid Technology, Inc. *                                             76,900                                                    3,786
Biomet, Inc. (g)                                                   117,100                                                    4,079
Burlington Resources, Inc.                                          56,900                                                    4,109
C.H. Robinson Worldwide, Inc. (g)                                  124,800                                                    4,400
CACI International, Inc., Class A * (g)                            121,500                                                    6,627
Caremark Rx, Inc. *                                                205,100                                                   10,747
Carters, Inc. *                                                     89,200                                                    5,633
Chico's FAS, Inc. * (g)                                            173,600                                                    6,865
CNET Networks, Inc. *                                              423,600                                                    5,757
Coach, Inc. *                                                      130,300                                                    4,193
Cognizant Technology Solutions Corp.                               124,900                                                    5,493
*
Comverse Technology, Inc. *                                        275,400                                                    6,912
Corporate Executive Board Co. (g)                                   91,400                                                    7,553
Covance, Inc. *                                                    161,700                                                    7,867
Cytyc Corp. * (g)                                                  301,000                                                    7,630
D. R. Horton, Inc.                                                 270,500                                                    8,302
Engineered Support Systems, Inc.                                    93,600                                                    3,786
Fastenal Co. (g)                                                    72,500                                                    5,084
Fidelity National Financial, Inc. (g)                              155,000                                                    5,806
Fidelity National Title Group, Inc.,                                27,125                                                      590
Class A
Fiserv, Inc. *                                                      82,500                                                    3,604
Fisher Scientific International, Inc. *                            119,300                                                    6,740
(g)
GEN-Probe, Inc. *                                                   95,900                                                    3,917
Gilead Sciences, Inc. *                                            158,600                                                    7,494
GlobalSantaFe Corp. (g)                                            158,300                                                    7,052
Hughes Supply, Inc.                                                207,400                                                    6,938
International Rectifier Corp. * (g)                                142,700                                                    4,222
ITT Industries, Inc.                                                60,200                                                    6,116
Jabil Circuit, Inc. *                                              263,100                                                    7,854
Joy Global, Inc. (g)                                               181,500                                                    8,325
Laureate Education, Inc. *                                         176,100                                                    8,700
Lennar Corp., Class A (g)                                           93,600                                                    5,202
Manpower, Inc.                                                      73,600                                                    3,333
Marriott International, Inc., Class A                               63,200                                                    3,768
Maxim Integrated Products, Inc. (g)                                182,800                                                    6,340
Michael's Stores, Inc.                                             162,800                                                    5,385
MICROS Systems, Inc. * (g)                                         121,900                                                    5,598
Nabors Industries Ltd. * (g)                                       104,800                                                    7,192
National-Oilwell Varco, Inc. *                                     132,700                                                    8,290
Network Appliance, Inc. * (g)                                      109,300                                                    2,990
Nextel Partners Inc., Class A * (g)                                153,800                                                    3,868
Polo Ralph Lauren Corp.                                            112,600                                                    5,540

Respironics, Inc. *                                                125,700                                                    4,509
Scientific Games Corp., Class A *                                  197,300                                                    5,911
Scientific-Atlanta, Inc.                                           138,200                                                    4,898
Starwood Hotels & Resorts Worldwide,                                49,000                                                    2,863
Inc.
Station Casinos, Inc.                                               90,500                                                    5,801
Stericycle, Inc. *                                                  71,400                                                    4,110
T. Rowe Price Group, Inc.                                          113,700                                                    7,450
Tempur-Pedic International, Inc. * (g)                             260,900                                                    2,886
Thermo Electron Corp. * (g)                                        173,900                                                    5,250
Ultra Petroleum Corp. *                                            166,100                                                    8,719
Urban Outfitters, Inc. *                                           149,800                                                    4,244
Varian Medical Systems, Inc. * (g)                                 151,600                                                    6,907
VeriSign, Inc. *                                                   284,300                                                    6,718
WESCO International, Inc. *                                        166,100                                                    6,602
Williams-Sonoma, Inc. * (g)                                         94,100                                                    3,680
XTO Energy, Inc.                                                   184,000                                                    7,997
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         365,153
                                                                                                                            -------

INVESTMENTS IN AFFILIATES  (4.0%)
Fifth Third Institutional Money Market Fund                     15,125,769                                                   15,126
                                                                                                                             ------

TOTAL INVESTMENTS IN AFFILIATES                                                                                              15,126
                                                                                                                             ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (18.8%)
Pool of various securities for Fifth Third Funds                  $ 71,521                                                   71,521
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        71,521
                                                                                                                             ------



TOTAL (COST $356,931) +   -   118.9%                                                                                       $451,800
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD QUALITY GROWTH FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                           SHARES OR PRINCIPAL
                                                                 AMOUNT                                                  VALUE
COMMON STOCKS  (98.3%)
Advanced Micro Devices, Inc. * (g)                                 355,000                                                 $  8,243
Allstate Corp.                                                     391,000                                                   20,641
Amgen, Inc. *                                                      324,000                                                   24,546
Autodesk, Inc.                                                     232,000                                                   10,470
Bank of America Corp. (g)                                          288,000                                                   12,598
Best Buy Co., Inc. (g)                                             401,000                                                   17,748
Broadcom Corp., Class A *                                          411,000                                                   17,451
Caremark Rx, Inc. * (g)                                            263,000                                                   13,781
Cintas Corp. (g)                                                   385,000                                                   15,619
Coach, Inc. *                                                      422,000                                                   13,580
Comverse Technology, Inc. * (g)                                    607,000                                                   15,236
CVS Corp.                                                        1,015,000                                                   24,776
Electronic Arts, Inc. * (g)                                        161,000                                                    9,158
EMC Corp. *                                                      2,008,000                                                   28,032
Emerson Electric Corp.                                             202,000                                                   14,049
Exxon Mobil Corp.                                                  168,000                                                    9,432
General Electric Corp.                                             583,000                                                   19,770
Gilead Sciences, Inc. *                                            469,000                                                   22,161
Goldman Sachs Group, Inc. (g)                                      191,000                                                   24,137
Henry Schein, Inc. * (g)                                           675,000                                                   26,758
Home Depot, Inc. (g)                                               430,000                                                   17,647
Infosys Technologies Ltd., ADR                                     184,000                                                   12,512
Intel Corp.                                                        773,000                                                   18,166
Jabil Circuit, Inc. *                                              453,000                                                   13,522
Johnson & Johnson                                                  207,000                                                   12,962
KLA-Tencor Corp. (g)                                               169,000                                                    7,823
L-3 Communications Holdings, Inc.                                  277,000                                                   21,556
(g)
Lehman Brothers Holdings, Inc. (g)                                  84,000                                                   10,052
Linear Technology Corp.                                            413,000                                                   13,716
Lowe's Cos., Inc. (g)                                              208,000                                                   12,640
Marriott International, Inc., Class A (g)                          390,000                                                   23,252

Microsoft Corp.                                                    637,000                                                   16,371
Morgan Stanley                                                     171,000                                                    9,304
Motorola, Inc.                                                     718,000                                                   15,910
NCR Corp. *                                                        364,000                                                   11,000
Nordstrom, Inc.                                                    479,000                                                   16,597
Northern Trust Corp. (g)                                           219,000                                                   11,738
Office Depot, Inc. *                                               527,000                                                   14,508
Oracle Corp. *                                                   1,219,000                                                   15,457
Paychex, Inc.                                                      237,000                                                    9,186
PepsiCo, Inc.                                                      128,000                                                    7,562
Pharmaceutical Product Development,                                214,000                                                   12,299
Inc.
Procter & Gamble Co.                                               318,000                                                   17,805
QUALCOMM, Inc. (g)                                                 285,000                                                   11,332
Rockwell Automation, Inc.                                          494,000                                                   26,256
Schlumberger Ltd. (g)                                               77,000                                                    6,989
Station Casinos, Inc.                                              378,000                                                   24,230
Teva Pharmaceutical Industries Ltd.,                               536,000                                                   20,432
ADR (g)

Texas Instruments, Inc. (g)                                        678,000                                                   19,356
Varian Medical Systems, Inc. * (g)                                 190,000                                                    8,656
WellChoice, Inc. *                                                 126,000                                                    9,532
WellPoint, Inc. *                                                  241,000                                                   17,998
Wm. Wrigley Jr. Co. (g)                                            186,000                                                   12,927
                                                                                                                             ------
TOTAL COMMON STOCKS                                                                                                         827,479
                                                                                                                            -------

INVESTMENTS IN AFFILIATES  (1.4%)
Fifth Third Institutional Money Market Fund                     11,958,482                                                   11,958
                                                                                                                             ------

TOTAL INVESTMENTS IN AFFILIATES                                                                                              11,958
                                                                                                                             ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (19.2%)
Pool of various securities for Fifth Third Funds                 $ 161,496                                                  161,496
                                                                                                                            -------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       161,496
                                                                                                                            -------


TOTAL (COST $865,107) +   -   118.9%                                                                                     $1,000,933
                                                                                                                         ==========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LARGE CAP CORE FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                           SHARES OR PRINCIPAL
                                                                 AMOUNT                                                  VALUE
COMMON STOCKS  (97.6%)
ACE Ltd.                                                            12,002                                                 $    625
Agilent Technologies, Inc. *                                        13,050                                                      418
Alcon, Inc.                                                         11,126                                                    1,479
Allergan, Inc. (g)                                                  10,473                                                      935
Alliant Energy Corp.                                                 6,693                                                      177
Allstate Corp.                                                      34,654                                                    1,829
Altria Group, Inc. (g)                                              15,133                                                    1,136
Amerada Hess Corp. (g)                                                 341                                                       43
American Eagle Outfitters, Inc.                                     10,003                                                      236
American International Group, Inc.                                  24,498                                                    1,587
American Standard Companies, Inc.                                   30,510                                                    1,161
AmerisourceBergen Corp.                                             18,281                                                    1,394
Amgen, Inc. *                                                        9,491                                                      719
Anadarko Petroleum Corp.                                            13,705                                                    1,243
Apple Computer, Inc. *                                               1,623                                                       93
Applied Materials, Inc.                                             41,050                                                      672
Archer-Daniels-Midland Co.                                          64,345                                                    1,568
AT&T Corp.                                                          88,913                                                    1,759
Autoliv, Inc.                                                        7,710                                                      331
AutoNation, Inc. *                                                  17,425                                                      346
Axis Capital Holdings, Ltd.                                          4,374                                                      113
Bank of America Corp. (g)                                          103,291                                                    4,518
Barr Pharmaceuticals, Inc. *                                        10,633                                                      611
Baxter International, Inc.                                          12,049                                                      461
BEA Systems, Inc. *                                                 25,954                                                      229
Bear Stearns Cos., Inc.                                                683                                                       72
Becton, Dickinson & Co.                                             26,538                                                    1,347
Best Buy Co., Inc.                                                  26,448                                                    1,171
Biogen Idec, Inc. *                                                 14,228                                                      578
BMC Software, Inc. *                                                12,103                                                      237
Boeing Co.                                                          35,818                                                    2,315
Brown-Forman Corp.                                                  17,604                                                    1,115
Burlington Northern Santa Fe Corp.                                  22,766                                                    1,413
Burlington Resources, Inc.                                           2,583                                                      187
Cablevision Systems Corp. *                                         12,088                                                      300
Cadence Design Systems, Inc. * (g)                                  26,127                                                      418
Caremark Rx, Inc. *                                                 26,688                                                    1,398
Cendant Corp.                                                       63,944                                                    1,114
Centerpoint Energy, Inc. (g)                                        61,254                                                      811
Check Point Software Technologies Ltd.                               7,168                                                      160
 *
Chevron Corp.                                                       37,834                                                    2,159
Chubb Corp.                                                          6,490                                                      603
CIGNA Corp.                                                          7,737                                                      896
Circuit City Stores, Inc. (g)                                       73,373                                                    1,305
Cisco Systems, Inc. *                                               33,419                                                      583
CIT Group, Inc.                                                     28,363                                                    1,297
Citigroup, Inc.                                                    119,164                                                    5,455
Clear Channel Communications, Inc.                                  25,459                                                      774
Clorox Co.                                                           1,834                                                       99
CMS Energy Corp. * (g)                                              63,124                                                      941
Coca-Cola Co.                                                       68,415                                                    2,927

Comerica, Inc.                                                       1,434                                                       83
Compuware Corp. *                                                   59,805                                                      484
ConocoPhillips                                                      45,993                                                    3,007
Countrywide Credit Industries, Inc.                                 46,293                                                    1,471
Crown Castle International Corp. *                                   4,025                                                       99
CSX Corp. (g)                                                       34,464                                                    1,579
Darden Restaurants, Inc.                                            43,371                                                    1,406
Dean Foods Co. *                                                    12,967                                                      469
Deere & Co.                                                          9,834                                                      597
Dell, Inc. *                                                        40,413                                                    1,288
Devon Energy Corp. (g)                                               4,967                                                      300
Dex Media, Inc.                                                     25,529                                                      689
DST Systems, Inc. * (g)                                             23,858                                                    1,339
Eastman Chemical Co.                                                18,994                                                    1,002
Edison International, Inc.                                          36,987                                                    1,619
EMC Corp. *                                                          7,204                                                      101
Energizer Holdings, Inc. *                                           2,557                                                      129
Energy East Corp.                                                   33,864                                                      808
Express Scripts, Inc. *                                             22,975                                                    1,733
Exxon Mobil Corp.                                                  130,943                                                    7,351
Fannie Mae                                                          16,373                                                      778
Federated Department Stores, Inc.                                   21,293                                                    1,307
Fiserv, Inc. *                                                      22,270                                                      973
Freddie Mac                                                         27,272                                                    1,673
Freeport-McMoRan Copper & Gold,                                     20,311                                                    1,003
Inc., Class B
General Electric Corp. (a)                                         134,493                                                    4,561
General Mills, Inc.                                                 37,184                                                    1,794
Genuine Parts Co.                                                    1,382                                                       61
Goldman Sachs Group, Inc.                                            6,686                                                      845
Goodyear Tire & Rubber Co. * (g)                                    41,203                                                      645
Hartford Financial Services Group, Inc.                             22,688                                                    1,809

Hasbro, Inc.                                                        34,173                                                      644
HCA, Inc.                                                           36,401                                                    1,754
Hewlett-Packard Co.                                                100,716                                                    2,823
IAC/InterActiveCorp. * (g)                                          34,270                                                      878
IBM Corp.                                                           10,013                                                      820
Ingersoll-Rand Co., Class A                                         17,326                                                      655
Intel Corp.                                                        156,202                                                    3,671
Intuit, Inc. *                                                      17,927                                                      823
J.C. Penney Co., Inc.                                               25,585                                                    1,310
J.P. Morgan Chase & Co.                                             34,472                                                    1,262
Johnson & Johnson                                                   72,017                                                    4,509
KeyCorp                                                              1,000                                                       32
Kimberly-Clark Corp.                                                29,150                                                    1,657
King Pharmaceuticals, Inc. *                                         8,963                                                      138
Kroger Co. *                                                        44,923                                                      894
Lam Research Corp. * (g)                                             7,561                                                      255
Lehman Brothers Holdings, Inc. (g)                                  17,587                                                    2,105
Liberty Media Corp., Class A *                                      53,583                                                      427
Lincoln National Corp.                                              14,911                                                      755
Lockheed Martin Corp. (g)                                           30,268                                                    1,833
Loews Corp.                                                         18,625                                                    1,732
LSI Logic Corp. *                                                   45,645                                                      370
Marathon Oil Corp.                                                  10,075                                                      606
Marriott International, Inc., Class A                               24,024                                                    1,432
MBIA, Inc.                                                           2,197                                                      128
McDonald's Corp.                                                    35,002                                                    1,106
MCI, Inc.                                                           54,883                                                    1,092
McKesson, Inc.                                                      31,169                                                    1,416
MeadWestvaco Corp. (g)                                              53,742                                                    1,409

Medco Health Solutions, Inc. *                                       1,409                                                       80
Merck & Co., Inc. (g)                                               37,331                                                    1,053
MetLife, Inc.                                                       43,081                                                    2,129
Michael's Stores, Inc.                                              20,847                                                      690
Microsoft Corp. (a)                                                207,498                                                    5,333
Motorola, Inc.                                                     104,335                                                    2,312
National City Corp.                                                  6,369                                                      205
National Semiconductor Corp.                                        30,740                                                      696
NCR Corp. *                                                          8,467                                                      256
Newell Rubbermaid, Inc.                                             26,598                                                      611
Nordstrom, Inc.                                                     27,364                                                      948
Northrop Grumman Corp.                                              31,510                                                    1,691
Nucor Corp.                                                          2,918                                                      175
Occidental Petroleum Corp.                                          12,315                                                      971
Old Republic International Corp.                                     9,944                                                      258
Parametric Technology Corp. *                                       10,125                                                       66
PepsiCo, Inc.                                                        2,949                                                      174
Pfizer, Inc.                                                       183,560                                                    3,991
PG&E Corp.                                                          44,398                                                    1,615
Phelps Dodge Corp.                                                   3,856                                                      465
Procter & Gamble Co.                                                32,643                                                    1,828
Prudential Financial, Inc.                                          30,993                                                    2,257
Radian Group, Inc.                                                   3,513                                                      183
Republic Services, Inc.                                             20,143                                                      712
Robert Half International, Inc.                                      8,391                                                      309
Rohm & Haas Co.                                                      8,006                                                      349
Sabre Group Holdings Corp., Class A                                 34,680                                                      677
Safeway, Inc.                                                       64,738                                                    1,506
Seagate Technology                                                  15,307                                                      222
Shaw Communications, Inc.                                           12,410                                                      251
Solectron Corp. *                                                  309,432                                                    1,092
Sprint Corp. (g)                                                   103,822                                                    2,419
SPX Corp. (g)                                                       31,270                                                    1,345
St. Paul Cos.                                                        4,769                                                      215
Student Loan Corp.                                                     226                                                       50
SUPERVALU, Inc.                                                     12,717                                                      400
Target Corp.                                                        14,534                                                      809
Telus Corp.                                                          5,590                                                      211
Texas Instruments, Inc.                                             72,586                                                    2,072
The Dun & Bradstreet Corp *                                         22,747                                                    1,440
The PMI Group, Inc.                                                 11,323                                                      452
Tiffany & Co.                                                       13,714                                                      540
Tyco International Ltd.                                             15,266                                                      403
U.S. Bancorp.                                                        4,499                                                      133
UnionBanCal Corp.                                                   14,399                                                      986
United Parcel Service, Inc.                                         23,885                                                    1,742
Valero Energy                                                        6,106                                                      643
Verizon Communications, Inc.                                           818                                                       26
Viacom, Inc.                                                        70,974                                                    2,198
Wachovia Corp. (g)                                                  13,404                                                      677
Wal-Mart Stores, Inc. (a)                                            8,425                                                      399
Wells Fargo & Co.                                                   39,278                                                    2,365
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         183,527
                                                                                                                            -------

INVESTMENTS IN AFFILIATES  (2.4%)
Fifth Third Institutional Money Market Fund                      4,419,235                                                    4,419
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               4,419
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (11.3%)

Pool of various securities for Fifth Third                        $ 21,243                                                   21,243
                                                                                                                             ------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        21,243
                                                                                                                             ------


TOTAL (COST $197,402) +   -   111.3%                                                                                       $209,189
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD EQUITY INDEX FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                            SHARES OR PRINCIPAL                                            VALUE
                                                                   AMOUNT
COMMON STOCKS  (96.7%)
3M Co.                                                              27,605                                                  $ 2,097
Abbott Laboratories                                                 56,119                                                    2,416
ACE Ltd.                                                            11,449                                                      596
ADC Telecommunications, Inc. *                                       4,115                                                       72
Adobe Systems, Inc. (g)                                             17,941                                                      579
Advanced Micro Devices, Inc. * (g)                                  14,687                                                      341
AES Corp. *                                                         23,172                                                      368
Aetna, Inc.                                                         10,501                                                      930
Affiliated Computer Services Inc., Class                             4,486                                                      243
A * (g)
AFLAC, Inc.                                                         18,154                                                      867
Agilent Technologies, Inc. *                                        17,817                                                      570
Air Products and Chemicals, Inc.                                     8,134                                                      466
Alberto-Culver Co.                                                   2,671                                                      116
Albertson's, Inc.                                                   13,686                                                      344
Alcoa, Inc.                                                         31,545                                                      766
Allegheny Energy, Inc. * (g)                                         5,766                                                      163
Allegheny Technologies, Inc.                                         3,184                                                       91
Allergan, Inc. (g)                                                   4,797                                                      428
Allied Waste Industries, Inc. * (g)                                  7,658                                                       62
Allstate Corp.                                                      23,706                                                    1,251
Alltel Corp.                                                        13,780                                                      852
Altera Corp. *                                                      13,182                                                      219
Altria Group, Inc. (g)                                              74,931                                                    5,624
AMBAC Financial Group, Inc.                                          3,842                                                      272
Amerada Hess Corp. (g)                                               2,870                                                      359
Ameren Corp. (g)                                                     7,499                                                      394
American Electric Power Co.                                         14,037                                                      533
American Express Co.                                                44,764                                                    2,228
American International Group, Inc.                                  93,717                                                    6,072
American Power Conversion Corp.                                      6,433                                                      138
American Standard Companies, Inc.                                    6,685                                                      254
Ameriprise Financial, Inc. * (g)                                     8,952                                                      333
AmerisourceBergen Corp.                                              3,739                                                      285
Amgen, Inc. *                                                       44,563                                                    3,376
AmSouth Bancorp.                                                    12,522                                                      316
Anadarko Petroleum Corp.                                             8,533                                                      774
Analog Devices, Inc. (g)                                            13,547                                                      471
Andrew Corp. * (g)                                                   5,763                                                       61
Anheuser-Busch Co., Inc.                                            28,043                                                    1,157
Aon Corp.                                                           11,775                                                      399
Apache Corp.                                                        11,865                                                      757
Apartment Investment & Management                                    3,380                                                      130
Co. (g)
Apollo Group, Inc., Class A * (g)                                    5,270                                                      332
Apple Computer, Inc. *                                              29,943                                                    1,724
Applied Biosystems Group (g)                                         7,001                                                      170
Applied Materials, Inc.                                             58,320                                                      955
Applied Micro Circuits Corp. *                                      10,874                                                       27
Archer-Daniels-Midland Co.                                          23,453                                                      572
Ashland, Inc.                                                        2,651                                                      142
AT&T Corp.                                                          29,237                                                      578
Autodesk, Inc.                                                       8,110                                                      366
Automatic Data Processing, Inc. (g)                                 21,077                                                      983
AutoNation, Inc. *                                                   6,449                                                      128
AutoZone, Inc. *                                                     1,996                                                      161
Avaya, Inc. *                                                       15,281                                                      176
Avery Dennison Corp.                                                 3,956                                                      224
Avon Products, Inc.                                                 17,240                                                      465
Baker Hughes, Inc. (g)                                              12,304                                                      676
Ball Corp.                                                           3,908                                                      155
Bank of America Corp. (g)                                          145,077                                                    6,345
Bank of New York Co., Inc.                                          28,152                                                      881
Bausch & Lomb, Inc.                                                  1,899                                                      141
Baxter International, Inc.                                          22,459                                                      859
BB&T Corp. (g)                                                      19,780                                                      837
Bear Stearns Cos., Inc.                                              4,033                                                      427
Becton, Dickinson & Co.                                              8,958                                                      455
Bed Bath & Beyond, Inc. *                                           10,887                                                      441
BellSouth Corp.                                                     66,137                                                    1,721
Bemis Co.                                                            3,801                                                      100
Best Buy Co., Inc.                                                  14,607                                                      647
Big Lots, Inc. * (g)                                                 4,033                                                       47
Biogen Idec, Inc. *                                                 12,226                                                      497
Biomet, Inc.                                                         8,935                                                      311
BJ Services Co. (g)                                                 11,488                                                      399
Black & Decker Corp.                                                 2,839                                                      233
BMC Software, Inc. *                                                 7,859                                                      154
Boeing Co.                                                          29,597                                                    1,913
Boston Scientific Corp. *                                           21,314                                                      535
Bristol-Myers Squibb Co.                                            70,598                                                    1,495
Broadcom Corp., Class A *                                           10,382                                                      441
Brown-Forman Corp.                                                   2,932                                                      186
Brunswick Corp.                                                      3,443                                                      131
Burlington Northern Santa Fe Corp.                                  13,358                                                      829
Burlington Resources, Inc.                                          13,675                                                      988
C.R. Bard, Inc.                                                      3,729                                                      233
Calpine Corp. * (g)                                                 19,086                                                       45
Campbell Soup Co.                                                    6,645                                                      193
Capital One Financial Corp.                                         10,440                                                      797
Cardinal Health, Inc.                                               15,449                                                      966
Caremark Rx, Inc. *                                                 16,416                                                      860
Carnival Corp.                                                      15,558                                                      773
Caterpillar, Inc. (g)                                               24,520                                                    1,290
Cendant Corp.                                                       38,100                                                      664
Centerpoint Energy, Inc. (g)                                        11,375                                                      151
Centex Corp. (g)                                                     4,778                                                      307
CenturyTel, Inc. (g)                                                 4,657                                                      152
Charles Schwab Corp.                                                37,503                                                      570
Chevron Corp.                                                       81,291                                                    4,639
Chiron Corp. * (g)                                                   3,954                                                      175
Chubb Corp.                                                          7,160                                                      666
Ciena Corp. *                                                       20,453                                                       48
CIGNA Corp.                                                          4,643                                                      538
Cincinnati Financial Corp.                                           6,295                                                      268
Cinergy Corp.                                                        7,398                                                      295
Cintas Corp.                                                         4,901                                                      199
Circuit City Stores, Inc. (g)                                        5,803                                                      103
Cisco Systems, Inc. *                                              230,718                                                    4,025
CIT Group, Inc.                                                      7,467                                                      341
Citigroup, Inc.                                                    186,652                                                    8,546
Citizens Communications Co. (g)                                     12,083                                                      148
Citrix Systems, Inc. * (g)                                           6,005                                                      166
Clear Channel Communications, Inc.                                  19,575                                                      595
Clorox Co.                                                           5,469                                                      296
CMS Energy Corp. * (g)                                               7,761                                                      116
Coach, Inc. *                                                       13,875                                                      446
Coca-Cola Co.                                                       74,965                                                    3,207
Coca-Cola Enterprises, Inc.                                         10,821                                                      205
Colgate-Palmolive Co.                                               18,862                                                      999
Comcast Corp., Class A * (g)                                        79,273                                                    2,206
Comerica, Inc.                                                       5,988                                                      346
Compass Bancshares, Inc.                                             4,397                                                      214
Computer Associates International, Inc.                             16,723                                                      468
(g)
Computer Sciences Corp. *                                            6,889                                                      353
Compuware Corp. *                                                   13,781                                                      111
Comverse Technology, Inc. * (g)                                      7,105                                                      178
ConAgra, Inc.                                                       19,081                                                      444
ConocoPhillips                                                      50,219                                                    3,283
Consolidated Edison, Inc. (g)                                        8,953                                                      407
Constellation Brands, Inc. * (g)                                     6,942                                                      163
Constellation Energy Group, Inc.                                     6,561                                                      360
Convergys Corp. *                                                    5,045                                                       82
Cooper Industries Ltd.                                               3,294                                                      234
Cooper Tire & Rubber Co.                                             2,269                                                       31
Corning, Inc. *                                                     53,125                                                    1,067
Costco Wholesale Corp. (g)                                          17,317                                                      837
Countrywide Credit Industries, Inc.                                 21,423                                                      681
Coventry Health Care, Inc. *                                         5,712                                                      308
CSX Corp.                                                            7,683                                                      352
Cummins Engine, Inc.                                                 1,723                                                      147
CVS Corp.                                                           29,325                                                      716
D. R. Horton, Inc.                                                  10,063                                                      309
Dana Corp.                                                           5,330                                                       40
Danaher Corp.                                                        8,540                                                      445
Darden Restaurants, Inc.                                             5,169                                                      168
Deere & Co.                                                          8,745                                                      531
Dell, Inc. *                                                        86,543                                                    2,759
Devon Energy Corp. (g)                                              16,318                                                      985
Dillards Department Stores, Inc.                                     2,540                                                       53
Dollar General Corp. (g)                                            11,561                                                      225
Dominion Resources, Inc.                                            12,275                                                      934
Dover Corp.                                                          7,227                                                      282
Dow Chemical Co.                                                    34,798                                                    1,596
Dow Jones & Co.                                                      2,081                                                       71
DTE Energy Co.                                                       6,526                                                      282
Duke Energy Corp. (g)                                               33,424                                                      885
Dynegy, Inc. * (g)                                                  11,777                                                       52
E*TRADE Financial Corp. *                                           13,072                                                      242
E. I. du Pont de Nemours & Co.                                      35,881                                                    1,496
Eastman Chemical Co.                                                 2,851                                                      150
Eastman Kodak Co.                                                   10,185                                                      223
Eaton Corp.                                                          5,346                                                      315
eBay, Inc. * (g)                                                    40,080                                                    1,587
Ecolab, Inc.                                                         6,582                                                      218
Edison International, Inc.                                          11,902                                                      521
El Paso Energy Corp.                                                24,125                                                      286
Electronic Arts, Inc. *                                             10,874                                                      619
Electronic Data Systems Corp.                                       19,116                                                      446
Eli Lilly & Co.                                                     40,939                                                    2,038
EMC Corp. *                                                         86,973                                                    1,214
Emerson Electric Corp.                                              15,022                                                    1,045
Engelhard Corp.                                                      4,279                                                      116
Entergy Corp.                                                        7,521                                                      532
EOG Resources, Inc.                                                  8,715                                                      591
Equifax, Inc.                                                        4,605                                                      159
Equity Office Properties Trust (g)                                  14,937                                                      460
Exelon Corp.                                                        24,069                                                    1,252
Express Scripts, Inc. *                                              5,522                                                      416
Exxon Mobil Corp.                                                  227,674                                                   12,781
Family Dollar Stores, Inc. (g)                                       5,916                                                      131
Fannie Mae                                                          34,917                                                    1,659
Federated Department Stores, Inc.                                    9,599                                                      589
Federated Investors, Inc. (g)                                        3,365                                                      118
FedEx Corp. (g)                                                     10,924                                                    1,004
Fifth Third Bancorp. (b) (g)                                        20,073                                                      806
First Data Corp.                                                    28,007                                                    1,133
First Energy Corp.                                                  12,007                                                      570
First Horizon National Corp.                                         4,404                                                      170
Fiserv, Inc. *                                                       6,786                                                      296
Fisher Scientific International, Inc. *                              4,514                                                      255
Fluor Corp.                                                          3,072                                                      195
Ford Motor Co.                                                      66,909                                                      557
Forest Laboratories, Inc. *                                         12,439                                                      472
Fortune Brands, Inc.                                                 5,343                                                      406
FPL Group, Inc.                                                     14,254                                                      614
Franklin Resources, Inc. (g)                                         5,336                                                      472
Freddie Mac                                                         24,889                                                    1,527
Freeport-McMoRan Copper & Gold,                                      6,374                                                      315
Inc., Class B
Freescale Semiconductor, Inc. *                                     14,922                                                      356
Gannett, Inc.                                                        8,811                                                      552
Gap, Inc.                                                           20,891                                                      361
Gateway, Inc. * (g)                                                 10,536                                                       30
General Dynamics Corp.                                               7,246                                                      843
General Electric Corp. (a)                                         382,707                                                   12,979
General Mills, Inc.                                                 13,115                                                      633
General Motors Corp. (g)                                            20,551                                                      563
Genuine Parts Co.                                                    6,189                                                      274
Genzyme Corp. *                                                      9,270                                                      670
Georgia Pacific Corp.                                                9,228                                                      300
Gilead Sciences, Inc. *                                             16,470                                                      778
Golden West Financial Corp. (g)                                      9,202                                                      540
Goldman Sachs Group, Inc.                                           16,771                                                    2,119
Goodrich Corp.                                                       4,276                                                      154
Goodyear Tire & Rubber Co. * (g)                                     6,242                                                       98
Guidant Corp.                                                       11,905                                                      750
H & R Block, Inc.                                                   11,901                                                      296
H.J. Heinz Co.                                                      12,419                                                      441
Halliburton Co.                                                     18,334                                                    1,084
Harley-Davidson, Inc. (g)                                           10,099                                                      500
Harrah's Entertainment, Inc.                                         6,672                                                      404
Hartford Financial Services Group, Inc.                             10,817                                                      863

Hasbro, Inc.                                                         6,686                                                      126
HCA, Inc.                                                           16,310                                                      786
Health Management Associates, Inc.,                                  8,746                                                      187
Class A
Hercules, Inc. * (g)                                                 4,007                                                       45
Hewlett-Packard Co.                                                103,412                                                    2,900
Hilton Hotels Corp.                                                 11,719                                                      228
Home Depot, Inc.                                                    77,279                                                    3,172
Honeywell International, Inc.                                       30,802                                                    1,053
Hospira, Inc. *                                                      6,000                                                      239
Humana, Inc. *                                                       5,741                                                      255
Huntington Bancshares                                                8,241                                                      192
IBM Corp.                                                           57,620                                                    4,719

Illinois Tool Works, Inc.                                            7,518                                                      637
IMS Health, Inc.                                                     8,038                                                      187
Ingersoll-Rand Co., Class A                                         12,364                                                      467
Intel Corp.                                                        219,848                                                    5,167
International Flavors & Fragrances,                                  3,139                                                      104
Inc.
International Game Technology                                       12,195                                                      323
International Paper Co.                                             17,905                                                      522
Interpublic Group Cos., Inc. * (g)                                  15,002                                                      155
Intuit, Inc. *                                                       6,578                                                      302
ITT Industries, Inc.                                                 3,417                                                      347
J.C. Penney Co., Inc.                                                9,014                                                      462
J.P. Morgan Chase & Co.                                            126,800                                                    4,643
Jabil Circuit, Inc. *                                                6,531                                                      195
Janus Capital Group, Inc.                                            8,048                                                      141
JDS Uniphase Corp. * (g)                                            58,468                                                      123
Jefferson-Pilot Corp.                                                4,822                                                      265
Johnson & Johnson                                                  107,405                                                    6,725
Johnson Controls, Inc.                                               7,072                                                      481
Jones Apparel Group, Inc.                                            4,279                                                      117
KB Home                                                              2,747                                                      180
Kellogg Co.                                                          9,194                                                      406
Kerr-McGee Corp.                                                     4,133                                                      351
KeyCorp                                                             14,947                                                      482
KeySpan Corp.                                                        6,135                                                      212
Kimberly-Clark Corp.                                                17,232                                                      979
Kinder Morgan, Inc.                                                  3,415                                                      310
King Pharmaceuticals, Inc. *                                         8,575                                                      132
KLA-Tencor Corp.                                                     7,302                                                      338
Knight-Ridder, Inc. (g)                                              2,462                                                      131
Kohl's Corp. *                                                      12,416                                                      598
Kroger Co. *                                                        25,853                                                      514
L-3 Communications Holdings, Inc.                                    4,405                                                      343
Laboratory Corp. of America Holdings *                               4,775                                                      230
(g)
Leggett & Platt, Inc.                                                6,727                                                      135
Lehman Brothers Holdings, Inc. (g)                                   9,812                                                    1,174
Lennar Corp., Class A                                                4,834                                                      269
Lexmark International, Inc. *                                        4,212                                                      175
Limited Brands, Inc.                                                12,569                                                      252
Lincoln National Corp.                                               6,162                                                      312
Linear Technology Corp.                                             11,275                                                      374
Liz Claiborne, Inc.                                                  3,851                                                      136
Lockheed Martin Corp.                                               13,069                                                      791
Loews Corp.                                                          4,878                                                      454
Louisiana-Pacific Corp.                                              3,933                                                       98
Lowe's Cos., Inc. (g)                                               28,141                                                    1,710
LSI Logic Corp. *                                                   13,757                                                      112
Lucent Technologies, Inc. * (g)                                    162,336                                                      463
M&T Bank Corp.                                                       2,902                                                      312
Manor Care, Inc. (g)                                                 3,065                                                      114
Marathon Oil Corp.                                                  13,200                                                      794
Marriott International, Inc., Class A                                6,130                                                      365
Marsh & McLennan Cos., Inc.                                         19,457                                                      567
Marshall & Ilsley Corp.                                              7,554                                                      325
Masco Corp.                                                         15,386                                                      439
Mattel, Inc. (g)                                                    14,603                                                      215
Maxim Integrated Products, Inc.                                     11,635                                                      404
Maytag Corp.                                                         2,827                                                       49
MBIA, Inc. (g)                                                       4,804                                                      280
MBNA Corp.                                                          45,611                                                    1,166
McCormick & Co.                                                      4,797                                                      145

McDonald's Corp.                                                    44,964                                                    1,421
McGraw-Hill Cos., Inc.                                              13,623                                                      667
McKesson, Inc.                                                      11,115                                                      505
MeadWestvaco Corp. (g)                                               6,613                                                      173
Medco Health Solutions, Inc. *                                      10,992                                                      621
MedImmune, Inc. * (g)                                                8,790                                                      307
Medtronic, Inc.                                                     43,719                                                    2,477
Mellon Financial Corp.                                              15,013                                                      476
Merck & Co., Inc. (g)                                               79,289                                                    2,238
Mercury Interactive Corp. * (g)                                      3,072                                                      107
Meredith Corp.                                                       1,595                                                       80
Merrill Lynch & Co., Inc.                                           33,537                                                    2,171
MetLife, Inc.                                                       27,313                                                    1,350
MGIC Investment Corp. (g)                                            3,348                                                      198
Micron Technology, Inc. * (g)                                       23,055                                                      299
Microsoft Corp.                                                    332,724                                                    8,550
Millipore Corp. *                                                    1,772                                                      108
Molex, Inc. (g)                                                      5,142                                                      130
Molson Coors Brewing Co., Class B                                    2,055                                                      127
Monsanto Co.                                                         9,765                                                      615
Monster Worldwide, Inc. * (g)                                        4,288                                                      141
Moody's Corp.                                                        9,090                                                      484
Morgan Stanley                                                      39,194                                                    2,133
Motorola, Inc.                                                      89,104                                                    1,975
Murphy Oil Corp.                                                     5,823                                                      273
Mylan Laboratories, Inc.                                             7,736                                                      149
Nabors Industries Ltd. * (g)                                         5,677                                                      390
National City Corp.                                                 20,496                                                      661
National Semiconductor Corp.                                        12,384                                                      280
National-Oilwell Varco, Inc. *                                       6,356                                                      397
Navistar International Corp. *                                       2,336                                                       64
NCR Corp. *                                                          6,627                                                      200
Network Appliance, Inc. *                                           13,686                                                      374
New York Times Co.                                                   5,163                                                      141
Newell Rubbermaid, Inc.                                              9,766                                                      225
Newmont Mining Corp.                                                16,175                                                      689
News Corp., Class A                                                 88,405                                                    1,260
NICOR, Inc.                                                          1,566                                                       61
Nike, Inc., Class B                                                  6,868                                                      576
NiSource, Inc.                                                       9,644                                                      228
Noble Corp.                                                          5,044                                                      325
Nordstrom, Inc.                                                      7,974                                                      276
Norfolk Southern Corp.                                              14,779                                                      594
North Fork Bancorp., Inc.                                           17,562                                                      445
Northern Trust Corp.                                                 6,694                                                      359
Northrop Grumman Corp.                                              13,024                                                      699
Novell, Inc. *                                                      13,512                                                      103
Novellus Systems, Inc. * (g)                                         4,899                                                      107
Nucor Corp.                                                          5,683                                                      341
NVIDIA Corp. *                                                       5,994                                                      201
Occidental Petroleum Corp. (g)                                      14,401                                                    1,136
Office Depot, Inc. *                                                11,205                                                      308
Officemax, Inc.                                                      2,506                                                       70
Omnicom Group, Inc.                                                  6,505                                                      540
Oracle Corp. *                                                     136,209                                                    1,726
PACCAR, Inc.                                                         6,167                                                      432
Pactiv Corp. *                                                       5,294                                                      104
Pall Corp. (g)                                                       4,413                                                      115
Parametric Technology Corp. *                                        9,637                                                       63
Parker Hannifin Corp.                                                4,264                                                      267
Patterson Cos, Inc. * (g)                                            4,979                                                      206
Paychex, Inc.                                                       12,003                                                      465

People's Energy Corp.                                                1,349                                                       50
Pepsi Bottling Group, Inc.                                           4,965                                                      141
PepsiCo, Inc.                                                       60,279                                                    3,561
PerkinElmer, Inc.                                                    4,600                                                      102
Pfizer, Inc.                                                       266,136                                                    5,786
PG&E Corp.                                                          13,546                                                      493
Phelps Dodge Corp.                                                   3,582                                                      432
Pinnacle West Capital Corp.                                          3,489                                                      146
Pitney Bowes, Inc.                                                   8,160                                                      343
Plum Creek Timber Co., Inc. (g)                                      6,526                                                      254
PMC-Sierra, Inc. *                                                   6,399                                                       45
PNC Financial Services Group                                        10,484                                                      636
PPG Industries, Inc.                                                 6,090                                                      365
PPL Corp.                                                           13,958                                                      437
Praxair, Inc.                                                       11,808                                                      583
Principal Financial Group                                           10,065                                                      500
Procter & Gamble Co.                                               124,149                                                    6,952
Progress Energy, Inc. (g)                                            9,185                                                      400
Progressive Corp. (g)                                                7,052                                                      817
Prudential Financial, Inc.                                          18,518                                                    1,348
Public Service Enterprise Group, Inc.                                8,708                                                      548
(g)
Public Storage, Inc. (g)                                             2,936                                                      194
Pulte Homes, Inc.                                                    7,704                                                      291
QLogic Corp. *                                                       3,225                                                       97
QUALCOMM, Inc. (g)                                                  58,830                                                    2,339
Quest Diagnostics, Inc.                                              6,003                                                      280
Qwest Communications International,                                 54,934                                                      240
Inc. *
R.R. Donnelley & Sons Co.                                            7,999                                                      280
RadioShack Corp.                                                     4,813                                                      106
Raytheon Co.                                                        16,462                                                      608
Reebok International Ltd. (g)                                        1,990                                                      114
Regions Financial Corp. (g)                                         16,457                                                      536
Reynolds American, Inc.                                              3,073                                                      261
Robert Half International, Inc.                                      6,123                                                      226
Rockwell Automation, Inc.                                            6,512                                                      346
Rockwell Collins, Inc.                                               6,320                                                      290
Rohm & Haas Co.                                                      5,200                                                      226
Rowan Cos., Inc.                                                     3,841                                                      127
Ryder Systems, Inc.                                                  2,282                                                       91
Sabre Group Holdings Corp., Class A                                  4,651                                                       91
SAFECO Corp.                                                         4,522                                                      252
Safeway, Inc.                                                       16,549                                                      385
Sanmina-SCI Corp. *                                                 18,644                                                       68
Sara Lee Corp.                                                      28,775                                                      514
SBC Communications, Inc.                                           119,237                                                    2,844
Schering-Plough Corp. (g)                                           53,259                                                    1,083
Schlumberger Ltd. (g)                                               21,237                                                    1,928
Scientific-Atlanta, Inc.                                             5,406                                                      192
Sealed Air Corp. * (g)                                               2,969                                                      149
Sears Holdings Corp. *                                               3,754                                                      451
Sempra Energy                                                        9,435                                                      419
Sherwin-Williams Co.                                                 4,069                                                      173
Siebel Systems, Inc.                                                19,878                                                      206
Sigma-Aldrich Corp.                                                  2,443                                                      156
SLM Corp. (g)                                                       15,184                                                      843
Snap-On, Inc.                                                        2,050                                                       74
Solectron Corp. *                                                   34,489                                                      122
Southern Co. (g)                                                    26,856                                                      940
Southwest Airlines Co.                                              24,990                                                      400
Sovereign Bancorp, Inc.                                             12,937                                                      279

Sprint Corp. (g)                                                   105,887                                                    2,468
St. Jude Medical, Inc. *                                            13,201                                                      635
St. Paul Cos.                                                       24,382                                                    1,098
Stanley Works                                                        2,673                                                      128
Staples, Inc.                                                       26,881                                                      611
Starbucks Corp. *                                                   27,656                                                      782
Starwood Hotels & Resorts Worldwide,                                 7,941                                                      464
Inc.
State Street Corp.                                                  12,068                                                      667
Stryker Corp.                                                       10,478                                                      430
Sun Microsystems, Inc. *                                           124,888                                                      500
Sunoco, Inc.                                                         4,884                                                      364
SunTrust Banks, Inc.                                                13,067                                                      947
SUPERVALU, Inc.                                                      4,828                                                      152
Symantec Corp. *                                                    43,248                                                    1,031
Symbol Technologies, Inc.                                            8,612                                                       71
Synovus Financial Corp. (g)                                         11,603                                                      319
Sysco Corp.                                                         22,954                                                      732
T. Rowe Price Group, Inc.                                            4,673                                                      306
Target Corp.                                                        31,909                                                    1,777
Teco Energy, Inc. (g)                                                7,343                                                      127
Tektronix, Inc.                                                      3,140                                                       72
Tellabs, Inc. *                                                     15,903                                                      152
Temple-Inland, Inc. (g)                                              4,001                                                      147
Tenet Healthcare Corp. *                                            16,622                                                      140
Teradyne, Inc. *                                                     6,946                                                       94
Texas Instruments, Inc.                                             58,480                                                    1,671
Textron, Inc.                                                        4,788                                                      345
The Hershey Company                                                  6,608                                                      376
The Walt Disney Co.                                                 72,416                                                    1,765
Thermo Electron Corp. *                                              5,718                                                      173
Tiffany & Co.                                                        5,097                                                      201
Time Warner, Inc.                                                  169,423                                                    3,021
TJX Companies, Inc.                                                 16,689                                                      359
Torchmark Corp.                                                      3,694                                                      195
Transocean, Inc. *                                                  11,859                                                      682
Tribune Co. (g)                                                      9,498                                                      299
TXU Corp.                                                            8,655                                                      872
Tyco International Ltd.                                             73,057                                                    1,928
Tyson Foods, Inc., Class A                                           8,906                                                      159
U.S. Bancorp.                                                       65,949                                                    1,951
U.S.T., Inc. (g)                                                     5,864                                                      243
Union Pacific Corp.                                                  9,569                                                      662
Unisys Corp. *                                                      12,020                                                       61
United Parcel Service, Inc.                                         39,993                                                    2,917
United States Steel Corp. (g)                                        4,051                                                      148
United Technologies Corp.                                           36,962                                                    1,895
UnitedHealth Group, Inc.                                            45,604                                                    2,641
Univision Communications, Inc. * (g)                                 8,304                                                      217
UNUMProvident Corp.                                                 10,565                                                      214
V.F. Corp.                                                           3,172                                                      166
Valero Energy                                                       11,027                                                    1,160
Verizon Communications, Inc.                                        99,832                                                    3,146
Viacom, Inc.                                                        57,197                                                    1,771
Visteon Corp. *                                                      4,565                                                       38
Vulcan Materials Co.                                                 3,623                                                      235
W.W. Grainger, Inc.                                                  2,711                                                      182
Wachovia Corp. (g)                                                  56,936                                                    2,876
Wal-Mart Stores, Inc.                                               90,136                                                    4,263
Walgreen Co. (g)                                                    36,901                                                    1,676
Washington Mutual, Inc.                                             35,892                                                    1,422
Waste Management, Inc.                                              20,152                                                      595

Waters Corp. *                                                       4,165                                                      151
Watson Pharmaceuticals, Inc. *                                       3,908                                                      135
Weatherford International Ltd. * (g)                                 4,982                                                      312
WellPoint, Inc. *                                                   22,141                                                    1,654
Wells Fargo & Co.                                                   60,953                                                    3,669
Wendy's International, Inc.                                          4,078                                                      191
Weyerhaeuser Co.                                                     8,923                                                      566
Whirlpool Corp. (g)                                                  2,373                                                      186
Williams Cos., Inc.                                                 20,945                                                      468
Wm. Wrigley Jr. Co.                                                  6,466                                                      449
Wyeth                                                               48,409                                                    2,157
Xcel Energy, Inc.                                                   14,270                                                      262
Xerox Corp. * (g)                                                   35,138                                                      477
Xilinx, Inc. (g)                                                    12,445                                                      298
XL Capital Ltd., Class A                                             4,971                                                      318
XTO Energy, Inc.                                                    13,205                                                      574
Yahoo, Inc. * (g)                                                   45,255                                                    1,673
YUM! Brands, Inc. (g)                                               10,279                                                      523
Zimmer Holdings, Inc. *                                              8,982                                                      573
Zions Bancorporation                                                 3,408                                                      250
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                         391,917
                                                                                                                            -------

REAL ESTATE INVESTMENT TRUSTS (i)  (0.5%)
Archstone-Smith Trust                                                7,538                                                      306
Equity Residential Properties Trust (g)                             10,582                                                      415
ProLogis                                                             8,842                                                      380
Simon Property Group, Inc. (g)                                       6,551                                                      469
Vornado Realty Trust                                                 4,317                                                      350
                                                                                                                                ---
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                           1,920
                                                                                                                              -----

INVESTMENTS IN AFFILIATES  (2.7%)
Fifth Third Institutional Money Market Fund                     11,099,721                                                   11,100
                                                                                                                             ------

TOTAL INVESTMENTS IN AFFILIATES                                                                                              11,100
                                                                                                                             ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (13.7%)
Pool of various securities for Fifth Third Funds                  $ 55,577                                                   55,577
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        55,577
                                                                                                                             ------


TOTAL (COST $256,739) +   -   113.6%                                                                                       $460,514
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BALANCED FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                  VALUE
COMMERCIAL PAPER  (1.5%)
Societe Generale, 3.91%, 11/17/05 **                               $ 1,730                                                 $  1,727
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                        1,727
                                                                                                                              -----
COMMON STOCKS  (60.3%)
Abbott Laboratories                                                 52,495                                                    2,261
Air Products and Chemicals, Inc.                                    24,621                                                    1,409
Allstate Corp.                                                      23,904                                                    1,262
Alltel Corp.                                                        23,478                                                    1,452
American International Group, Inc.                                  45,516                                                    2,949
Analog Devices, Inc. (g)                                            18,902                                                      657
Check Point Software Technologies Ltd.                              39,932                                                      893
 * (g)
Citigroup, Inc.                                                     48,232                                                    2,208
Coca-Cola Co.                                                       73,138                                                    3,128
Ecolab, Inc.                                                        38,500                                                    1,274
Emerson Electric Corp.                                              34,629                                                    2,408
Exxon Mobil Corp.                                                   52,505                                                    2,948
FPL Group, Inc.                                                     19,386                                                      835
General Electric Corp.                                              93,842                                                    3,182
Guidant Corp.                                                       24,742                                                    1,559
Honeywell International, Inc.                                       67,649                                                    2,314
Intel Corp.                                                         67,541                                                    1,588
Jacobs Engineering Group, Inc. *                                    13,694                                                      873
Johnson & Johnson                                                   44,711                                                    2,800
McDonald's Corp.                                                    64,741                                                    2,045
Medco Health Solutions, Inc. *                                      24,484                                                    1,383
Microsoft Corp.                                                    100,695                                                    2,588
Noble Corp. (g)                                                     17,106                                                    1,101
Omnicom Group, Inc.                                                 21,331                                                    1,770
PepsiCo, Inc.                                                       31,662                                                    1,871
Praxair, Inc.                                                       15,471                                                      764
Procter & Gamble Co.                                                38,938                                                    2,180
Prudential Financial, Inc.                                          41,582                                                    3,028
Schlumberger Ltd. (g)                                               15,064                                                    1,367
Sherwin-Williams Co.                                                25,745                                                    1,095
Symantec Corp. *                                                   102,170                                                    2,437
Synovus Financial Corp.                                             98,889                                                    2,716
Target Corp.                                                        21,955                                                    1,223
Teva Pharmaceutical Industries Ltd.,                                49,327                                                    1,880
ADR (g)
UnionBanCal Corp.                                                   10,752                                                      736
United Technologies Corp.                                           31,184                                                    1,599
Walgreen Co.                                                        21,128                                                      960
Weatherford International Ltd. * (g)                                35,745                                                    2,238
Wells Fargo & Co.                                                   44,030                                                    2,651
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                          71,632
                                                                                                                             ------
CORPORATE BONDS  (22.5%)
AOL Time Warner, Inc., 7.70%,                                        $ 125                                                      142
5/1/32
Bank One Capital III, 8.75%, 9/1/30                                    675                                                      886
Bear Stearns Adjustable Rate Mortgage                                  766                                                      752
Trust, Series 2004-10, Class 12A3,
4.74%, 1/25/35
Bear Stearns Alternative-A Trust, Series                               570                                                      574
2005-9, 5.85%, 11/25/35 (f)
Bear Stearns Asset Backed Securities,                                  284                                                      284
Inc., Series 2004-HE3, Class 1A1, 4.21%,
 5/25/31 (d)
Bear Stearns Commercial Mortgage                                       450                                                      465
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                                       700                                                      695
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41 (d)
Chase Manhattan Auto Owner Trust,                                      210                                                      209
1.52%, 5/15/07
Chase Mortgage Finance Corp., 5.00%,                                 1,645                                                    1,596
11/25/33
Countrywide Alternative Loan Trust,                                    342                                                      348
6.50%, 9/25/34
Credit Suisse First Boston Mortgage                                     45                                                       45
Securities Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
DaimlerChrysler, 8.50%, 1/18/31                                         65                                                       76
Duke Energy Corp., 6.45%, 10/15/32                                     225                                                      235
First Franklin Mortgage Loan, 4.58%,                                    20                                                       20
7/25/33 (d)
First Union-Lehman Brothers, 7.00%,                                    630                                                      682
4/18/29 (e)
Ford Motor Credit Co., 7.00%, 10/1/13                                  145                                                      133
(g)
Gazprom International, 7.20%, 2/1/20 (e)                               110                                                      117
General Electric Capital Corp., 6.75%,                                 175                                                      200
3/15/32
General Motors Acceptance Corp.,                                       963                                                      963
Mortgage Corp. Loan Trust, 4.27%,
12/25/20 (d)
General Motors Acceptance Corp.,                                       385                                                      377
Mortgage Corp. Loan Trust, 4.34%,
11/1/34
General Motors Acceptance Corp.,                                     1,000                                                    1,002
Mortgage Corp. Loan Trust, 4.23%,
2/25/35 (d) (f)
Green Tree Financial Corp., 7.60%,                                     270                                                      280
6/15/25
Green Tree Financial Corp., Series                                     161                                                      162
1998-6, Class A6, 6.27%, 6/1/30
Greenwich Capital Commercial Funding                                 1,000                                                      986
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                                   700                                                      691
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                                689                                                      666
2004-C1, Class A1, 3.66%, 10/10/28
GS Mortgage Securities Corp. II, Series                              1,000                                                      986
2004-GG2, Class A3, 4.60%, 8/10/38
IBM Corp., 5.88%, 11/29/32                                             250                                                      258
IndyMac Index Mortgage Loan Trust,                                     448                                                      448
Series 2005-AR9, 5.47%, 7/25/35
JP Morgan Mortgage Trust, Series                                       457                                                      449
2005-A1, Class 2A1, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     2,000                                                    1,956
2005-A2, 4.93%, 4/25/35
Lockheed Martin Corp., 7.75%,                                          180                                                      221
5/1/26
Marsh & McLennan Cos., Inc., 5.38%,                                    225                                                      215
7/15/14
Morgan Stanley Capital I, 5.11%,                                       800                                                      789
6/15/40
Morgan Stanley Dean Witter Capital I,                                  700                                                      680
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                                    955                                                      937
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                                        205                                                      220
Navistar Financial Corp. Owner Trust,                                1,731                                                    1,733
4.17%, 4/15/08 (d) (f)
Pemex Master Trust, 6.13%, 8/15/08                                     175                                                      179
Residential Accredit Loans, Inc., 4.31%,                             1,014                                                    1,013
 3/25/34 (d) (f)
Residential Asset Securities Corp.,                                    795                                                      795
3.88%, 3/25/34 (d) (f)
Trans-Canada Pipeline, 5.60%,                                          195                                                      193
3/31/34
Truck Retail Installment Paper Corp.,                                2,000                                                    2,006
4.24%, 12/15/16 (d) (f) (e)
UBS Preferred Funding Trust I, 8.62%,                                  250                                                      286
10/1/10 (d)
Washington Mutual, Series 2004-AR3,                                    420                                                      412
Class A-2, 4.24%, 6/25/34
YUM! Brands Inc., 7.70%, 7/1/12                                        250                                                      282
                                                                                                                                ---
TOTAL CORPORATE BONDS                                                                                                        26,644
                                                                                                                             ------
FOREIGN BONDS  (0.7%)
France Telecom, 8.75%, 3/1/31                                          200                                                      261
United Mexican States, 4.63%,                                          580                                                      573
10/8/08                                                                                                                         ---

TOTAL FOREIGN BONDS                                                                                                             834
                                                                                                                                ---
U.S. GOVERNMENT AGENCIES  (15.2%)
FANNIE MAE  (9.3%)
6.50%, 6/1/16                                                        1,187                                                    1,226
5.50%, 1/1/18                                                          288                                                      290
4.50%, 5/1/18 TBA                                                    2,750                                                    2,660
5.50%, 11/1/18                                                         550                                                      554
4.00%, 2/25/21                                                         194                                                      193
5.50%, 2/1/25                                                          273                                                      271
5.00%, 5/1/25                                                          482                                                      468
7.50%, 6/1/27                                                           42                                                       44
7.50%, 12/1/27                                                           7                                                        7
7.50%, 12/1/27                                                          98                                                      104
7.00%, 9/1/31                                                          203                                                      212
7.00%, 6/1/32                                                           15                                                       15
5.00%, 6/1/33 TBA                                                    1,000                                                      963

5.50%, 6/1/33 TBA                                                    2,500                                                    2,467
7.00%, 9/1/34                                                           40                                                       42
6.00%, 7/1/35                                                          751                                                      758
6.00%, 9/1/35                                                          752                                                      758
                                                                                                                                ---
                                                                                                                             11,032
                                                                                                                             ------
FREDDIE MAC  (4.4%)
4.50%, 8/15/16                                                       1,585                                                    1,529
5.00%, 4/1/18                                                          572                                                      565
5.00%, 8/1/18                                                          679                                                      670
7.50%, 7/1/27                                                           13                                                       14
7.50%, 8/1/27                                                           60                                                       63
7.50%, 11/1/27                                                          31                                                       33
7.50%, 12/1/27                                                          72                                                       76
6.50%, 5/1/31                                                          218                                                      224
6.50%, 11/1/31                                                         667                                                      685
7.00%, 1/1/32                                                            9                                                        9
6.25%, 7/15/32 (g)                                                     700                                                      812
7.00%, 8/1/32                                                           43                                                       45
4.50%, 6/1/34                                                          181                                                      170
4.50%, 9/1/34                                                          226                                                      211
6.00%, 10/1/34                                                         150                                                      152
                                                                                                                                ---
                                                                                                                              5,258
                                                                                                                              -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.5%)
4.50%, 11/16/29                                                        465                                                      449
6.50%, 4/15/32                                                         148                                                      153
7.00%, 7/20/32                                                         114                                                      120
5.50%, 10/1/35 TBA                                                   1,000                                                      999
                                                                                                                                ---
                                                                                                                              1,721
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               18,011
                                                                                                                             ------
U.S. TREASURY OBLIGATIONS  (0.3%)
U.S. TREASURY INFLATION PROTECTED BONDS  (0.3%)
1.63%, 1/15/15                                                         300                                                      299
                                                                                                                                ---
TOTAL U.S. TREASURY OBLIGATIONS                                                                                                 299
                                                                                                                                ---

INVESTMENTS IN AFFILIATES  (5.4%)
Fifth Third Institutional Money Market Fund                      6,445,273                                                    6,445
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               6,445
                                                                                                                              -----
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (7.5%)
Pool of various securities for Fifth Third                         $ 8,844                                                    8,844
                                                                                                                              -----
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         8,844
                                                                                                                              -----



TOTAL (COST $125,830) +   -   113.4%                                                                                       $134,436
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICRO CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                        SHARES OR PRINCIPAL AMOUNT                                          VALUE
COMMON STOCKS  (96.0%)
A. T. Cross Co., Class A *                                         163,000                                                   $  734
ActivCard Corp. *                                                  243,000                                                      819
Agilysys, Inc.                                                      13,000                                                      194
Analysts International Corp. *                                     250,000                                                      660
Anaren, Inc. * (g)                                                  62,000                                                      877
Angelica Corp.                                                      30,000                                                      426
APAC Customer Services, Inc. *                                     525,000                                                      704
Apogee Enterprises, Inc.                                           197,000                                                    3,227
Applied Films Corp. *                                               40,000                                                      777
Associated Estates Realty Corp.                                    110,000                                                    1,003
At Road, Inc. * (g)                                                265,000                                                    1,219
Ault, Inc. *                                                       202,000                                                      420
Benihana, Inc., Class A *                                          107,000                                                    2,031
Berkshire Hills Bancorp, Inc.                                       43,000                                                    1,506
BioScrip, Inc. *                                                   361,721                                                    2,171
Bombay Co., Inc. *                                                 300,000                                                    1,203
Boykin Lodging Co. *                                                89,000                                                      982
Bradley Pharmaceuticals, Inc. * (g)                                 80,000                                                      963
Brush Engineered Materials, Inc. *                                 127,000                                                    1,915
BUCA, Inc. *                                                       209,000                                                    1,216
CalAmp Corp. *                                                      77,000                                                      882
Calgon Carbon Corp.                                                254,000                                                    1,384
CBIZ, Inc. *                                                       360,000                                                    2,070
Celadon Group, Inc. *                                               70,000                                                    1,621
Cepheid, Inc. *                                                    140,000                                                      888
Cobra Electronics Corp. *                                          130,000                                                    1,126
Compudyne Corp. *                                                  129,000                                                      686
Crawford & Co., Class A                                             12,200                                                       86
Crawford & Co., Class B                                            162,800                                                    1,143
Cutter & Buck, Inc.                                                108,000                                                    1,331
Deb Shops, Inc.                                                     72,000                                                    1,821
DHB Industries, Inc. * (g)                                         260,000                                                      775
Digimarc Corp. *                                                   182,000                                                    1,139
Dot Hill Systems Corp. *                                           273,000                                                    1,892
EFJ, Inc. *                                                        160,000                                                    1,590
Electro Rent Corp. *                                                74,000                                                      950
Emerson Radio Corp. * (g)                                          425,000                                                    1,424
Flow International Corp. * (g)                                      94,000                                                      858
Frozen Food Express Industries, Inc. *                              86,000                                                      970
Goody's Family Clothing, Inc. (g)                                   62,500                                                      594
Government Properties Trust, Inc. (g)                              150,000                                                    1,361
GSI Lumonics, Inc. *                                               116,000                                                    1,002
Hancock Fabrics, Inc. (g)                                          280,000                                                    1,820
Hardinge, Inc.                                                      35,000                                                      585
Hartmarx Corp. *                                                   265,000                                                    1,849
Heidrick & Struggles International, Inc.                            28,000                                                      904
* (g)
ICO, Inc. *                                                        115,000                                                      298
InFocus Corp. *                                                    265,000                                                      848
Input/Output, Inc. * (g)                                           285,000                                                    2,189
Jameson Inns, Inc. * (g)                                           145,700                                                      303
K2, Inc. * (g)                                                      90,000                                                      903
KVH Industries, Inc. *                                              74,000                                                      684

Lazare Kaplan International, Inc. *                                165,000                                                    1,536
LESCO, Inc. *                                                      153,900                                                    2,524
Lightbridge, Inc. *                                                 91,000                                                      737
Lydall, Inc. *                                                     118,000                                                    1,057
MAIR Holdings, Inc. * (g)                                           95,000                                                      549
Material Sciences Corp. *                                          264,000                                                    4,012
Maxwell Technologies, Inc. * (g)                                   142,000                                                    1,781
Meade Instruments Corp. *                                          396,000                                                    1,045
Meadowbrook Insurance Group *                                      210,000                                                    1,152
Medical Action Industries, Inc. *                                   70,000                                                    1,315
MEDTOX Scientific, Inc. *                                          131,000                                                      850
MGP Ingredients, Inc. (g)                                          125,000                                                    1,342
MHI Hospitality Corp.                                              115,000                                                    1,047
Michael Baker Corp. *                                               34,000                                                      886
Monterey Pasta Co. *                                               423,000                                                    1,819
Nanometrics, Inc. * (g)                                            127,000                                                    1,314
National Atlantic Holdings Corp. *                                 170,000                                                    1,912
National Dentex Corp. *                                             96,000                                                    1,872
North Pointe Holdings Corp. *                                       70,000                                                      790
Northwest Pipe Co. *                                                29,000                                                      656
Olympic Steel, Inc. * (g)                                           52,000                                                      925
On Assignment, Inc. *                                              280,000                                                    2,383
OSI Systems, Inc. * (g)                                            136,000                                                    2,258
Osteotech, Inc. *                                                  250,000                                                      850
Overland Storage, Inc. *                                            56,000                                                      455
PAM Transportation Services, Inc. *                                 45,000                                                      763
PAREXEL International Corp. *                                       20,000                                                      438
Perceptron, Inc. *                                                  90,213                                                      586
Pharmacopeia, Inc. *                                               208,000                                                      782
Planar Systems, Inc. *                                             110,000                                                      981
Plato Learning, Inc. *                                             247,000                                                    1,749
Poore Brothers, Inc. *                                             160,000                                                      562
Powell Industries, Inc. *                                           80,000                                                    1,678
ProCentury Corp.                                                   110,000                                                    1,118
R.G. Barry Corp. *                                                 168,000                                                    1,050
Rewards Network, Inc. * (g)                                        175,000                                                      943
Rockford Corp. * (g)                                               275,050                                                      930
Rocky Shoes & Boots, Inc. *                                         62,000                                                    1,533
Russ Berrie & Co., Inc.                                             90,000                                                    1,214
Sea Containers, Ltd.                                               161,000                                                    1,805
SEMCO Energy, Inc. *                                               124,500                                                      747
Skechers U.S.A., Inc. *                                            145,000                                                    1,837
SNB Bancshares, Inc. *                                              70,000                                                      770
SonicWALL, Inc. *                                                  380,000                                                    2,645
Southcoast Financial Corp. *                                        36,300                                                      835
Standard Register Co.                                               94,000                                                    1,428
Stepan Co.                                                         154,000                                                    3,942
Strategic Distribution, Inc. *                                      96,800                                                    1,064
Superior Uniform Group, Inc.                                        58,000                                                      673
SupportSoft, Inc. *                                                220,000                                                      882
Symmetricom, Inc. *                                                285,000                                                    2,272
Tasty Baking Co.                                                    73,000                                                      591
The Rowe Cos. *                                                    205,000                                                      543
Top Tankers, Inc.                                                  104,000                                                    1,340
Transport Corp. of America, Inc. *                                 140,000                                                    1,350
U. S. Concrete, Inc. *                                              70,000                                                      427
U.S. Xpress Enterprises, Inc., A Shares                            132,000                                                    1,610
*
Universal Electronics, Inc. *                                       83,000                                                    1,438
Vignette Corp. *                                                    33,000                                                      548
White Electronic Designs Corp. *                                   197,000                                                    1,015
Willbros Group, Inc. *                                             110,000                                                    1,717

Wolverine Tube, Inc. *                                             100,000                                                      638
Zomax, Inc. *                                                      350,000                                                      928
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                         139,462
                                                                                                                            -------

INVESTMENT COMPANIES  (1.1%)
Equus II, Inc.                                                     139,801                                                    1,224
MVC Capital                                                         30,000                                                      338
                                                                                                                                ---
TOTAL INVESTMENT COMPANIES                                                                                                    1,562
                                                                                                                              -----
INVESTMENTS IN AFFILIATES  (3.0%)
Fifth Third Institutional Money Market Fund                      4,370,834                                                    4,371
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               4,371
                                                                                                                              -----
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (12.0%)
Pool of various securities for Fifth Third Funds                  $ 17,511                                                   17,511
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        17,511
                                                                                                                             ------


TOTAL (COST $133,290) +   -   112.1%                                                                                       $162,906
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SMALL CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                   SHARES
                                                                     OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                   VALUE
COMMON STOCKS  (94.5%)
Agrium, Inc.                                                       121,800                                                 $  2,583
Anixter International, Inc. (g)                                     67,400                                                    2,499
Ann Taylor Stores Corp. * (g)                                      100,000                                                    2,427
Applied Films Corp. *                                               31,000                                                      602
Arkansas Best Corp.                                                 37,000                                                    1,434
Avnet, Inc. * (g)                                                   34,000                                                      784
Axcelis Technologies, Inc. *                                        61,000                                                      265
Big Lots, Inc. * (g)                                               140,000                                                    1,620
Black Hills Corp. (g)                                               69,400                                                    2,886
Bob Evans Farms, Inc. (g)                                          135,000                                                    3,025
Borland Software Corp. *                                           210,000                                                    1,060
Cambior, Inc. *                                                    115,000                                                      208
Cash America International, Inc.                                   115,000                                                    2,514
Coca-Cola Femsa, SA de CV ADR (g)                                   75,000                                                    1,928
Coeur d'Alene Mines Corp. * (g)                                    352,000                                                    1,327
Colonial Properties Trust                                           15,000                                                      656
Commercial Capital Bancorp., Inc.                                   86,300                                                    1,386
Community Health System, Inc. *                                     69,000                                                    2,560
Credence Systems Corp. * (g)                                       253,600                                                    1,953
Dot Hill Systems Corp. *                                            86,000                                                      596
EGL, Inc. * (g)                                                    127,200                                                    3,565
Eldorado Gold Corp. *                                              436,700                                                    1,328
Endurance Specialty Holdings, Ltd.                                  95,000                                                    3,150
Georgia Gulf Corp.                                                  86,900                                                    2,529
Golden Star Resources, Ltd. * (g)                                  152,000                                                      378
Hain Celestial Group, Inc. *                                       189,000                                                    3,652
Headwaters, Inc. * (g)                                              30,000                                                      955
Horace Mann Educators Corp. (g)                                     53,000                                                    1,029
Houston Exploration Co. *                                           20,000                                                    1,031
Input/Output, Inc. * (g)                                           336,500                                                    2,584
Inter-Tel, Inc. (g)                                                  7,600                                                      141
Jackson Hewitt Tax Service, Inc.                                    70,000                                                    1,730
Lubrizol Corp.                                                      65,000                                                    2,704
Methode Electronics, Inc.                                          140,000                                                    1,436
Molina Healthcare, Inc. * (g)                                       25,000                                                      514
Nordson Corp.                                                       67,800                                                    2,520
Odyssey Healthcare, Inc. *                                         117,000                                                    2,022
Pacific Sunwear of California, Inc. *                               88,800                                                    2,222
Performance Food Group Co. * (g)                                   124,000                                                    3,421
Perry Ellis International, Inc. *                                  117,500                                                    2,431
Photronics, Inc. *                                                  26,500                                                      477
Piper Jaffray Cos., Inc. *                                          79,300                                                    2,724
Platinum Underwriters Holdings, Ltd.                               100,000                                                    2,849
Polyone Corp. * (g)                                                260,700                                                    1,504
PT Indosat TBK ADR (g)                                              60,000                                                    1,446
Raymond James Financial, Inc.                                       88,300                                                    3,005
Scottish Re Group, Ltd. (g)                                        150,900                                                    3,705
Semitool, Inc. *                                                   160,000                                                    1,458
Service Corp. International                                        600,000                                                    5,022
South Financial Group, Inc.                                         69,000                                                    1,902

Standard Register Co.                                              179,000                                                    2,721
Steris Corp.                                                        80,000                                                    1,825
Swift Transportation Co., Inc. *                                    20,000                                                      365
The Steak n Shake Co. *                                            172,000                                                    3,167
Tidewater, Inc. (g)                                                 54,000                                                    2,482
Tommy Hilfiger Corp. *                                              60,000                                                      966
U.S. Xpress Enterprises, Inc., A Shares                            105,000                                                    1,281
*
Vectren Corp.                                                       75,200                                                    2,042
Veritas DGC, Inc. * (g)                                             80,000                                                    2,577
Westar Energy, Inc.                                                104,000                                                    2,298
Wintrust Financial Corp.                                            63,400                                                    3,404
WPS Resources Corp.                                                 39,100                                                    2,133
Yellow Roadway Corp. *                                              45,100                                                    2,050
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         123,058
                                                                                                                            -------

INVESTMENTS IN AFFILIATES  (5.4%)
Fifth Third Institutional Money Market Fund                      6,982,693                                                    6,983
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               6,983
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (21.9%)
Pool of various securities for Fifth Third Funds                  $ 28,499                                                   28,499
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        28,499
                                                                                                                             ------


TOTAL (COST $149,293) +   -   121.8%                                                                                       $158,540
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MULTI CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                         SHARES OR PRINCIPAL AMOUNT                                         VALUE
COMMON STOCKS  (98.6%)
Abbott Laboratories                                                 35,000                                                $   1,507
Alcoa, Inc.                                                        100,000                                                    2,429
Alltel Corp.                                                        50,000                                                    3,093
American Electric Power Co. (g)                                     50,000                                                    1,898
American Express Co.                                                50,000                                                    2,489
American International Group, Inc.                                 100,000                                                    6,480
Ameritrade Holding Corp. * (g)                                     125,000                                                    2,629
Anadarko Petroleum Corp.                                            45,000                                                    4,082
Andrew Corp. * (g)                                                 140,000                                                    1,487
Applera Corp.- Celera Genomics Group                               230,000                                                    2,732
* (g)
Applied Materials, Inc.                                            230,000                                                    3,767
Archer-Daniels-Midland Co.                                         140,000                                                    3,412
Bank of America Corp. (g)                                          120,000                                                    5,248
Bank of New York Co., Inc.                                         140,000                                                    4,381
Becton, Dickinson & Co.                                             20,000                                                    1,015
Big Lots, Inc. * (g)                                               215,000                                                    2,488
Bob Evans Farms, Inc. (g)                                          125,000                                                    2,801
Borg Warner, Inc.                                                   55,000                                                    3,189
Bristol-Myers Squibb Co.                                           125,000                                                    2,646
Cadbury Schweppes PLC ADR                                           60,000                                                    2,381
Carnival Corp. (g)                                                  15,000                                                      745
Charles Schwab Corp.                                               250,000                                                    3,799
Chevron Corp.                                                       80,000                                                    4,566
CIGNA Corp.                                                         50,000                                                    5,794
Coherent, Inc. *                                                   100,000                                                    2,961
ConAgra, Inc.                                                      200,000                                                    4,654
ConocoPhillips                                                     120,000                                                    7,845
CSX Corp. (g)                                                       50,000                                                    2,291
Deere & Co.                                                         50,000                                                    3,034
Dow Chemical Co.                                                    50,000                                                    2,293
Duke Energy Corp. (g)                                              110,000                                                    2,913
E*TRADE Financial Corp. *                                          175,000                                                    3,246
E. I. du Pont de Nemours & Co.                                      60,000                                                    2,501
EMC Corp. *                                                        165,000                                                    2,303
Federated Department Stores, Inc.                                   34,265                                                    2,103
Florida East Coast Industries, Inc. (g)                             75,000                                                    3,269
Foot Locker, Inc.                                                   80,000                                                    1,555
General Dynamics Corp. (g)                                          40,000                                                    4,652
General Electric Corp.                                             135,000                                                    4,578
Georgia Gulf Corp.                                                  20,000                                                      582
Georgia Pacific Corp.                                               40,000                                                    1,301
Global Industries, Ltd. *                                          150,000                                                    1,907
Goodyear Tire & Rubber Co. * (g)                                   100,000                                                    1,564
H.J. Heinz Co.                                                      70,000                                                    2,485
Harris Corp.                                                       120,000                                                    4,931
Hartford Financial Services Group, Inc.                             30,000                                                    2,393

Health Management Associates, Inc.,                                 50,000                                                    1,071
Class A
Hewlett-Packard Co.                                                160,000                                                    4,487
Home Depot, Inc.                                                   100,000                                                    4,104
Honda Motor Co., Ltd.                                               75,000                                                    2,086

Honeywell International, Inc.                                      150,000                                                    5,129
Horace Mann Educators Corp. (g)                                    220,000                                                    4,270
Humana, Inc. *                                                     150,000                                                    6,658
IBM Corp.                                                           50,000                                                    4,094
Industrias Bachoco, S.A. ADR (g)                                    40,000                                                      728
Intel Corp.                                                        125,000                                                    2,938
J.C. Penney Co., Inc.                                               30,000                                                    1,536
J.P. Morgan Chase & Co.                                            180,000                                                    6,591
JAKKS Pacific, Inc. * (g)                                          100,000                                                    1,838
Jefferson-Pilot Corp.                                              100,000                                                    5,488
Jones Apparel Group, Inc.                                           50,000                                                    1,364
K2, Inc. * (g)                                                      65,000                                                      652
Kerr-McGee Corp.                                                    34,815                                                    2,961
KeyCorp                                                            100,000                                                    3,224
Laboratory Corp. of America Holdings                                45,000                                                    2,171
*
Lubrizol Corp.                                                      85,000                                                    3,536
Manpower, Inc.                                                      50,000                                                    2,264
Marathon Oil Corp.                                                 120,000                                                    7,218
Masco Corp.                                                         85,000                                                    2,423
McDonald's Corp.                                                   120,000                                                    3,792
McKesson, Inc.                                                      25,000                                                    1,136
Merrill Lynch & Co., Inc.                                           90,000                                                    5,826
Methode Electronics, Inc.                                          165,000                                                    1,693
MetLife, Inc.                                                       30,000                                                    1,482
Molson Coors Brewing Co., Class B                                   25,000                                                    1,543
Motorola, Inc.                                                     200,000                                                    4,432
National City Corp.                                                 50,000                                                    1,612
Natuzzi S.p.A. ADR                                                  60,000                                                      480
New York Community Bancorp, Inc.                                   100,000                                                    1,617
New York Times Co. (g)                                              50,000                                                    1,362
Newell Rubbermaid, Inc.                                             30,000                                                      690
NiSource, Inc.                                                      85,000                                                    2,010
Pall Corp.                                                         160,000                                                    4,186
Payless ShoeSource, Inc. * (g)                                     175,000                                                    3,215
Pepco Holdings, Inc.                                               165,000                                                    3,546
Pfizer, Inc.                                                       200,000                                                    4,348
Piper Jaffray Cos., Inc. *                                          50,000                                                    1,718
Royal Dutch Shell PLC ADR, A                                        60,000                                                    3,722
Shares
Safeway, Inc.                                                      200,000                                                    4,652
Schering-Plough Corp.                                              170,000                                                    3,458
Schlumberger Ltd. (g)                                               55,000                                                    4,992
Scientific-Atlanta, Inc.                                            45,000                                                    1,595
Snap-On, Inc. (g)                                                   30,000                                                    1,081
Sprint Corp.                                                       100,000                                                    2,331
Standard Register Co.                                              200,000                                                    3,040
Stanley Works                                                       75,000                                                    3,594
Stewart & Stevenson Services, Inc.                                 130,000                                                    3,102
SunTrust Banks, Inc.                                                25,000                                                    1,812
SUPERVALU, Inc.                                                    150,000                                                    4,715
Symmetricom, Inc. *                                                 50,000                                                      399
The Walt Disney Co.                                                135,000                                                    3,290
Thomas & Betts Corp. * (g)                                          70,000                                                    2,724
Tidewater, Inc. (g)                                                 40,000                                                    1,838
U.S. Bancorp.                                                       80,000                                                    2,366
Union Pacific Corp.                                                 60,000                                                    4,150
United States Steel Corp.                                           50,000                                                    1,827
United Technologies Corp.                                           10,000                                                      513
Verizon Communications, Inc.                                       125,000                                                    3,939
Vishay Intertechnology, Inc. * (g)                                  75,000                                                      851
Whirlpool Corp. (g)                                                 45,000                                                    3,533

Wyeth                                                               40,000                                                    1,782
Yellow Roadway Corp. *                                              30,000                                                    1,364
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         328,608
                                                                                                                            -------

INVESTMENTS IN AFFILIATES  (0.9%)
Fifth Third Institutional Money Market Fund                      2,914,855                                                    2,915
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               2,915
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (14.2%)
Pool of various securities for Fifth Third Funds                  $ 47,358                                                   47,358
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        47,358
                                                                                                                             ------


TOTAL (COST $291,010) +   -   113.7%                                                                                       $378,881
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                         SHARES OR PRINCIPAL AMOUNT                                          VALUE
COMMON STOCKS  (96.8%)
Abbott Laboratories                                                366,196                                                  $15,765
Alcoa, Inc.                                                        146,900                                                    3,568
Alltel Corp. (g)                                                    72,642                                                    4,494
American Electric Power Co. (g)                                    316,613                                                   12,019
American International Group, Inc.                                 170,491                                                   11,048
Anadarko Petroleum Corp.                                            96,920                                                    8,792
Bank of America Corp. (g)                                          315,332                                                   13,793
Bank of New York Co., Inc.                                         486,600                                                   15,226
Bristol-Myers Squibb Co.                                           315,312                                                    6,675
Cadbury Schweppes PLC ADR                                          364,550                                                   14,469
Carnival Corp.                                                     194,600                                                    9,666
Caterpillar, Inc. (g)                                              144,784                                                    7,614
Chevron Corp.                                                      269,596                                                   15,386
CIT Group, Inc.                                                    103,692                                                    4,742
ConAgra, Inc.                                                      266,557                                                    6,203
ConocoPhillips                                                     317,905                                                   20,785
Deere & Co.                                                         95,300                                                    5,783
Dow Chemical Co.                                                   287,344                                                   13,178
E. I. du Pont de Nemours & Co.                                     192,600                                                    8,029
Federated Department Stores, Inc.                                   37,007                                                    2,271
FPL Group, Inc.                                                    195,062                                                    8,399
Gannett, Inc.                                                      194,055                                                   12,159
General Dynamics Corp. (g)                                          97,317                                                   11,318
General Electric Corp.                                             146,000                                                    4,951
H.J. Heinz Co.                                                     389,700                                                   13,834
Hartford Financial Services Group, Inc.                            218,684                                                   17,440
(g)
Health Management Associates, Inc.,                                278,700                                                    5,967
Class A
Hewlett-Packard Co.                                                404,492                                                   11,342
Honda Motor Co., Ltd. (g)                                          485,438                                                   13,500
Honeywell International, Inc.                                      291,252                                                    9,961
IBM Corp.                                                          121,571                                                    9,954
J.P. Morgan Chase & Co. (g)                                        449,885                                                   16,475
KeyCorp                                                            437,318                                                   14,099
Laboratory Corp. of America Holdings *                              72,900                                                    3,517
(g)
Lubrizol Corp.                                                     145,200                                                    6,039
Manpower, Inc.                                                      97,200                                                    4,401
Marathon Oil Corp.                                                 271,599                                                   16,339
Masco Corp.                                                        194,050                                                    5,530
McDonald's Corp.                                                   377,588                                                   11,932
Merrill Lynch & Co., Inc.                                          267,639                                                   17,327
MetLife, Inc.                                                      458,335                                                   22,646
Molson Coors Brewing Co., Class B                                  230,300                                                   14,210
National City Corp.                                                242,300                                                    7,809
NiSource, Inc.                                                     193,124                                                    4,567
Parker Hannifin Corp.                                              194,775                                                   12,208
Pfizer, Inc.                                                       657,100                                                   14,285
R.R. Donnelley & Sons Co.                                           96,600                                                    3,383
Royal Dutch Shell PLC ADR, A                                       364,527                                                   22,616
Shares
Safeway, Inc.                                                      487,200                                                   11,332

Sprint Corp.                                                       376,513                                                    8,777
SunTrust Banks, Inc. (g)                                           267,341                                                   19,378
United Technologies Corp.                                          169,600                                                    8,697
Verizon Communications, Inc.                                       511,272                                                   16,109
                                                                                                                             ------
TOTAL COMMON STOCKS                                                                                                         580,007
                                                                                                                            -------

INVESTMENTS IN AFFILIATES  (3.3%)
Fifth Third Institutional Money Market Fund                     19,532,966                                                   19,533
                                                                                                                             ------

TOTAL INVESTMENTS IN AFFILIATES                                                                                              19,533
                                                                                                                             ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (9.8%)
Pool of various securities for Fifth Third Funds                  $ 58,833                                                   58,833
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        58,833
                                                                                                                             ------


TOTAL (COST $550,769) +   -   109.9%                                                                                       $658,373
                                                                                                                           ========


------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES                                                  VALUE
INVESTMENTS IN AFFILIATES (h) (100.1%)
Fifth Third Disciplined Large Cap Value                          1,627,430                                                 $ 24,102
 Fund
Fifth Third Institutional Money Market Fund                      1,573,508                                                    1,574

Fifth Third Intermediate Bond Fund                                 381,670                                                    3,683
Fifth Third International Equity Fund*                           1,427,651                                                   16,204
Fifth Third Large Cap Core Fund                                  1,357,955                                                   19,283
Fifth Third Mid Cap Growth Fund *                                  922,044                                                   14,384
Fifth Third Multi Cap Value Fund                                   443,664                                                   11,265
Fifth Third Quality Growth Fund *                                2,127,179                                                   33,587
Fifth Third Small Cap Growth Fund *                                562,112                                                    8,274
Fifth Third Small Cap Value Fund *                                 294,827                                                    6,345
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                             138,701
                                                                                                                            -------

TOTAL (COST $117,842) +   -   100.1%                                                                                       $138,701
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES                                                      VALUE
INVESTMENTS IN AFFILIATES (h) (100.0%)
Fifth Third Bond Fund                                            1,621,551                                                 $ 16,086
Fifth Third Disciplined Large Cap Value                          2,778,491                                                   41,149
 Fund
Fifth Third Institutional Money Market Fund                      2,344,001                                                    2,344

Fifth Third Intermediate Bond Fund                               3,010,685                                                   29,053
Fifth Third International Equity Fund*                           2,564,946                                                   29,112
Fifth Third Large Cap Core Fund                                  2,229,428                                                   31,658
Fifth Third Mid Cap Growth Fund *                                1,521,441                                                   23,734
Fifth Third Multi Cap Value Fund                                   732,740                                                   18,604
Fifth Third Quality Growth Fund *                                3,605,364                                                   56,930
Fifth Third Short Term Bond Fund                                 2,068,989                                                   19,262
Fifth Third Small Cap Growth Fund *                                845,691                                                   12,449
Fifth Third Small Cap Value Fund *                                 443,076                                                    9,535
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                             289,916
                                                                                                                            -------


TOTAL (COST $255,176) +   -   100.0%                                                                                       $289,916
                                                                                                                           ========

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATE FUNDSM
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES                                                  VALUE
INVESTMENTS IN AFFILIATES (h) (100.0%)
Fifth Third Bond Fund                                            5,113,300                                                 $ 50,724
Fifth Third Disciplined Large Cap Value                          3,438,739                                                   50,928
 Fund
Fifth Third Institutional Money Market Fund                      1,502,742                                                    1,503

Fifth Third Intermediate Bond Fund                               9,218,608                                                   88,960
Fifth Third International Equity Fund *                          3,543,235                                                   40,216
Fifth Third Large Cap Core Fund                                  2,748,615                                                   39,030
Fifth Third Mid Cap Growth Fund *                                1,851,733                                                   28,887
Fifth Third Multi Cap Value Fund                                   890,157                                                   22,601
Fifth Third Quality Growth Fund *                                4,514,911                                                   71,290
Fifth Third Short Term Bond Fund                                 6,501,161                                                   60,526
Fifth Third Small Cap Growth Fund *                              1,040,194                                                   15,312
Fifth Third Small Cap Value Fund *                                 544,258                                                   11,712
                                                                                                                             ------
TOTAL INVESTMENTS IN AFFILIATES                                                                                             481,689
                                                                                                                            -------


TOTAL (COST $455,711) +   -   100.0%                                                                                       $481,689
                                                                                                                           ========

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES                                                  VALUE
INVESTMENTS IN AFFILIATES (h) (100.1%)
Fifth Third Bond Fund                                            1,328,178                                                 $ 13,176
Fifth Third Disciplined Large Cap Value                            651,704                                                    9,652
 Fund
Fifth Third Institutional Money Market Fund                      2,109,380                                                    2,109

Fifth Third Intermediate Bond Fund                               2,463,737                                                   23,775
Fifth Third International Equity Fund *                            673,118                                                    7,640
Fifth Third Large Cap Core Fund                                    434,283                                                    6,167
Fifth Third Mid Cap Growth Fund *                                  280,207                                                    4,371
Fifth Third Multi Cap Value Fund                                   134,637                                                    3,418
Fifth Third Quality Growth Fund *                                  838,278                                                   13,236
Fifth Third Short Term Bond Fund                                 1,700,391                                                   15,831
Fifth Third Small Cap Growth Fund *                                141,998                                                    2,090
Fifth Third Small Cap Value Fund *                                  74,195                                                    1,597
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                             103,062
                                                                                                                            -------


TOTAL (COST $95,508) +   -   100.1%                                                                                        $103,062
                                                                                                                           ========

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES                                                  VALUE
INVESTMENTS IN AFFILIATES (h) (100.2%)
Fifth Third Bond Fund                                            1,061,208                                                  $10,527
Fifth Third Disciplined Large Cap Value                            243,770                                                    3,610
 Fund
Fifth Third Institutional Money Market Fund                        115,108                                                      115

Fifth Third Intermediate Bond Fund                               1,956,392                                                   18,878
Fifth Third International Equity Fund *                            190,399                                                    2,161
Fifth Third Large Cap Core Fund                                    125,760                                                    1,786
Fifth Third Mid Cap Growth Fund *                                   75,036                                                    1,171
Fifth Third Multi Cap Value Fund                                    36,125                                                      917
Fifth Third Quality Growth Fund *                                  309,606                                                    4,889
Fifth Third Short Term Bond Fund                                 1,359,461                                                   12,657
Fifth Third Small Cap Growth Fund *                                 66,763                                                      983
Fifth Third Small Cap Value Fund *                                  34,896                                                      751
                                                                                                                                ---
TOTAL INVESTMENTS IN AFFILIATES                                                                                              58,445
                                                                                                                             ------


TOTAL (COST $57,220) +   -   100.2%                                                                                         $58,445
                                                                                                                            =======

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD STRATEGIC INCOME FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                    AMOUNT                                                  VALUE
COMMON STOCKS  (6.5%)
Abbott Laboratories                                                 11,575                                                  $   498
Altria Group, Inc.                                                  15,650                                                    1,175
American Capital Strategies Ltd. (g)                                30,800                                                    1,157
Bank of America Corp.                                               19,900                                                      870
BB&T Corp.                                                           4,800                                                      203
Chevron Corp.                                                        8,430                                                      481
Citigroup, Inc.                                                     16,925                                                      775
FPL Group, Inc.                                                     13,650                                                      588
General Electric Corp.                                              10,735                                                      364
Marshall & Ilsley Corp.                                              4,400                                                      189
North Fork Bancorp., Inc.                                           10,500                                                      266
PepsiCo, Inc.                                                        1,800                                                      106
Procter & Gamble Co.                                                11,030                                                      618
Southern Co. (g)                                                    14,900                                                      521
Sysco Corp.                                                          9,525                                                      304
U.S. Bancorp.                                                       20,000                                                      592
Verizon Communications, Inc.                                         6,950                                                      219
Wachovia Corp. (g)                                                  11,475                                                      580
Wells Fargo & Co.                                                   15,945                                                      960
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                          10,466
                                                                                                                             ------

CORPORATE BONDS  (24.5%)
Amvescap PLC, 5.38%, 2/27/13                                         $ 500                                                      495
Bankers Trust New York, 7.25%,                                       1,000                                                    1,108
10/15/11
Bear Stearns Cos., Inc., 4.65%, 7/2/18                               1,000                                                      923
Bear Stearns Cos., Inc., Series                                        912                                                      909
2003-AC7, Class A2, 5.25%, 1/25/34
Citibank Credit Card Issuance Trust,                                   500                                                      481
3.10%, 3/10/10
Comcast Cable, 7.13%, 6/15/13                                          500                                                      541
Core Invest Grade Trust, 4.66%,                                        454                                                      449
11/30/07
Countrywide Home Loans, 4.59%,                                       1,532                                                    1,458
10/25/33
Countrywide Home Loans, 5.10%,                                         643                                                      631
4/20/35 (d)
Cullen/Frost Cap Trust I, 5.42%, 3/1/34                              1,000                                                    1,029
 (d)
CVS Corp., 7.77%, 1/10/12                                              856                                                      942
Deutsche Mortgage Securities, Inc.,                                    710                                                      705
Series 2004-2, Class A3, 3.78%,
1/25/34
Developers Diversified Realty, 3.88%,                                1,000                                                      959
1/30/09
Emigrant Cap Trust I, 5.73%, 12/10/33                                1,000                                                      993
(d)
First Tennessee Cap II, 6.30%,                                       1,500                                                    1,485
4/15/34

Ford Motor Credit Co., 7.00%, 10/1/13                                1,500                                                    1,373
(g)
Goldman Sachs Group, Inc., 5.25%,                                    1,000                                                      989
10/15/13
HBOS PLC, 5.38%, 11/1/13 (d)                                         2,000                                                    1,978
Hutchison Whampoa International, Ltd.,                               1,000                                                    1,048
 6.50%, 2/13/13
HVB Funding Trust I, 8.74%, 6/30/31                                  1,000                                                    1,277
International Lease Finance Corp.,                                   1,000                                                      980
4.38%, 11/1/09
Kraft Foods, Inc., 6.25%, 6/1/12                                     1,500                                                    1,577
Lehman Brothers Holdings, 4.28%,                                     1,000                                                    1,000
10/22/08 (d)
Lehman Brothers TRAINS, 6.50%,                                         493                                                      500
8/15/08 (d) (e)
Marsh & McLennan Cos., Inc., 5.88%,                                    500                                                      448
8/1/33
Merrill Lynch Mortgage Investors, Inc.,                                233                                                      234
Series 2003-A1, Class 2A, 4.53%,
12/25/32
Motorola, Inc., 6.50%, 11/15/28                                        500                                                      537
Pacific Gas & Electric, 4.20%, 3/1/11                                1,000                                                      952
Pemex Project Funding Master Trust,                                  1,000                                                    1,070
7.88%, 2/1/09
Public Service Oklahoma, 4.85%,                                        500                                                      492
9/15/10
Radian Group, Inc., 5.63%, 2/15/13                                     500                                                      499
RBS Capital Trust, Class B, 6.80%,                                     500                                                      505
3/31/08
SLM Corp., 3.66%, 4/1/09 (d)                                         1,000                                                      975
SLM Corp., 3.81%, 2/1/10 (d)                                         1,000                                                      966
SLM Corp., 5.65%, 11/21/13 (d)                                       1,000                                                      976
Sprint Capital Corp, 8.38%, 3/15/12                                  1,500                                                    1,731
TCI Communications, Inc., 7.88%,                                     1,100                                                    1,240
8/1/13
Union Pacific Corp., 3.63%, 6/1/10                                     500                                                      469
Union Planters Corp., 4.38%, 12/1/10                                   500                                                      485
Washington Mutual, Inc., 4.82%,                                        104                                                      104
10/25/32
Washington Mutual, Inc., Series                                      1,500                                                    1,483
2003-AR10, Class A4, 4.08%, 10/25/33
Wells Fargo Mortgage Backed Securities                               1,000                                                      929
 Trust, 4.98%, 11/25/34
Weyerhaeuser Co., 7.38%, 3/15/32 (g)                                 1,500                                                    1,616
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                        39,541
                                                                                                                             ------
FOREIGN BONDS  (1.3%)
Korea Development Bank, 3.88%,                                       1,000                                                      962
3/2/09
Russian Federation, 8.25%, 3/31/10                                   1,000                                                    1,066
                                                                                                                              -----
TOTAL FOREIGN BONDS                                                                                                           2,028
                                                                                                                              -----
CORPORATE BOND EQUIVALENTS (C)  (39.9%)
AAG Holding Co., Inc., $1.17                                        20,000                                                      505
Abbey National PLC, Series B $1.84                                  24,900                                                      651
Abbey National PLC, Series C $1.84                                  60,600                                                    1,560
AMBAC Financial Group, Inc., $1.49                                  54,100                                                    1,307
AMBAC Financial Group, Inc., $1.75                                  52,895                                                    1,344
BAC Capital Trust I, $1.75                                          64,500                                                    1,641
BAC Capital Trust VI, $1.75                                         48,600                                                    1,264
Bank One Capital V, $2.00                                           76,300                                                    1,925
BBC Capital Trust II, $2.13                                         31,000                                                      804
Bear Stearns Capital Trust III, $1.95                               58,900                                                    1,483
Citigoup Capital VII, $1.78                                        124,925                                                    3,195
Cleveland Electric Financial Trust I,                               10,000                                                      261
$2.25
Consolidated Edison, $1.81                                          50,700                                                    1,307
Corp-Backed Trust Certs (CBTCS),                                    60,000                                                    1,528
$1.53
Corp-Backed Trust Certs (CBTCS),                                    33,500                                                      834
$1.56
Corp-Backed Trust Certs (CBTCS),                                    15,800                                                      405
$1.80
Corp-Backed Trust Certs (CBTCS),                                     2,200                                                       57
$1.97
Corp-Backed Trust Certs (CBTCS),                                     7,800                                                      202
$2.06
Corp-Backed Trust Certs (CBTCS),                                     1,800                                                       47
$2.20
Corts Countrywide Capital II, $2.00                                 10,000                                                      260
Corts Trust II Safeco Capital I, $2.18                              10,000                                                      260
Corts-First Union Capital II, $1.88                                 17,700                                                      454
Corts-Sherwin Williams, $1.81                                       17,600                                                      452
Corts-TR Verizon Global, $3.13                                      54,500                                                    1,445
Developers Diversified Realty, $2.15                                48,300                                                    1,246
Dominion CNG Capital Trust I, $1.95                                 39,800                                                    1,013
Duke Realty Corp. $1.67                                             30,000                                                      743
Duke Realty Corp., $2.11                                            40,800                                                    1,036
Duquesne Light Co., $1.68                                           24,000                                                      612
Energy East Capital, $2.06                                           5,000                                                      127
Entergy Arkansas, Inc., $1.50                                       80,600                                                    1,981
Entergy Mississippi, Inc., $1.50                                    29,300                                                      722
Federal Realty Investment Trust, $2.13                              43,300                                                    1,107
(g)
Financial Security Assurance Holdings,                              90,750                                                    2,262
$1.56
Fleet Captial Trust VII, $1.80                                      29,200                                                      744
General Electric Capital Corp., $1.53                               19,000                                                      480
General Electric Capital Corp., $1.66                               59,000                                                    1,505
Glenborough Realty, Series A, $1.94                                 20,661                                                      522
Harris Preferred Capital, Series A,                                 31,800                                                      806
$1.84
HRPT Properties Trust, $2.47                                        26,100                                                      659
HRPT Properties Trust, Series B,                                    22,900                                                      595
$2.19
HSBC Finance Corp. $1.72                                            32,800                                                      835
HSBC USA, Inc., $1.23                                               60,000                                                    1,516
Huntington Preferred Cap, Inc., $1.97                               15,507                                                      448
ING Group NV, $1.80                                                 41,200                                                    1,063
Kimco Reality Preferred, $1.66                                      39,994                                                    1,018
MBNA Corp., $1.88                                                   28,400                                                      714
MBNA Corp., $2.03                                                   37,800                                                      987
Merrill Lynch Preferred Capital, $0.99                              80,000                                                    2,017
ML Capital Trust III, $1.75                                          9,800                                                      250
Morgan Stanley Capital II, $1.81                                    61,525                                                    1,553
National Rural Utility CFC, $1.91                                   10,000                                                      254
Nordstrom (CBTCS), $1.91                                            10,000                                                      254
Preferred Plus Trust NAI-1, $2.01                                    4,400                                                      114

PS Business Parks, Inc., $2.38                                      10,000                                                      256
Public Credit & Repack Securities,                                  15,600                                                      398
$1.78
Public Storage, Inc., Series A, $2.45                               15,000                                                      420
Public Storage, Inc., Series S, $1.97                               10,000                                                      256
Puget Sound Energy Capital Trust,                                   13,700                                                      349
$2.10
Regions Financial Trust I, $2.00                                    66,500                                                    1,682
Rouchester Gas & Electric, $1.66                                    42,800                                                    1,102
Saturns JPM, $1.78                                                  12,000                                                      309
Stilwell Financial, $1.97                                           36,800                                                      933
Suntrust Capital V, $1.76                                           46,600                                                    1,188
Torchmark Capital Trust I, $1.94                                    58,819                                                    1,498
USB Capital V, $1.81                                                14,100                                                      360
Wachovia Funding, Series A, $1.81                                   79,000                                                    2,169
Wells Fargo Capital Trust V, $1.75                                  18,600                                                      476
Wells Fargo Capital Trust VI, $1.74                                 74,550                                                    1,892
Wells Fargo Capital Trust VII, $1.46                                33,500                                                      791
                                                                                                                                ---
TOTAL CORPORATE BOND EQUIVALENTS                                                                                             64,453
                                                                                                                             ------

PREFERRED STOCKS (C)  (5.8%)
Equity Residential Properties, $2.15                                24,500                                                      649
Fannie Mae, $1.77                                                    8,800                                                      334
Fannie Mae, $2.91                                                    8,500                                                      395
First Tennessee Bank, $44.98 (e)                                     1,000                                                      999
Freddie Mac, $2.50                                                  20,000                                                      811
Freddie Mac, $2.55 (g)                                              10,000                                                      423
Freddie Mac, $2.85                                                  25,500                                                    1,219
Goldman Sachs Group, Inc., $1.16                                    40,000                                                    1,014
Lehman Brothers, $1.92                                              50,000                                                    1,259
MetLife, Inc., $1.22 (g)                                            40,000                                                    1,024
Source Capital, $2.40                                               35,600                                                    1,202
                                                                                                                              -----
TOTAL PREFERRED STOCKS                                                                                                        9,329
                                                                                                                              -----

REAL ESTATE INVESTMENT TRUSTS (i)  (8.5%)
AMB Property Corp.                                                   9,450                                                      418
Developers Diversified Realty, Corp.                                14,500                                                      633
Duke-Weeks Realty Corp.                                             21,500                                                      733
Equity Residential Properties Trust (g)                             21,700                                                      852
Health Care Property Investors, Inc. (g)                            35,750                                                      910

Kimco Realty Corp.                                                  67,000                                                    1,985
Mills Corp.                                                         12,900                                                      690
ProLogis                                                            18,750                                                      806
Simon Property Group, Inc.                                          30,504                                                    2,184
Thornburg Mortgage, Inc. (g)                                        41,600                                                    1,055
Vornado Realty Trust (g)                                            22,100                                                    1,790
Weingarten Realty Investors                                         49,575                                                    1,763
                                                                                                                              -----
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                          13,819
                                                                                                                             ------

U.S. GOVERNMENT AGENCIES  (2.4%)
FANNIE MAE  (1.1%)
5.13%, 1/2/14                                                      $ 1,000                                                      994
4.28%, 7/1/18                                                          836                                                      821
                                                                                                                                ---

                                                                                                                              1,815
                                                                                                                              -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.3%)
5.50%, 8/16/27                                                       1,150                                                    1,166
4.89%, 7/16/34                                                       1,000                                                      969
                                                                                                                                ---
                                                                                                                              2,135
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                                3,950
                                                                                                                              -----
U.S. TREASURY NOTES  (1.3%)
7.00%, 7/15/06                                                       2,000                                                    2,036
                                                                                                                              -----
TOTAL U.S. TREASURY NOTES                                                                                                     2,036
                                                                                                                              -----
INVESTMENT COMPANIES  (8.3%)
1838 Bond Debenture Trading                                        127,000                                                    2,248
American Income Fund, Inc.                                         135,400                                                    1,053
Blackrock Income Trust                                             108,600                                                      641
Blackrock North American Government                                225,000                                                    2,453
Income
Eaton Vance Tax-Advantaged Dividend                                 23,600                                                      508
Income Fund
ING Prime Rate Trust                                               160,400                                                    1,076
MFS Government Markets Income                                      217,400                                                    1,402
Trust
MFS Intermediate Income Trust                                       49,000                                                      308
Pioneer Interest Shares                                             90,700                                                      975
Templeton Global Income Fund, Inc.                                  61,374                                                      505
Van Kampen Bond Fund                                                64,800                                                    1,088
Van Kampen Senior Income Trust                                     152,000                                                    1,195
                                                                                                                              -----
TOTAL INVESTMENT COMPANIES                                                                                                   13,452
                                                                                                                             ------

INVESTMENTS IN AFFILIATES  (0.6%)
Fifth Third Institutional Money Market Fund                      1,044,168                                                    1,044
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               1,044
                                                                                                                              -----
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (5.0%)
Pool of various securities for Fifth Third                         $ 8,123                                                    8,123
                                                                                                                              -----
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         8,123
                                                                                                                              -----


TOTAL (COST $164,951) +   -   104.1%                                                                                       $168,241
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DIVIDEND GROWTH FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                         SHARES OR PRINCIPAL AMOUNT                                         VALUE
COMMON STOCKS  (99.8%)
Abbott Laboratories                                                 18,190                                                 $    783
Altria Group, Inc.                                                   5,700                                                      428
American International Group, Inc.                                   6,275                                                      407
Apache Corp.                                                         1,550                                                       99
Automatic Data Processing, Inc.                                      3,875                                                      181
Bank of America Corp.                                                6,310                                                      276
Becton, Dickinson & Co.                                             12,100                                                      614
C.H. Robinson Worldwide, Inc.                                       14,575                                                      514
Chevron Corp.                                                        6,230                                                      356
Cincinnati Financial Corp.                                           5,930                                                      252
Citigroup, Inc.                                                      2,950                                                      135
Coca-Cola Co.                                                       13,940                                                      596
Compass Bancshares, Inc.                                             5,230                                                      255
Ecolab, Inc.                                                        12,005                                                      397
Eli Lilly & Co.                                                      5,800                                                      289
Emerson Electric Corp.                                               9,405                                                      654
Exxon Mobil Corp.                                                   13,755                                                      772
General Dynamics Corp.                                               4,000                                                      465
General Electric Corp.                                              28,550                                                      968
Graco, Inc.                                                          7,920                                                      271
Home Depot, Inc.                                                    13,900                                                      571
Johnson & Johnson                                                   15,875                                                      995
Johnson Controls, Inc.                                               7,925                                                      539
Kellogg Co.                                                          6,600                                                      291
Lowe's Cos., Inc.                                                    6,155                                                      374
Marshall & Ilsley Corp.                                             16,380                                                      704
McGraw-Hill Cos., Inc.                                               3,300                                                      162
Medtronic, Inc.                                                     11,850                                                      671
Microsoft Corp.                                                     14,675                                                      377
Nike, Inc., Class B                                                  3,175                                                      267
Nuveen Investments, Inc.                                             4,900                                                      198
Paychex, Inc.                                                        6,275                                                      243
PepsiCo, Inc.                                                       16,700                                                      987
Praxair, Inc.                                                       15,535                                                      768
Procter & Gamble Co.                                                18,245                                                    1,022
Stryker Corp.                                                        4,050                                                      166
Synovus Financial Corp.                                             16,200                                                      445
Sysco Corp.                                                          8,115                                                      259
Target Corp.                                                         3,950                                                      220
The Hershey Company                                                  9,225                                                      524
U.S. Bancorp.                                                       16,050                                                      475
United Technologies Corp.                                           14,755                                                      757
Wachovia Corp. (g)                                                  13,300                                                      672
Walgreen Co.                                                         2,775                                                      126
Wells Fargo & Co.                                                   13,200                                                      794
XTO Energy, Inc.                                                     4,975                                                      216
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                          21,535
                                                                                                                             ------

INVESTMENTS IN AFFILIATES  (0.1%)
Fifth Third Institutional Money Market Fund                         11,989                                                       12
                                                                                                                                 --

TOTAL INVESTMENTS IN AFFILIATES                                                                                                  12
                                                                                                                                 --

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.5%)
Pool of various securities for Fifth Third                           $ 542                                                      542
                                                                                                                                ---
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                           542
                                                                                                                                ---

TOTAL (COST $22,188) +   -   102.4%                                                                                         $22,089
                                                                                                                            =======

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD TECHNOLOGY FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                          SHARES OR PRINCIPAL AMOUNT                                         VALUE
COMMON STOCKS  (99.5%)
Advanced Micro Devices, Inc. *                                       2,750                                                  $    64
Amgen, Inc. *                                                       25,350                                                    1,920
ASML Holding NV *                                                   65,000                                                    1,104
Autodesk, Inc.                                                      25,500                                                    1,151
Avid Technology, Inc. *                                             37,500                                                    1,846
Blackboard, Inc. *                                                  51,000                                                    1,433
Broadcom Corp., Class A *                                           38,250                                                    1,624
Celgene Corp. * (g)                                                 30,000                                                    1,683
Comtech Telecommunications Corp. *                                     500                                                       19
Comverse Technology, Inc. * (g)                                     46,000                                                    1,155
Cytyc Corp. * (g)                                                   50,000                                                    1,268
Digital Insight Corp. *                                             22,500                                                      671
Electronic Arts, Inc. *                                             34,000                                                    1,933
EMC Corp. *                                                        150,000                                                    2,094
Foxhollow Technologies, Inc. * (g)                                  32,175                                                    1,457
GameStop Corp., Class A * (g)                                       30,000                                                    1,064
Getty Images, Inc. * (g)                                            24,000                                                    1,993
Gilead Sciences, Inc. *                                             32,500                                                    1,536
Informatica Corp. *                                                130,000                                                    1,547
Infosys Technologies Ltd., ADR                                         500                                                       34
Jabil Circuit, Inc. *                                                2,500                                                       75
MedImmune, Inc. * (g)                                               40,000                                                    1,399
Monster Worldwide, Inc. * (g)                                       53,500                                                    1,756
NAVTEQ Corp. *                                                       3,250                                                      127
NCR Corp. *                                                            750                                                       23
NII Holdings, Inc. *                                                22,100                                                    1,833
Pharmaceutical Product Development,                                 33,600                                                    1,931
Inc.
Protein Design Labs, Inc. * (g)                                     50,000                                                    1,401
QUALCOMM, Inc.                                                      50,000                                                    1,987
Red Hat, Inc. *                                                     75,000                                                    1,742
Rockwell Automation, Inc.                                           33,600                                                    1,786
Sepracor, Inc. * (g)                                                32,500                                                    1,828
Tellabs, Inc. *                                                    200,000                                                    1,912
Ventiv Health, Inc. *                                               35,000                                                      883
Vertex Pharmaceuticals, Inc. * (g)                                  70,000                                                    1,593
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                          45,872
                                                                                                                             ------

INVESTMENTS IN AFFILIATES  (1.0%)
Fifth Third Institutional Money Market Fund                        460,327                                                      460
                                                                                                                                ---
TOTAL INVESTMENTS IN AFFILIATES                                                                                                 460
                                                                                                                                ---
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (26.4%)
Pool of various securities for Fifth Third                        $ 12,154                                                   12,154
                                                                                                                             ------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        12,154
                                                                                                                             ------

TOTAL (COST $56,905) +   -   126.9%                                                                                         $58,486
                                                                                                                            =======

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                        SHARES OR PRINCIPAL AMOUNT                                          VALUE
COMMON STOCK (0.1%)
UNITED STATES  (0.1%)
Synthes, Inc.                                                        2,168                                                     $230
                                                                                                                               ----
TOTAL COMMON STOCK                                                                                                              230
                                                                                                                                ---
FOREIGN STOCKS(j)  (90.5%)
AUSTRALIA  (3.5%)
Alumina, Ltd.                                                       59,739                                                      259
Amcor, Ltd.                                                         46,386                                                      233
AMP, Ltd.                                                           31,657                                                      173
Ansell, Ltd.                                                         1,145                                                        9
Australia & New Zealand Banking                                     14,034                                                      248
Group, Ltd.
Australian Gas & Light Co.                                           5,010                                                       57
BHP Billiton, Ltd.                                                 184,704                                                    2,865
BlueScope Steel, Ltd.                                               37,741                                                      240
Boral, Ltd.                                                         30,732                                                      174
Brambles Industries, Ltd.                                           25,713                                                      163
Coca-Cola Amatil, Ltd.                                              18,944                                                      108
Coles Myer, Ltd.                                                    10,427                                                       78
Commonwealth Bank of Australia                                      29,387                                                      855
CSL, Ltd.                                                            3,164                                                       89
CSR, Ltd.                                                           49,853                                                      109
Foster's Group, Ltd.                                                46,300                                                      201
Insurance Australia Group                                           43,892                                                      170
James Hardie Industries NV                                          24,574                                                      157
John Fairfax Holdings, Ltd.                                          8,521                                                       26
Leighton Holdings, Ltd.                                              2,707                                                       31
Lend Lease Corp., Ltd.                                               4,578                                                       47
Macquarie Bank, Ltd.                                                 5,426                                                      264
Macquarie Infrastructure Group                                      81,453                                                      210
Mayne Nickless, Ltd.                                                 9,701                                                       38
National Australia Bank, Ltd.                                       39,390                                                      974
Newcrest Mining, Ltd.                                               17,110                                                      234
Onesteel, Ltd.                                                      29,255                                                       77
Orica, Ltd.                                                         14,750                                                      212
Origin Energy, Ltd.                                                131,668                                                      662
Paperlinx, Ltd.                                                     23,747                                                       55
Patrick Corp., Ltd.                                                 12,024                                                       62
QBE Insurance Group, Ltd.                                           17,030                                                      227
Rinker Group, Ltd.                                                  49,029                                                      556
Rio Tinto, Ltd. (g)                                                 16,022                                                      677
Santos, Ltd.                                                        98,619                                                      808
Sonic Healthcare, Ltd.                                               1,643                                                       18
Stockland Trust Group                                                  455                                                        2
Suncorp Metway, Ltd.                                                 5,353                                                       77
TABCORP Holdings, Ltd.                                              10,500                                                      126
Telstra Corp., Ltd.                                                 51,965                                                      163
Transurban Group                                                     6,115                                                       29
Westfarmers, Ltd.                                                    8,854                                                      237
Westpac                                                             21,491                                                      334
Woodside Petroleum, Ltd.                                            78,682                                                    1,858
Woolworths, Ltd.                                                    27,586                                                      337
                                                                                                                                ---
                                                                                                                             14,529
                                                                                                                             ------
AUSTRIA  (0.8%)
Bank Austria Creditanstalt                                           4,208                                                      462
Boehler-Uddeholm AG                                                    368                                                       56
Erste Bank Der Oesterreichischen                                    13,922                                                      724
Sparkassen AG
Flughafen Wein AG                                                    1,211                                                       78
Immofinanz Immobilien Anlagen *                                     26,674                                                      258
Mayr-Melnhof Karton AG                                                 500                                                       69
Oesterreichische Elektrizitaetswirtschafts                             544                                                      173
AG
OMV AG                                                              13,339                                                      720
RHI AG *                                                             1,954                                                       54
Telekom Austria AG                                                  19,977                                                      413
Voest-Alpine Stahl AG                                                  700                                                       58
Wienerberger Baust                                                   2,610                                                      101
                                                                                                                                ---
                                                                                                                              3,166
BELGIUM  (0.7%)
Agfa Gevaert NV                                                      1,931                                                       42
Bekaert NV                                                             325                                                       27
Belgacom SA                                                          3,263                                                      109
Delhaize Group                                                       1,553                                                       90
Dexia                                                               25,883                                                      559
Fortis                                                              36,918                                                    1,052
Groupe Bruxelles Lambert SA                                          1,616                                                      147
InBev NV                                                             3,790                                                      151
KBC Bancassurance Holding SA                                         3,615                                                      294
Solvay SA                                                            1,841                                                      214
UCB SA                                                               4,219                                                      208
Umicore                                                                717                                                       72
                                                                                                                                 --
                                                                                                                              2,965
                                                                                                                              -----
BERMUDA  (0.2%)
Cheung Kong Infrastructure Holdings,                                20,000                                                       62
Ltd.
Esprit Holdings, Ltd.                                               49,500                                                      350
Johnson Electric Holdings, Ltd.                                     70,000                                                       63
Kerry Properties, Ltd.                                              18,799                                                       47
Li & Fung, Ltd.                                                     78,000                                                      167
SCMP Group, Ltd.                                                    14,000                                                        5
Shagri-La Asia, Ltd.                                                47,021                                                       66
Yue Yuen Industrial Holdings, Ltd.                                  20,500                                                       52
                                                                                                                                 --
                                                                                                                                812
                                                                                                                                ---
BRAZIL  (0.3%)
Aracruz Celulose SA, B Shares                                       10,000                                                       39
Banco Itau Holding Financeira SA                                    10,000                                                      240
Centrais Eletricas Brasileiras SA,  B                            2,443,000                                                       42
Shares
Companhia de Bebidas das Americas                                   73,000                                                       21
Companhia Siderurgica Nacional SA                                    2,000                                                       38
Companhia Vale do Rio Doce,  A                                      12,100                                                      445
Shares
Souza Cruz SA                                                        1,900                                                       23
Tele Centro Oeste Celular Participacoes                              2,000                                                       18
SA
Tele Norte Leste Participacoes SA                                    6,000                                                      105
Telesp Celular Participacoes SA *                                    4,000                                                       14
Unibanco - Uniao de Bancos Brasileiros                               1,700                                                       89
SA GDR
Usinas Siderurgicas de Minas Gerais SA,                              2,200                                                       44
A Shares                                                                                                                         --
                                                                                                                              1,118
                                                                                                                              -----
DENMARK  (0.5%)
A P Moller - Maersk AS                                                  10                                                       90
Danisco AS                                                             900                                                       57
Danske Bank                                                         21,687                                                      681
DSV AS                                                               1,400                                                      136
GN Store Nord AS                                                    12,700                                                      153
Novo Nordisk AS                                                     10,730                                                      552
Novozymes AS                                                         1,850                                                       97
TDC AS                                                               5,900                                                      330
Vestas Wind Systems AS *                                             5,550                                                      120
William Demant Holdings AS *                                         1,000                                                       45
                                                                                                                                 --
                                                                                                                              2,261
                                                                                                                              -----
FINLAND  (1.3%)
Cargotec Corp., B Shares *                                           1,677                                                       50
Fortum Oyj                                                           7,489                                                      133
Kesko Oyj, B Shares                                                  4,103                                                      113
Kone Oyj, B Shares *                                                 1,677                                                      113
Metso Oyj, B Shares                                                  4,716                                                      123
Neste Oil Oyj *                                                      2,291                                                       71
Nokia Oyj                                                          213,031                                                    3,573
Outokumpo Oyj                                                        9,396                                                      121
Sampo Insurance Co.                                                 13,856                                                      212
Stora Enso Oyj (g)                                                  20,205                                                      259
TietoEnator Oyj                                                      5,565                                                      177
UPM-Kym'mene Oyj                                                    17,759                                                      342
Uponor Oyj                                                           1,282                                                       28
Wartsila Corp. Oyj, B Shares                                         2,611                                                       72
                                                                                                                                 --
                                                                                                                              5,387
                                                                                                                              -----
FRANCE  (7.8%)
Accor SA                                                            12,681                                                      633
Alcatel *                                                           58,712                                                      689
Alstom *                                                             3,934                                                      188
Arcelor                                                             16,705                                                      397
Atos Origin SA *                                                     1,078                                                       74
Autoroutes du Sud de la France                                       4,131                                                      230
AXA SA                                                              86,515                                                    2,505
BNP Paribas SA                                                      40,417                                                    3,064
Bouygues                                                            12,609                                                      622
Business Objects SA *                                                2,957                                                      101
Cap Gemini *                                                         4,365                                                      160
Carrefour SA                                                        24,625                                                    1,094
Casino Guichard-Perrachon                                            2,238                                                      153
CNP Assurances                                                       2,917                                                      203
Compagnie de Saint-Gobain                                           10,839                                                      594
Compagnie Generale des Etablissements                                3,038                                                      164
Michelin
Credit Agricole SA                                                  16,973                                                      497
Dassault Systems SA                                                  2,314                                                      119
Essilor International SA                                             2,213                                                      182
Euronext NV                                                          2,317                                                       98
European Aeronautic Defence and Space                                8,411                                                      291
Co.
France Telecom SA                                                   49,410                                                    1,284
Gecina SA                                                            1,903                                                      210
Groupe Danone                                                       10,041                                                    1,020
Hermes International                                                   354                                                       79
Imerys SA                                                            1,191                                                       82
Klepierre                                                            1,607                                                      151
L'Air Liquide SA                                                     3,591                                                      653
L'Oreal SA                                                           8,747                                                      643

Lafarge SA                                                           5,590                                                      460
Lagardere Group SCA                                                  3,721                                                      256
LVMH  Moet-Hennessy Louis Vuitton                                    6,483                                                      525
Neopost SA                                                           1,658                                                      160
Peugeot SA                                                           3,461                                                      210
PPR SA                                                               1,689                                                      177
Publicis Groupe                                                      2,839                                                       94
Renault SA                                                           3,561                                                      308
Safran SA                                                            3,684                                                       73
Sanofi-Aventis                                                      39,554                                                    3,167
Schneider Electric SA                                                7,778                                                      639
Societe BIC SA                                                       1,476                                                       84
Societe Generale-A                                                  15,897                                                    1,815
Societe Television Francaise 1                                       3,496                                                       90
Sodexho SA                                                           5,019                                                      195
STMicroelectronics NV                                                8,706                                                      143
Suez SA                                                             16,628                                                      450
Technip-Coflexip SA                                                  1,654                                                       90
Thales SA                                                            3,488                                                      150
Thomson                                                              6,464                                                      122
Total SA (g)                                                        21,125                                                    5,320
Unibail Union Credit                                                 2,597                                                      343
Veolia Environnement                                                 3,368                                                      140
Vinci SA *                                                           4,968                                                      388
Vivendi Universal                                                   23,213                                                      729
Zodiac SA                                                            1,683                                                       92
                                                                                                                                 --
                                                                                                                             32,400
                                                                                                                             ------
GERMANY  (6.8%)
Adidas-Salomon AG                                                    1,532                                                      257
Allianz AG                                                          22,113                                                    3,113
Altana AG                                                            3,346                                                      189
BASF AG                                                             17,733                                                    1,276
Bayer AG                                                            21,513                                                      746
Bayerische Hypo- und Vereinsbank AG                                 19,795                                                      553
*
Beiersdorf AG                                                        3,151                                                      340
Celesio AG                                                           3,785                                                      320
Commerzbank AG                                                      26,517                                                      692
Continental AG                                                       2,978                                                      227
DaimlerChrysler AG                                                  20,278                                                    1,013
Deutsche Bank AG                                                    31,378                                                    2,932
Deutsche Boerse AG                                                   7,805                                                      734
Deutsche Lufthansa AG                                                9,721                                                      130
Deutsche Post AG                                                    27,941                                                      624
Deutsche Telekom AG                                                149,078                                                    2,635
Douglas Holdings AG                                                    937                                                       36
E.ON AG                                                             32,323                                                    2,928
Epcos AG *                                                           2,206                                                       27
Fresenius Medical Care AG                                            3,816                                                      344
Henkel KGaA                                                          3,549                                                      304
Hypo Real Estate Holding AG                                          8,564                                                      413
Infineon Technologies AG *                                          13,189                                                      123
Karstadt AG *                                                          516                                                        6
Linde AG                                                             3,010                                                      215
MAN AG                                                               5,558                                                      258
Merck KGAA                                                           2,696                                                      223
Metro AG                                                             6,672                                                      302
Muenchener Rueckver AG                                               5,356                                                      628
Porsche AG                                                             187                                                      135
ProSiebenSat. 1 Media AG                                             1,993                                                       34
Puma AG Rudolf Dassler Sport                                           530                                                      134
RWE AG                                                              14,564                                                      926
SAP AG                                                               8,566                                                    1,466
Schering AG                                                          7,328                                                      451
Siemens AG                                                          34,161                                                    2,535
Thyssen Krupp AG                                                    12,156                                                      247
TUI AG                                                               8,210                                                      160
Volkswagen AG                                                        5,294                                                      289
Wincor Nixdorf AG                                                      900                                                       79
                                                                                                                                 --
                                                                                                                             28,044
                                                                                                                             ------
GREAT BRITAIN  (20.0%)
Aegis Group PLC                                                     34,975                                                       77
AMEC PLC                                                            10,675                                                       64
Anglo American PLC                                                  46,137                                                    1,363
ARM Holdings PLC                                                    37,424                                                       72
Arriva PLC                                                          10,995                                                      112
Associated British Ports Holdings                                   17,945                                                      174
PLC
AstraZeneca PLC                                                     65,003                                                    2,917
Aviva PLC                                                          102,672                                                    1,212
BAA PLC                                                             48,970                                                      532
BAE Systems PLC                                                    114,441                                                      669
Balfour Beatty                                                      19,327                                                      104
Barclays PLC                                                       238,322                                                    2,361
Barratt Developments PLC                                             6,653                                                       89
BBA Group PLC                                                       27,548                                                      142
Bellway PLC                                                          3,499                                                       54
Berkeley Group Holdings PLC *                                        3,666                                                       56
BG Group PLC                                                       121,902                                                    1,070
BHP Billiton PLC                                                    80,966                                                    1,193
BOC Group PLC                                                       16,635                                                      328
Boots Group PLC                                                     25,376                                                      276
BP PLC                                                             735,275                                                    8,136
BPB PLC                                                             18,793                                                      243
Brambles Industries PLC                                             31,577                                                      182
British Airways PLC *                                               22,875                                                      122
British American Tobacco PLC                                        49,480                                                    1,089
British Land Co. PLC                                                30,290                                                      477
British Sky Broadcasting Group PLC                                  28,331                                                      256
BT Group PLC                                                       303,785                                                    1,146
Bunzl PLC                                                           14,440                                                      144
Cable & Wireless PLC                                                88,382                                                      181
Cadbury Schweppes PLC                                               83,589                                                      823
Capita Group PLC                                                    37,558                                                      259
Carnival PLC                                                         9,335                                                      474
Centrica PLC                                                        63,309                                                      267
Cobham PLC *                                                        42,838                                                      117
Compass Group PLC                                                  112,548                                                      379
Corus Group PLC                                                    147,543                                                      125
Daily Mail & General Trust                                           8,477                                                       94
Davis Service Group PLC                                              2,949                                                       24
De La Rue PLC                                                       12,822                                                       89
Diageo PLC                                                         154,707                                                    2,286
Dixons Group PLC                                                    51,800                                                      132
Electrocomponents PLC                                               18,604                                                       75
EMAP PLC                                                             7,086                                                      103
EMI Group PLC                                                       22,340                                                       85
Enterprise Inns PLC                                                 18,788                                                      259
Exel PLC                                                            17,009                                                      363
FirstGroup PLC                                                      23,530                                                      137
FKI PLC                                                             19,992                                                       36
Friends Provident PLC                                               78,256                                                      244
George Wimpey PLC                                                   10,884                                                       79
GKN PLC                                                             19,649                                                       97
Glaxosmithkline PLC                                                219,871                                                    5,719
Group 4 Securicor PLC                                               20,148                                                       54
GUS PLC                                                             24,222                                                      361
Hammerson PLC                                                       16,510                                                      261
Hanson PLC                                                          23,931                                                      243
Hays PLC                                                            90,755                                                      184
HBOS PLC                                                           132,604                                                    1,958
Hilton Group PLC                                                    86,762                                                      521
HSBC Holdings PLC                                                  412,517                                                    6,490
IMI PLC                                                             18,334                                                      137
Imperial Chemical Industries PLC                                    39,502                                                      201
Imperial Tobacco Group PLC                                          20,578                                                      590
InterContinental Hotels Group PLC                                   25,231                                                      315
International Power PLC                                              2,065                                                        8
Invensys PLC *                                                     222,235                                                       51
ITV PLC                                                             97,501                                                      179
J Sainsbury PLC                                                     44,940                                                      222
Johnson Matthey PLC                                                  7,313                                                      151
Kelda Group PLC                                                     11,901                                                      147
Kesa Electricals PLC                                                 8,163                                                       35
Kingfisher PLC                                                      31,317                                                      117
Land Securities Group PLC                                           27,166                                                      668
Legal & General Group PLC                                          257,931                                                      490
Liberty International PLC                                           14,557                                                      240
Lloyds TSB Group PLC                                               181,162                                                    1,485
Logica PLC                                                          31,222                                                       78
Marks & Spencer PLC                                                 42,231                                                      312
Meggitt PLC                                                         19,751                                                      106
Misys PLC                                                           23,956                                                       87
Mitchells & Butlers PLC                                             27,489                                                      177
National Express Group PLC                                           8,899                                                      129
National Grid PLC                                                   84,582                                                      773
Next PLC                                                             6,598                                                      156
Pearson PLC                                                         20,364                                                      226
Peninsular & Oriental Steam Navigation                              38,107                                                      272
Co. PLC
Persimmon PLC                                                        7,497                                                      114
Pilkington PLC                                                      40,431                                                      110
Prudential Corp. PLC                                                70,167                                                      589
Punch Taverns PLC                                                   13,133                                                      170
Rank Group PLC                                                      30,376                                                      159
Reckitt Benckiser PLC                                               23,680                                                      715
Reed Elsevier PLC                                                   32,223                                                      294
Rentokil Initial PLC                                                98,695                                                      268
Reuters Holding PLC                                                 37,796                                                      240
Rexam PLC                                                           18,576                                                      158
Rio Tinto PLC                                                       35,078                                                    1,340
Rolls-Royce Group PLC                                               53,901                                                      348
Royal & Sun Alliance Insurance Group                               104,989                                                      179
PLC
Royal Bank of Scotland Group PLC                                    81,803                                                    2,265
Royal Dutch Shell PLC (g)                                          160,504                                                    4,974
Royal Dutch Shell PLC, B Shares                                    117,783                                                    3,842
Sage Group PLC                                                      50,647                                                      193
Scot Power PLC                                                      54,703                                                      535
Scottish & Southern Energy PLC                                      25,737                                                      446
Serco Group PLC                                                     26,026                                                      122
Severn Trent PLC                                                    12,279                                                      208
Signet Group PLC                                                    41,542                                                       75
Slough Estates PLC                                                  23,282                                                      209
Smith & Nephew PLC                                                  12,333                                                      104
Smiths Industries PLC                                               18,789                                                      303
Stagecoach Group PLC                                                47,328                                                       90
Tate & Lyle PLC                                                     28,676                                                      235
Taylor Woodrow PLC                                                  16,288                                                       90
Tesco PLC                                                          258,299                                                    1,375
Tompkins PLC                                                        34,975                                                      163
Unilever PLC                                                       137,697                                                    1,396
United Business Media PLC                                            7,678                                                       73
United Utilities PLC                                                   697                                                        8
Vodaphone Group PLC                                              2,261,558                                                    5,934
Whitbread PLC                                                       13,703                                                      228
William Hill PLC                                                    21,682                                                      205
Wolseley PLC                                                        20,336                                                      414
WPP Group PLC                                                       24,954                                                      245
Yell Group PLC                                                      17,214                                                      135
                                                                                                                                ---
                                                                                                                             83,082
                                                                                                                             ------
GREECE  (0.3%)
Alpha Bank A.E.                                                     10,080                                                      289
EFG Eurobank Ergasias                                                6,029                                                      181
National Bank of Greece SA                                          12,654                                                      495
OPAP SA                                                              7,500                                                      217
Titan Cement Co.                                                     1,900                                                       65
                                                                                                                                 --
                                                                                                                              1,247
                                                                                                                              -----
HONG KONG  (1.5%)
ASM Pacific Technology, Ltd.                                         2,000                                                        9
Bank of East Asia, Ltd.                                             65,981                                                      193
BOC Hong Kong Holdings, Ltd.                                       167,500                                                      313
Cathay Pacific Airways, Ltd.                                        45,000                                                       71
Cheung Kong Infrastructure Holdings,                                70,000                                                      731
Ltd.
CLP Holdings, Ltd.                                                  84,680                                                      486
Hang Lung Properties, Ltd.                                          85,000                                                      122
Hang Seng Bank, Ltd.                                                35,500                                                      461
Henderson Land Development, Ltd.                                    34,000                                                      152
Hong Kong & China Gas Co., Ltd.                                    183,348                                                      379
Hong Kong Electric Holdings, Ltd.                                   65,000                                                      307
Hong Kong Exchanges & Clearing,                                     47,000                                                      157
Ltd.
Hopewell Holdings, Ltd.                                             28,000                                                       68
Hutchison Telecommunications                                        61,000                                                       77
International, Ltd. *
Hutchison Whampoa, Ltd.                                             96,000                                                      912
Hysan Development Co., Ltd.                                         28,628                                                       62
MTR Corp.                                                           63,490                                                      120
New World Development Co., Ltd.                                    102,989                                                      127
PCCW, Ltd.                                                         165,047                                                      101
Sino Land Company, Ltd.                                             35,741                                                       40
Sun Hung Kai Properties, Ltd.                                       61,136                                                      580
Swire Pacific, Ltd.                                                 43,500                                                      391
Techtronic Industries Co., Ltd.                                     42,500                                                      105
Television Broadcasts, Ltd.                                         13,000                                                       72
Wharf Holdings, Ltd.                                                55,600                                                      190
                                                                                                                                ---
                                                                                                                              6,226
                                                                                                                              -----
INDONESIA  (0.0%)
PT Mulia Industrindo Tbk *                                          19,000                                                       -#
                                                                                                                                 --
IRELAND  (0.4%)
Allied Irish Banks PLC                                              26,267                                                      553
Allied Irish Banks PLC                                                 735                                                       15
Bank of Ireland                                                     30,620                                                      466
CRH PLC                                                              2,383                                                       60
CRH PLC                                                             15,728                                                      394
DCC PLC                                                                998                                                       19
Elan Corp. PLC *                                                    13,458                                                      110
Grafton Group PLC *                                                  4,587                                                       45
Independent News & Media PLC                                         4,663                                                       13
Irish Life & Permanent PLC                                           2,120                                                       37
Kerry Group PLC                                                      1,368                                                       29
                                                                                                                                 --
                                                                                                                              1,741
                                                                                                                              -----
ITALY  (2.1%)
Alleanza Assicurazioni SpA                                           6,388                                                       74
Assicurazioni Generali                                              10,083                                                      300
Autogrill SpA                                                        5,655                                                       77
Autostrade SpA                                                      11,800                                                      270
Banca Fideuram SpA                                                   5,111                                                       28
Banca Intesa SpA                                                    94,547                                                      441
Banca Intesa SpA-RNC                                                 8,758                                                       38
Banca Monte dei Paschi di Seina SpA                                  8,972                                                       41
Banca Nazionale del Lavoro SpA *                                    12,674                                                       41
Banca Popolare di Milano                                             3,503                                                       33
Banche Popolari Unite Scrl                                             762                                                       16
Banco Popolare di Verona e Novara                                    9,467                                                      175
Scrl
Benetton Group SpA                                                   3,410                                                       36
Capitalia SpA                                                        3,808                                                       20
Enel SpA                                                            28,735                                                      232
ENI SpA (g)                                                        136,110                                                    3,639
Fiat SpA * (g)                                                       9,774                                                       80
Finmeccanica SpA                                                    11,053                                                      201
Italcementi SpA                                                      2,445                                                       40
Luxottica Group SpA                                                  4,210                                                      102
Mediaset SpA                                                        10,448                                                      115
Mediobanca SpA                                                       5,776                                                      102
Mediolanum SpA (g)                                                   3,841                                                       24
Pirelli SpA                                                         87,341                                                       78
Riunione Adriatica di Sicurta SpA                                    3,377                                                       77
San Paolo IMI SpA                                                   38,944                                                      562
Seat Pagine Gialle SpA *                                            49,681                                                       23
Snam Rete Gas SpA                                                    4,824                                                       26
Telecom Italia SpA                                                 305,881                                                      885
Telecom Italia SpA, RNC                                            180,008                                                      435
Tiscali SpA *                                                        2,333                                                        8
UniCredito Italiano SA                                             118,097                                                      659
                                                                                                                                ---
                                                                                                                              8,878
                                                                                                                              -----
JAPAN  (27.0%)
Acom Co., Ltd.                                                       4,720                                                      307
Advantest                                                            3,700                                                      267
AEON Co., Ltd.                                                      27,000                                                      563
AEON Credit Service Co., Ltd.                                        1,300                                                      102
Aiful Corp.                                                          4,150                                                      310
Ajinomoto Co., Inc.                                                 31,400                                                      306
Alps Electric Co., Ltd.                                              9,000                                                      143
Amada Co., Ltd.                                                     16,000                                                      122
Asahi Breweries, Ltd.                                               20,900                                                      261
Asahi Glass Co., Ltd.                                               62,800                                                      681
Asahi Kasei Corp.                                                   62,000                                                      333
Asatsu, Ltd.                                                         1,200                                                       38
Astellas Pharma, Inc.                                               22,600                                                      808
Bank of Kyoto, Ltd.                                                 15,000                                                      165
Bank of Yokohama, Ltd.                                              83,000                                                      676
Benesse Corp.                                                        2,700                                                       96
Bridgestone Corp.                                                   47,000                                                      962
Canon, Inc.                                                         38,800                                                    2,054
Casio Computer Co., Ltd.                                            17,000                                                      256
Central Japan Railway Co.                                               69                                                      586
Chiba Bank, Ltd.                                                    50,000                                                      447
Chiyoda Corp.                                                       10,000                                                      172
Chubu Electric Power Co., Inc.                                      24,300                                                      603
Chugai Pharmaceutical Co., Ltd.                                     11,304                                                      248
Citizen Watch Co., Ltd.                                             15,100                                                      115
COMSYS Holdings Corp.                                                9,000                                                      102
Credit Saison Co., Ltd.                                              8,900                                                      404
CSK Corp.                                                            4,300                                                      167
Dai Nippon Printing Co., Ltd.                                       22,600                                                      369
Daicel Chemical Industries, Ltd.                                     9,000                                                       58
Daiichi Sanko Co., Ltd. *                                           32,350                                                      586
Daikin Kogyo Corp.                                                   9,100                                                      237
Dainippon Ink & Chemicals, Inc.                                     32,000                                                       96
Daito Trust Construction Co., Ltd.                                   7,500                                                      371
Daiwa House Co., Ltd.                                               38,600                                                      518
Daiwa Securities Group, Ltd.                                       171,000                                                    1,413
Denki Kagaku Kogyo Kabushiki Kaisha,                                20,000                                                       73
 Ltd.
Denso Corp.                                                         34,350                                                      980
Dentsu, Inc.                                                            24                                                       65
Dowa Mining Co., Ltd.                                               28,000                                                      225
East Japan Railway Co.                                                 198                                                    1,180
Ebara Corp.                                                         16,800                                                       69
Eisai Co., Ltd.                                                     12,802                                                      503
FamilyMart Co., Ltd.                                                 2,900                                                       86
Fanuc Co., Ltd.                                                      9,600                                                      759
Fast Retailing Co., Ltd.                                             3,800                                                      268
Fuji Electric Holdings Co., Ltd.                                    11,000                                                       49
Fuji Photo Film Co., Ltd.                                           22,600                                                      722
Fuji Television Network                                                 29                                                       65
Fujikura                                                            14,000                                                       91
Fujitsu, Ltd.                                                       85,000                                                      563
Furukawa Electric Co., Ltd. *                                       30,800                                                      147
Hankyu Department Stores, Inc.                                       4,000                                                       32
Hirose Electric Co., Ltd.                                            1,600                                                      183
Hitachi Chemical Co., Ltd.                                           1,000                                                       22
Hitachi Construction Machinery Co.,                                  1,200                                                       23
Ltd.
Hitachi, Ltd.                                                      154,000                                                      947
Hokkaido Electric Power Co., Inc.                                    6,900                                                      143
Hokuhoku Financial Group, Inc.                                      69,000                                                      287
Honda Motor Co., Ltd.                                               48,051                                                    2,670
Hoya Corp.                                                           8,200                                                      288
Hoya Corp., W/I *                                                   11,700                                                      405
Inpex Corp.                                                             13                                                       91
Isetan Co., Ltd.                                                    10,500                                                      188
Ishikawajima-Harima Heavy Industries                                56,000                                                      130
Co., Ltd. *
Itochu Corp.                                                        71,000                                                      488
Itochu Techno-Science Corp.                                          2,400                                                       92
Japan Airlines System Corp.                                         43,000                                                      113
Japan Real Estate Investment Corp.                                      24                                                      183
Japan Retail Fund Investment Corp.                                      21                                                      152
Japan Tobacco, Inc.                                                     35                                                      554
JFE Holdings, Inc.                                                  18,300                                                      566
JGC Corp.                                                           14,000                                                      230
Joyo Bank, Ltd.                                                     45,000                                                      302
JS Group Corp.                                                      12,800                                                      217
JSR Corp.                                                            8,200                                                      193
Kajima Corp.                                                        67,400                                                      352

Kaneka Corp.                                                        12,000                                                      148
Kansai Electric Power Co., Inc.                                     33,800                                                      743
Kao Corp.                                                           28,000                                                      669
Kawasaki Heavy Industries, Ltd.                                     57,000                                                      150
Kawasaki Kisen Kaisha, Ltd.                                          4,000                                                       25
Keihin Electric Express Railway Co.,                                13,000                                                       83
Ltd.
Keio Electric Railway Co., Ltd.                                      9,000                                                       52
Keyence Corp.                                                        1,600                                                      370
Kikkoman Corp.                                                       6,000                                                       58
Kinki Nippon Railway Co., Ltd.                                      79,230                                                      291
Kirin Brewery Co., Ltd.                                             43,400                                                      481
Kobe Steel, Ltd.                                                    90,000                                                      265
Kokuyo Co., Ltd.                                                     2,900                                                       43
Komatsu, Ltd.                                                       55,400                                                      746
Komori Corp.                                                         1,000                                                       17
Konami Co., Ltd.                                                     5,500                                                      113
Konica Corp.                                                        23,000                                                      190
Kubota Corp.                                                        76,000                                                      553
Kuraray Co., Ltd.                                                   19,500                                                      185
Kurita Water Industries, Ltd.                                        3,500                                                       59
Kyocera Corp.                                                        8,000                                                      519
Kyushu Electric Power Co., Inc.                                     15,200                                                      326
Lawson, Inc.                                                         2,600                                                      100
Leopalace 21 Corp.                                                   9,900                                                      256
Mabuchi Motor Co., Ltd.                                              1,800                                                       88
Marubeni Corp.                                                      69,800                                                      327
Marui Co., Ltd.                                                     26,900                                                      446
Matsushita Electric Industrial Co., Ltd.                            98,000                                                    1,799

Matsushita Electric Works                                           16,000                                                      150
Meiji Seika Co., Ltd.                                                7,000                                                       36
Meitec Corp.                                                         1,300                                                       42
Millea Holdings, Inc.                                                   73                                                    1,328
Minebea Co., Ltd.                                                   19,000                                                       74
Mitsubishi Chemical Holdigs Corp. *                                 43,500                                                      271
Mitsubishi Corp.                                                    62,300                                                    1,220
Mitsubishi Electric Corp.                                          107,800                                                      649
Mitsubishi Estate Co., Ltd.                                        101,000                                                    1,501
Mitsubishi Heavy Industries, Ltd.                                  182,000                                                      692
Mitsubishi Logistics Corp.                                           3,000                                                       41
Mitsubishi Materials Corp.                                          91,000                                                      315
Mitsubishi Rayon Co., Ltd.                                          27,000                                                      125
Mitsubishi Tokyo Financial Group,                                      381                                                    4,808
Inc.
Mitsui & Co., Ltd.                                                  76,800                                                      942
Mitsui Chemicals, Inc.                                              24,000                                                      144
Mitsui Fudosan Co., Ltd.                                            71,400                                                    1,178
Mitsui Mining & Smelting Co., Ltd.                                  56,000                                                      318
Mitsui O.S.K. Lines, Ltd.                                           10,000                                                       71
Mitsui Sumitomo Insurance Co.                                       60,230                                                      778
Mitsui Trust Holding, Inc.                                          39,513                                                      477
Mitsukoshi, Ltd.                                                    28,000                                                      122
Mizuho Financial Group, Inc.                                           361                                                    2,426
Murata Manufacturing Co., Ltd.                                      11,200                                                      562
NEC Corp.                                                           79,200                                                      394
NEC Electronics Corp.                                                1,700                                                       46
Net One Systems Co., Ltd.                                               38                                                       73
New Oji Paper Co.                                                   52,400                                                      266
NGK Insulators, Ltd.                                                20,600                                                      245
NGK Spark Plug Co., Ltd.                                            12,000                                                      193
Nidec Corp.                                                          2,400                                                      140

Nidec Corp., W/I *                                                   1,800                                                      100
Nikko Cordial Corp.                                                 30,000                                                      367
Nikon Corp.                                                         15,000                                                      192
Nintendo Co., Ltd.                                                   5,400                                                      606
Nippon Building Fund, Inc.                                              28                                                      222
Nippon Express Co., Ltd.                                            40,600                                                      223
Nippon Meat Packers, Inc.                                            9,600                                                      106
Nippon Mining Holdings, Inc.                                        25,500                                                      188
Nippon Oil Co., Ltd.                                                76,600                                                      650
Nippon Paper Group, Inc.                                                44                                                      150
Nippon Sheet Glass Co., Ltd.                                        21,000                                                       90
Nippon Steel Corp.                                                 230,800                                                      823
Nippon Telegraph and Telephone                                         322                                                    1,535
Corp.
Nippon Yusen Kabushiki Kaisha                                       60,000                                                      363
Nishi-Nippon City Bank, Ltd.                                        34,000                                                      200
Nissan Chemical Industries, Ltd.                                     7,000                                                       81
Nissan Motors Co., Ltd.                                            143,400                                                    1,499
Nisshin Seifun Group, Inc.                                           6,400                                                       65
Nisshin Steel Co., Ltd.                                              9,000                                                       29
Nisshinbo Industries, Inc.                                           3,000                                                       29
Nissin Food Products Co., Ltd.                                       4,100                                                      108
Nitto Denko Corp.                                                    9,900                                                      599
Nomura Holdings, Inc.                                              103,200                                                    1,589
Nomura Research Institute, Ltd.                                      1,100                                                      115
NSK, Ltd.                                                           37,000                                                      216
NTN Corp.                                                           27,000                                                      184
NTT Data Corp.                                                          78                                                      274
NTT DoCoMo, Inc.                                                       455                                                      788
Obayashi Corp.                                                      44,000                                                      322
OBIC Co., Inc.                                                         600                                                       98
Oki Electric Industry Co., Ltd.                                     33,000                                                      103
Okumura Corp.                                                       12,000                                                       75
Olympus Optical Co., Ltd.                                            8,000                                                      178
Omron Corp.                                                          9,700                                                      229
Onward Kashiyama Co., Ltd.                                           4,000                                                       64
Oracle Corp. Japan                                                   2,400                                                      101
Oriental Land Co., Ltd.                                              2,700                                                      150
Orix Corp.                                                           6,900                                                    1,294
Osaka Gas Co., Ltd.                                                 91,200                                                      334
Pioneer Electronic Corp.                                             8,601                                                      108
Promise Co., Ltd.                                                    5,750                                                      365
Resona Holdings, Inc. *                                                240                                                      700
Ricoh Co., Ltd.                                                     32,000                                                      507
Rohm Co., Ltd.                                                       5,000                                                      405
Sampo Japan Insurance, Inc.                                         41,000                                                      617
Sanyo Electric Co., Ltd. (g)                                        81,000                                                      169
Secom Co., Ltd.                                                      9,100                                                      456
Seiko Epson Corp.                                                    4,800                                                      118
Sekisui Chemical Co., Ltd.                                          20,000                                                      126
Sekisui House, Ltd.                                                 48,600                                                      605
Seven & I Holdings Co., Ltd. *                                      36,180                                                    1,181
Sharp Corp.                                                         41,200                                                      566
Shimachu Co., Ltd.                                                   2,500                                                       71
Shimamura Co., Ltd.                                                  1,300                                                      167
Shimano, Inc.                                                        4,600                                                      114
Shimizu Construction                                                47,600                                                      325
Shin-Etsu Chemical Co.                                              18,948                                                      912
Shinsei Bank, Ltd.                                                  60,000                                                      350
Shionogi & Co., Ltd.                                                16,000                                                      195
Shisiedo Co., Ltd.                                                  17,800                                                      285
Shizuoka Bank, Ltd.                                                 41,000                                                      433

Showa Denko KK                                                      32,000                                                      103
Showa Shell Sekiyu KK                                               10,000                                                      124
Skylark Co., Ltd.                                                    7,000                                                      116
SMC Corp.                                                            3,400                                                      454
Softbank Corp.                                                      12,300                                                      700
Sony Corp.                                                          35,398                                                    1,155
Stanley Electric Co., Ltd.                                           5,600                                                       86
Sumitomo Bakelite Co.                                                6,000                                                       40
Sumitomo Chemical Co., Ltd.                                         65,600                                                      387
Sumitomo Corp.                                                      46,200                                                      520
Sumitomo Electric Industries                                        34,400                                                      454
Sumitomo Heavy Industries, Ltd.                                     23,000                                                      161
Sumitomo Metal Industry, Ltd.                                      136,000                                                      472
Sumitomo Metal Mining Co., Ltd.                                     52,600                                                      481
Sumitomo Mitsui Financial Group,                                       295                                                    2,749
Inc.
Sumitomo Osaka Cement Co., Ltd.                                     12,000                                                       34
Sumitomo Realty & Development Co.,                                  44,000                                                      717
Ltd.
Sumitomo Trust & Banking                                            59,000                                                      501
T&D Holdings, Inc.                                                  11,450                                                      726
Taiheiyo Cement Corp.                                               29,000                                                      105
Taisei Construction                                                 63,000                                                      280
Taisho Pharmaceutical Co.                                            3,913                                                       70
Taiyo Yuden Co., Ltd.                                                5,000                                                       49
Taka Shi Maya Co., Ltd.                                             18,000                                                      241
Takara Holdings, Inc.                                                7,000                                                       41
Takeda Pharmaceutical Co., Ltd.                                     42,300                                                    2,327
Takefuji Corp.                                                       4,130                                                      290
Takuma Co., Ltd.                                                     5,000                                                       38
TDK Corp.                                                            6,100                                                      413
Teijin, Ltd.                                                        42,400                                                      254
Teikoku Oil Co., Ltd.                                                6,000                                                       58
Terumo Corp.                                                         9,500                                                      288
The 77 Bank, Ltd.                                                   21,000                                                      168
The Bank of Fukuoka, Ltd.                                           39,000                                                      305
The Daimaru, Inc.                                                   17,000                                                      208
THK Co., Ltd.                                                        2,300                                                       52
TIS, Inc.                                                            2,951                                                       69
Tobu Railway Co., Ltd.                                              32,600                                                      140
Toho Co.                                                             2,200                                                       42
Tohoku Electric Power Co., Ltd.                                     18,900                                                      386
Tokyo Broadcasting System, Inc.                                      6,600                                                      187
Tokyo Electric Power Co., Inc.                                      51,700                                                    1,285
Tokyo Electronics, Ltd.                                              8,800                                                      441
Tokyo Gas Co., Ltd.                                                109,600                                                      432
Tokyo Tatemono Co., Ltd.                                            16,000                                                      134
Tokyu Corp.                                                         47,400                                                      260
Tonengeneral Sekiyu K.K.                                            17,000                                                      189
Toppan Printing Co., Ltd.                                           23,600                                                      228
Toray Co.                                                           61,100                                                      339
Toshiba Corp.                                                      137,000                                                      638
Tosoh Corp.                                                         27,000                                                      120
Toto, Ltd.                                                          25,600                                                      196
Toyo Seikan Kaisha, Ltd.                                             9,000                                                      127
Toyota Industries Corp.                                              5,300                                                      178
Toyota Motor Corp.                                                 154,700                                                    7,184
Trend Micro, Inc.                                                    5,200                                                      163
Uni-Charm Corp.                                                      2,000                                                       91
Uniden Corp.                                                         4,000                                                       69
UNY Co., Ltd.                                                        6,000                                                       75
Ushio, Inc.                                                          3,000                                                       56
USS Co., Ltd.                                                        2,940                                                      201
Wacoal Corp.                                                         3,000                                                       43
West Japan Railway Co.                                                  22                                                       78
Yahoo Japan Corp.                                                      157                                                      166
Yahoo Japan Corp. *                                                    157                                                      169
Yakult Honsha Co., Ltd.                                              5,000                                                      122
Yamada Denki Co., Ltd.                                               6,100                                                      539
Yamaha Corp.                                                         6,300                                                      112
Yamaha Motor Co., Ltd.                                               1,000                                                       22
Yamato Transport Co., Ltd.                                          17,000                                                      281
Yamazaki Baking Co., Ltd.                                            5,000                                                       42
Yokogawa Electric Corp.                                             12,000                                                      177
                                                                                                                                ---
                                                                                                                            111,629
                                                                                                                            -------
MEXICO  (0.4%)
Alfa, SA                                                             6,000                                                       35
America Movil SA de CV                                             349,000                                                      456
Cemex SA de CV                                                      57,000                                                      296
Coca-Cola Femsa SA de CV *                                           3,000                                                        8
Corporacion GEO SA de CV *                                           7,000                                                       22
Fomento Economico Mexicano SA de                                    12,000                                                       81
CV
Grupo Carso SA de CV                                                14,000                                                       30
Grupo Financiero Banorte SA de CV                                    6,000                                                       51
Grupo Mexico SA de CV                                               21,000                                                       41
Grupo Modelo SA de CV                                               10,000                                                       31
Grupo Televisa SA                                                   41,000                                                      148
Kimberly Clark de Mexico SA de CV                                   10,000                                                       33
Telefonos de Mexico SA de CV *                                     235,000                                                      235
Urbi, Desarrollos Urbanos, SA de CV                                  2,000                                                       13
*
Wal-Mart de Mexico SA de CV                                         36,000                                                      175
                                                                                                                                ---
                                                                                                                              1,655
                                                                                                                              -----
NETHERLANDS  (2.8%)
ABN AMRO Holding NV                                                 81,360                                                    1,923
Aegon NV                                                            84,631                                                    1,273
Akzo NV                                                              9,089                                                      392
ASML Holding NV *                                                   20,394                                                      345
Corio NV                                                             3,575                                                      203
Elsevier NV                                                         17,002                                                      229
Heineken NV                                                          9,339                                                      296
ING Groep NV                                                        78,752                                                    2,272
Koninklijke DSM NV                                                   4,996                                                      179
Koninklijke KNP NV                                                  70,803                                                      672
Oce NV                                                               4,385                                                       63
Philips Electronics NV                                              36,887                                                      964
Rodamco Cont Eurpope NV                                              2,933                                                      233
TNT Post Groep NV                                                   17,981                                                      424
Unilever NV                                                         22,921                                                    1,613
Vedior NV                                                            5,687                                                       76
VNU NV                                                               6,408                                                      204
Wereldhave                                                           1,458                                                      141
Wolters Kluwer NV CVA                                                8,971                                                      166
                                                                                                                                ---
                                                                                                                             11,668
                                                                                                                             ------
NEW ZEALAND  (0.0%)
Auckland International Airport, Ltd.                                 7,148                                                       10
Carter Holt Harvey, Ltd.                                             5,862                                                       10
Contact Energy, Ltd.                                                 2,639                                                       13
Fisher & Paykel Appliances Holdings,                                 1,810                                                        4
Ltd.
Fisher & Paykel Industries, Ltd.                                     2,095                                                        5
Fletcher Building, Ltd.                                              2,432                                                       13
Sky City Entertainment Group, Ltd.                                   2,451                                                        8
Telecom Corp. of New Zealand, Ltd.                                  12,253                                                       51
The Warehouse Group, Ltd.                                            1,226                                                        3
                                                                                                                                  -
                                                                                                                                117
                                                                                                                                ---
NORWAY  (0.5%)
DnB Holding ASA                                                     13,396                                                      137
Norsk Hydro ASA                                                      4,842                                                      481
Orkla SA                                                             8,000                                                      280
Schibsted ASA                                                        1,250                                                       36
Statoil ASA                                                         23,600                                                      524
Storebrand ASA                                                       1,300                                                       12
Tandberg ASA                                                         5,800                                                       57
Tandberg Television ASA *                                            3,000                                                       37
Telenor ASA                                                         23,000                                                      225
Tomra Systems ASA                                                    2,135                                                       15
Yara International ASA                                               6,942                                                      114
                                                                                                                                ---
                                                                                                                              1,918
                                                                                                                              -----
PORTUGAL  (0.2%)
Banco Commercial                                                    88,339                                                      223
BPI-SGPS SA                                                          2,389                                                       10
Brisa Auto-Estradas (g)                                             20,326                                                      161
Energias de Portugal SA                                             12,673                                                       36
Portugal Telecom SA                                                 24,085                                                      218
PT Multimedia-Servicos de                                            1,374                                                       15
Telecomunicacoes e Multimedia, SGPS, SA *
Sonae, SGPS SA                                                      25,407                                                       41
                                                                                                                                 --
                                                                                                                                704
                                                                                                                                ---
RUSSIA  (0.9%)
AO VimpelCom ADR *                                                   9,500                                                      380
GMK Norilsk Nickel ADR                                               4,700                                                      343
Lukoil ADR                                                          31,200                                                    1,720
Mobile TeleSystems, ADR                                              8,000                                                      296
Oao Gazprom ADR *                                                    3,816                                                      221
RAO Unified Energy Systems, GDR *                                    5,127                                                      181
Surgutneftegaz ADR (g)                                               8,600                                                      404
Tatneft ADR                                                          3,900                                                      248
                                                                                                                                ---
                                                                                                                              3,793
                                                                                                                              -----
SINGAPORE  (1.4%)
Ascendas Real Estate Investment Trust                               65,000                                                       77
Capitaland, Ltd.                                                    86,000                                                      162
CapitaMall Trust                                                    55,300                                                       76
Chartered Semiconductor Manufacturing,                              86,000                                                       54
 Ltd. * (g)
City Developments, Ltd.                                             48,370                                                      252
ComfortDelGro Corp., Ltd.                                          147,333                                                      129
Creative Technology, Ltd.                                            4,705                                                       35
DBS Group Holdings, Ltd.                                            90,945                                                      823
Fraser & Neave, Ltd.                                                15,000                                                      149
Jardine Cycle & Carriage, Ltd.                                      10,031                                                       62
Keppel Corp., Ltd.                                                  45,000                                                      309
Keppel Land, Ltd.                                                   32,000                                                       72
Neptune Orient Lines, Ltd.                                          41,000                                                       74
Oversea-Chinese Banking Corp., Ltd.                                173,490                                                      647
Overseas Union Enterprises                                           3,735                                                       22
Parkway Holdings, Ltd.                                              54,000                                                       63
SembCorp Industries, Ltd.                                           70,784                                                      113
SembCorp. Marine, Ltd.                                              48,000                                                       78
Singapore Airlines, Ltd.                                            42,000                                                      279
Singapore Exchange, Ltd.                                            66,911                                                      107
Singapore Land, Ltd.                                                13,000                                                       40
Singapore Post, Ltd.                                               114,000                                                       77
Singapore Press Holdings, Ltd.                                     128,743                                                      341
Singapore Technology Engineering,                                  108,760                                                      164
Ltd.
Singapore Telecommunications, Ltd.                                 553,503                                                      763
STATS ChipPAC, Ltd. *                                               85,000                                                       47
United Overseas Bank, Ltd.                                          96,720                                                      790
United Overseas Land, Ltd.                                          44,376                                                       61
Venture Corp., Ltd.                                                 18,445                                                      136
                                                                                                                                ---
                                                                                                                              6,002
                                                                                                                              -----
SPAIN  (2.9%)
Abertis Infraestructuras (g)                                        11,460                                                      313
Acciona SA                                                           1,161                                                      127
Acerinox, SA                                                         6,095                                                       80
Actividades de Construccion y Servicios,                             8,608                                                      246
 SA
Altadis SA                                                          15,649                                                      664
Antena 3 Television SA                                               1,864                                                       36
Banco Bilbao Vizcaya-Argentari                                     114,108                                                    2,010
Banco Popular Espanol SA                                            31,997                                                      388
Banco Santander Central Hispano SA                                 159,759                                                    2,037
(g)
Cintra Concesiones de Infraestructuras de                           10,618                                                      126
 Transporte SA
Endesa SA                                                           17,538                                                      436
Fomento de Construcciones y Contratas                                1,348                                                       74
SA
Gas Natural SDG SA (g)                                              24,257                                                      663
Grupo Ferrovial SA                                                   1,920                                                      142
Iberdrola SA                                                        14,967                                                      401
Indra Sistemas SA                                                    3,029                                                       62
Industria de Diseno Textil SA                                        6,758                                                      200
Repsol SA                                                           28,366                                                      845
Sociedad General De Aguas De                                         2,964                                                       68
Barcelona SA
Telefonica SA                                                      188,874                                                    3,014
Union Electric Penosa SA                                             3,153                                                      104
Vallehermoso SA                                                      3,020                                                       80
                                                                                                                                 --
                                                                                                                             12,116
                                                                                                                             ------
SWEDEN  (2.0%)
Alfa Laval AB                                                          900                                                       17
Assa Abloy AB, Series B                                             12,150                                                      174
Atlas Copco AB, A Shares                                            12,092                                                      221
Atlas Copco AB, B Shares                                             7,200                                                      118
Billerud                                                             4,050                                                       46
Electrolux AB, Series B                                              7,900                                                      184
Eniro AB                                                             4,900                                                       54
Ericsson LM, Series B                                              593,737                                                    1,948
Gambro AB, Series A                                                  1,100                                                       16
Getinge AB, B Shares                                                 6,400                                                       80
Hennes & Mauritz AB, Series B                                       12,550                                                      407
Holmen AB                                                            2,100                                                       61
Modern Times Group MTG AB *                                          1,550                                                       59
Nordea Bank AB                                                     130,222                                                    1,276
Sandvik AB                                                           7,688                                                      370
Scania AB, Series B                                                  4,000                                                      135
Securitas AB, Series B                                              15,700                                                      239
Shanska AB, Series B                                                13,117                                                      184
Skandia Forsakrings AB                                              20,831                                                      104
Skandiaviska Enskil                                                 22,520                                                      420
SKF AB, Series B                                                    12,200                                                      154
Svenska Cellulosa AB, Series B                                       6,600                                                      223
Svenska Handelsbanken, Series A                                     36,502                                                      832
Svenskt Stal AB, Series A                                            1,600                                                       48
Swedish Match AB                                                    19,700                                                      224
Tele2 AB                                                             5,725                                                       54
Telia                                                               53,426                                                      261
Volvo AB, Series A                                                   3,633                                                      144
Volvo AB, Series B                                                   8,410                                                      346
WM-Data AB                                                           9,600                                                       26
                                                                                                                                 --
                                                                                                                              8,425
                                                                                                                              -----
SWITZERLAND  (5.8%)
Abb, Ltd. *                                                         72,729                                                      562
Adecco SA, Registered                                                1,819                                                       78
Ciba Specialty Chemicals AG                                          2,370                                                      136
Clariant AG *                                                        7,599                                                      101
Compagnie Finaciere Richemont AG                                    14,286                                                      544
Credit Suisse Group                                                 29,716                                                    1,315
Geberit AG                                                             180                                                      125
Givaudan                                                               238                                                      153
Holcim, Ltd.                                                         6,427                                                      400
Kudelski SA                                                          1,990                                                       71
Logitech International SA *                                          4,270                                                      163
Lonza Group AG                                                       1,256                                                       72
Nestle                                                              16,673                                                    4,964
Nobel Biocare Holding AG                                             1,033                                                      238
Novartis AG, Registered                                             96,754                                                    5,206
Roche Holdings AG, Genusscheine                                     28,836                                                    4,309
Schindler Holding AG                                                   265                                                      101
Serono SA                                                              354                                                      229
Societe Generale de Surveillance                                       142                                                      105
Holdings SA
Straumann AG                                                           550                                                      128
Swiss Reinsurance                                                    2,998                                                      202
Swisscom AG                                                            814                                                      268
Syngenta                                                             3,627                                                      389
The Swatch Group AG, Series B                                        1,086                                                      151
UBS AG                                                              41,961                                                    3,563
Zurich Financial Services                                            2,160                                                      369
                                                                                                                                ---
                                                                                                                             23,942
                                                                                                                             ------
TURKEY  (0.4%)
Akbank TAS                                                          35,667                                                      222
Anadolu Efes Biracilik ve Malt Sanayii                               1,006                                                       25
AS *
Arcelik AS *                                                         8,550                                                       51
Dogan Sirketler Grubu Holding AS *                                  18,502                                                       46
Dogan Yayin Holding AS *                                            11,445                                                       29
Eregli Demir ve Celik Fabrikalari TAS                               20,020                                                      108
*
Ford Otomotiv Sanayi AS                                              5,202                                                       37
Haci Omer Sabanci Holding AS                                        20,848                                                       97
Hurriyet Gazetecilik ve Matbaacilik AS                               6,503                                                       18

Koc Holding AS                                                      14,914                                                       56
Migros Turk AS                                                       6,002                                                       53
Trakya Cam Sanayii AS                                                2,160                                                        8
Tupras-Turkiye Petrol Rafinerileri AS                                6,156                                                      105
Turk Sise ve Cam Fabrikalari AS                                      6,440                                                       19
Turkcell Iletisim Hizmetleri AS                                     20,809                                                      110
Turkiye Garanti Bankasi AS *                                        54,213                                                      161
Turkiye Is Bankasi                                                  37,968                                                      264

Yapi ve Kredi Bankasi AS *                                          18,179                                                       68
                                                                                                                                 --
                                                                                                                              1,477
                                                                                                                              -----
TOTAL FOREIGN STOCKS                                                                                                        375,302
                                                                                                                            -------

PREFERRED STOCKS(j)  (0.4%)
BRAZIL  (0.3%)
Banco Bradesco SA                                                    4,000                                                      206
Brasil Telecom Participacoes SA                                  5,143,000                                                       42
Caemi Mineracao e Metalurgica SA                                    36,000                                                       57
Companhia de Bebidas das Americas                                  364,000                                                      130
Companhia Energetica de Minas Gerais                             2,153,000                                                       78

Companhia Siderurgica de Tubarao                                   315,000                                                       19
Empresa Brasileira de Aeronautica SA                                 7,500                                                       72
Gerdau SA                                                            5,000                                                       68
Klabin SA                                                           13,000                                                       25
Petroleo Brasileiro SA                                              48,300                                                      692
Sadia SA                                                            11,000                                                       27
Votorantim Celulose e Papel SA                                       2,000                                                       24
                                                                                                                                 --
                                                                                                                              1,440
                                                                                                                              -----
GERMANY  (0.0%)
Volkswagen AG                                                        2,691                                                      109
                                                                                                                                ---
RUSSIA  (0.1%)
Surgutneftegaz ADR                                                   4,200                                                      312
                                                                                                                                ---
TOTAL PREFERRED STOCKS                                                                                                        1,861
                                                                                                                              -----

TREASURY BILLS  (0.5%)
UNITED STATES  (0.5%)
3.80%, 1/12/06 **                                                 $  1,400                                                    1,389
3.84%, 1/26/06 **                                                      500                                                      496
                                                                                                                                ---
TOTAL TREASURY BILLS                                                                                                          1,885
                                                                                                                              -----

INVESTMENT COMPANIES (3.7%)
UNITED STATES  (3.7%)
Excelsior Pacific Asia Fund                                             33                                                       -#
Invesco Gold and Precision Metals                                       59                                                       -#
Fund
iShares MSCI Emerging Markets Index                                 15,900                                                    1,264
Fund (g)
iShares MSCI Germany Index Fund (g)                                165,500                                                    3,128

iShares MSCI Hong Kong Index Fund                                  561,700                                                    7,094
(g)
Matthews China Fund                                                 55,918                                                      773
Matthews Pacific Tiger Fund                                         80,040                                                    1,362
Oakmark International Small Cap Fund                                54,067                                                    1,198

Scudder Latin America Fund                                          14,934                                                      655
                                                                                                                                ---
TOTAL INVESTMENT COMPANIES                                                                                                   15,474
                                                                                                                             ------
MONEY MARKETS  (4.2%)
UNITED STATES  (4.2%)
JPMorgan Prime Money Market Fund                                17,571,938                                                   17,572
                                                                                                                             ------
TOTAL MONEY MARKETS                                                                                                          17,572
                                                                                                                             ------

SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (4.5%)
CASH & EQUIVALENTS  (4.5%)
Pool of various securities for Fifth Third Funds                  $ 18,609                                                   18,609
                                                                                                                             ------

TOTAL SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        18,609
                                                                                                                             ------



TOTAL (COST $419,504) +   -   103.9%                                                                                       $430,933
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                  VALUE
COMMERCIAL PAPER  (4.4%)
Gannett, Inc., 3.83%, 11/17/05 ** (f)                              $ 1,000                                                  $   998
Nestle Capital Corp., 3.87%, 11/21/05                                1,460                                                    1,457
** (f)
Societe Generale, 3.91%, 11/17/05 **                                 6,640                                                    6,629
(f)
UBS Investment Bank, 3.88%, 11/14/05                                 3,850                                                    3,844
** (f)                                                                                                                        -----

TOTAL COMMERCIAL PAPER                                                                                                       12,928
                                                                                                                             ------

CORPORATE BONDS  (60.1%)
AOL Time Warner, Inc., 7.70%,                                          480                                                      547
5/1/32
Bank of Montreal-Chicago, 7.80%,                                     2,750                                                    2,859
4/1/07
Bear Stearns Adjustable Rate Mortgage                                1,608                                                    1,579
Trust, Series 2004-10, Class 12A3,
4.71%, 1/25/35 (d)
Bear Stearns Asset Backed Securities,                                  485                                                      485
Inc., Series 2004-HE3, Class 1A1, 4.00%,
 5/25/31 (d) (f)
Bear Stearns Commercial Mortgage                                     7,500                                                    7,198
Securities, 4.75%, 2/13/46
Bear Stearns Commercial Mortgage                                     1,841                                                    1,902
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                                     2,000                                                    1,986
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41
Columbus Southern Power, 4.40%,                                        500                                                      483
12/1/10
Comcast Cable, 7.13%, 6/15/13                                        1,750                                                    1,894
Countrywide Alternative Loan Trust,                                    803                                                      816
6.50%, 9/25/34 (d)
Countrywide Asset-Backed Certificates,                               1,426                                                    1,427
Series 2002-BC1, Class M1, 4.78%,
4/25/32 (d) (f)
Cox Communications, Inc., 5.50%,                                       800                                                      777
10/1/15
Credit Suisse First Boston Mortgage                                    128                                                      128
Securities Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
DaimlerChrysler, 8.50%, 1/18/31                                        600                                                      704
Devon Energy Corp., 7.95%, 4/15/32                                     700                                                      873
Duke Energy Corp., 6.45%, 10/15/32                                     850                                                      888
Equity One ABS, Inc., Series 2004-1,                                 4,000                                                    3,928
Class AF4, 4.14%, 4/25/34 (d)
First Franklin Mortgage Loan, 4.58%,                                    80                                                       80
7/25/33 (d)
First Union-Lehman Brothers, 7.00%,                                  2,750                                                    2,978
4/18/29 (e)

Firstenergy Corp., 6.45%, 11/15/11                                   1,070                                                    1,126
Fleet/Norstar Group, 8.63%, 1/15/07                                  2,000                                                    2,083
Ford Motor Credit Co., 7.00%, 10/1/13                                  950                                                      870
(g)
Gazprom International, 7.20%, 2/1/20 (e)                             1,000                                                    1,064
General Electric Capital Corp., 6.75%,                               1,055                                                    1,207
3/15/32
General Motors Acceptance Corp.,                                     1,926                                                    1,927
Mortgage Corp. Loan Trust, 4.06%,
12/25/20 (d) (f)
General Motors Acceptance Corp.,                                     2,700                                                    2,644
Mortgage Corp. Loan Trust, 5.00%,
10/25/33
General Motors Acceptance Corp.,                                     1,750                                                    1,716
Mortgage Corp. Loan Trust, 4.34%,
11/1/34 (d)
General Motors Acceptance Corp.,                                     8,000                                                    8,020
Mortgage Corp. Loan Trust, 4.02%,
3/25/35 (d) (f)
Greenwich Capital Commercial Funding                                 1,000                                                      986
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                                 2,000                                                    1,975
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                              5,117                                                    4,948
2004-C1, Class A1, 3.66%, 10/10/28
GS Mortgage Securities Corp. II, Series                              4,900                                                    4,829
2004-GG2, Class A3, 4.60%, 8/10/38
Harley-Davidson Motorcycle Trust,                                      286                                                      280
Series 2004-2, Class B, 2.96%, 2/15/12
Homebanc Mortgage Trust, Series                                      3,938                                                    3,958
2004-2, 4.28%, 12/25/34 (d) (f)
Household Finance Corp., 6.50%,                                        170                                                      177
11/15/08
IndyMac Index Mortgage Loan Trust,                                   5,880                                                    5,868
Series 2005-AR9, 5.48%, 7/25/35
iStar Financial, Inc., 6.00%, 12/15/10                               1,500                                                    1,517
(g)
JP Morgan Chase Commercial Mortgage                                    865                                                      865
 Securities Corp., 5.25%, 7/12/37

JP Morgan Chase Commercial Mortgage                                  1,464                                                    1,478
 Securities, Series 200-CIBC, Class A2,
6.00%, 3/15/33
JP Morgan Mortgage Trust, 4.90%,                                     4,460                                                    4,392
4/25/35 (d)
JP Morgan Mortgage Trust, 5.66%,                                     4,286                                                    4,281
10/25/35 (d)
JP Morgan Mortgage Trust, Series                                     1,217                                                    1,198
2005-A1, Class 2A1, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     3,000                                                    2,932
2005-A2, 4.93%, 4/25/35
JP Morgan Mortgage Trust, Series                                     3,632                                                    3,612
2005-A3, 5.17%, 6/25/35
Kroger Co., 6.20%, 6/15/12                                             500                                                      509
LB-UBS Commercial Mortgage Trust,                                      330                                                      323
Series 2005-C3, 4.55%, 7/15/30

Lehman Brothers Holdings, 8.25%,                                       170                                                      178
6/15/07
Merrill Lynch & Co., 4.25%, 2/8/10                                   1,000                                                      968
(g)
Morgan Stanley Capital I, 5.11%,                                     3,200                                                    3,155
6/15/40
Morgan Stanley Dean Witter Capital I,                                5,200                                                    5,051
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                                  2,706                                                    2,656
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                                        805                                                      865
National City Bank, 7.25%, 7/15/10                                   3,000                                                    3,274
National Rural Utilities, 7.25%, 3/1/12                                125                                                      139
Navistar Financial Corp. Owner Trust,                                  133                                                      132
1.73%, 2/15/07
Navistar Financial Corp. Owner Trust,                                7,098                                                    7,105
3.97%, 4/15/08 (d) (f)
Navistar Financial Corp. Owner Trust,                                1,409                                                    1,362
Series 2004-A, Class B, 2.46%, 3/15/11
NCNB Corp., 10.20%, 7/15/15                                          2,500                                                    3,383
Norfolk Southern Corp., 5.59%,                                         130                                                      127
5/17/25
Oncor Electric Delivery, 7.00%, 5/1/32                                 480                                                      529

Pemex Master Trust, 6.13%, 8/15/08                                     825                                                      843
Republic New York Corp., 7.00%,                                      2,000                                                    2,163
3/22/11
Residential Accredit Loans, Inc., 4.10%,                             2,536                                                    2,534
 3/25/34 (d) (f)
Residential Asset Mortgage Products,                                 4,184                                                    4,185
Inc., 3.97%, 5/25/24 (d) (f)
Residential Asset Securities Corp.,                                  1,589                                                    1,590
4.07%, 3/25/34 (d) (f)
SACO I Trust, Series 2004-2, Class A3,                               5,000                                                    5,005
 4.30%, 10/25/34 (d) (f)
Science Applications International Co.,                              2,105                                                    1,984
5.50%, 7/1/33
SLM Corp., 5.00%, 4/15/15                                              175                                                      170
Structured Asset Securities Corp.,                                   1,245                                                    1,205
5.15%, 12/25/34 (d)
Swiss Bank Corp. - New York, 7.38%,                                  2,000                                                    2,325
7/15/15
Thornburg Mortgage Securities Trust,                                 5,200                                                    5,213
Series 2004-2, Class A3, 4.11%, 6/25/44
(d) (f)
Trans-Canada Pipeline, 5.60%,                                          750                                                      743
3/31/34
Travelers Property Casualty Corp.,                                      85                                                      100
7.75%, 4/15/26
Truck Retail Installment Paper Corp.,                                6,950                                                    6,967
3.84%, 12/15/16 (d) (f) (e)
UBS Preferred Funding Trust I, 8.62%,                                  925                                                    1,059
10/29/49 (d)
US Bank NA, 6.30%, 2/4/14                                              345                                                      371
Verizon Florida, Inc., 6.13%, 1/15/13                                1,575                                                    1,572
Washington Mutual, Series 2003-AR9,                                  5,862                                                    5,719
Class 1A6, 4.06%, 9/25/33 (d)
Washington Mutual, Series 2004-AR3,                                  1,858                                                    1,824
Class A-2, 4.24%, 6/25/34

Wells Fargo Mortgage Backed Securities                               3,179                                                    3,122
 Trust, 5.14%, 5/25/05 (d)
Wells Fargo Mortgage Backed Securities                               1,550                                                    1,498
 Trust, Series 2003-N, 4.75%, 12/25/33
(d)
YUM! Brands Inc., 7.70%, 7/1/12                                      1,250                                                    1,412
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                       176,845
                                                                                                                            -------
FOREIGN BONDS  (1.8%)
France Telecom, 8.75%, 3/1/31                                          650                                                      849
Midland Bank PLC, 7.63%, 6/15/06                                     2,000                                                    2,035
United Mexican States, 4.63%,                                        2,460                                                    2,431
10/8/08                                                                                                                       -----

TOTAL FOREIGN BONDS                                                                                                           5,315
                                                                                                                              -----
U.S. GOVERNMENT AGENCIES  (45.4%)
FANNIE MAE  (25.8%)
6.05%, 12/1/08                                                       2,870                                                    2,939
6.00%, 5/1/17                                                          268                                                      274
6.50%, 6/1/17                                                          358                                                      370
6.50%, 8/1/17                                                          297                                                      306
5.50%, 12/1/17                                                       1,311                                                    1,321
5.50%, 1/1/18                                                          869                                                      875
5.50%, 1/1/18                                                           17                                                       17
5.50%, 2/1/18                                                           74                                                       75
5.50%, 2/1/18                                                           12                                                       12
4.50%, 5/1/18 TBA                                                   11,550                                                   11,174
6.00%, 5/1/18                                                        1,414                                                    1,447
5.00%, 7/1/18 TBA                                                    1,000                                                      987
5.50%, 12/1/18                                                         663                                                      668
4.00%, 12/25/20                                                      5,000                                                    4,969
4.00%, 2/25/21                                                         517                                                      516
5.50%, 2/1/25                                                        1,666                                                    1,654
5.00%, 5/1/25                                                        2,604                                                    2,527
7.50%, 6/1/28                                                          310                                                      329
6.50%, 8/1/28                                                          214                                                      221
6.50%, 6/1/29                                                          195                                                      200
6.50%, 4/1/32                                                          430                                                      443
6.50%, 6/1/32                                                        1,088                                                    1,118
7.00%, 6/1/32                                                          264                                                      276
6.50%, 7/1/32                                                          582                                                      598
6.50%, 7/1/32                                                          809                                                      832
7.50%, 12/1/32                                                         285                                                      301
6.00%, 1/1/33                                                          537                                                      542
6.50%, 3/1/33                                                          321                                                      329
5.00%, 5/1/33                                                       16,500                                                   15,881
5.50%, 5/1/33                                                        8,500                                                    8,387
5.50%, 5/25/34                                                       3,150                                                    3,078
7.00%, 9/1/34                                                          721                                                      753
5.50%, 6/1/35                                                        1,021                                                    1,008
6.00%, 7/1/35                                                        5,725                                                    5,776
6.00%, 9/1/35                                                        5,728                                                    5,778
                                                                                                                              -----
                                                                                                                             75,981
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (1.5%)
4.06%, 8/25/09                                                       3,823                                                    3,729
4.00%, 2/25/10                                                         767                                                      743
                                                                                                                                ---
                                                                                                                              4,472
                                                                                                                              -----
FREDDIE MAC  (14.3%)
4.50%, 8/15/16                                                       3,000                                                    2,894

4.00%, 1/15/17                                                       7,500                                                    7,053
5.00%, 4/1/18                                                        1,508                                                    1,489
5.00%, 8/1/18                                                        1,713                                                    1,691
5.00%, 2/15/25                                                       3,245                                                    3,084
6.50%, 1/1/29                                                        2,061                                                    2,121
7.00%, 1/1/32                                                          172                                                      181
6.50%, 7/1/32                                                          362                                                      372
6.25%, 7/15/32 (g)                                                   3,500                                                    4,059
7.00%, 8/1/32                                                          761                                                      795
6.50%, 9/1/32                                                          157                                                      161
5.50%, 2/1/33                                                       13,900                                                   13,725
6.00%, 9/1/33                                                          735                                                      743
6.50%, 5/15/34 (d)                                                   1,743                                                    1,735
4.50%, 6/1/34                                                          961                                                      898
4.50%, 9/1/34                                                        1,201                                                    1,123
                                                                                                                              -----
                                                                                                                             42,124
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (3.8%)
4.50%, 11/16/29                                                      2,387                                                    2,303
5.00%, 7/1/33 TBA                                                    4,000                                                    3,904
5.50%, 10/1/33 TBA                                                   5,000                                                    4,995
                                                                                                                              -----
                                                                                                                             11,202
                                                                                                                             ------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              133,779
                                                                                                                            -------

U.S. TREASURY OBLIGATIONS  (4.9%)
U.S. TREASURY BONDS  (0.5%)
6.00%, 2/15/26 (g)                                                     350                                                      402
5.00%, 11/15/27 **                                                   2,900                                                    1,004
                                                                                                                              -----
                                                                                                                              1,406
                                                                                                                              -----
U.S. TREASURY INFLATION PROTECTED BONDS  (2.2%)
1.63%, 1/15/15                                                       6,500                                                    6,486
                                                                                                                              -----
U.S. TREASURY NOTES  (2.2%)
4.25%, 8/15/15 (g)                                                   6,000                                                    5,855
5.45%, 5/15/17 **                                                    1,080                                                      624
                                                                                                                                ---
                                                                                                                              6,479
                                                                                                                              -----
TOTAL U.S. TREASURY OBLIGATIONS                                                                                              14,371
                                                                                                                             ------

INVESTMENTS IN AFFILIATES  (3.2%)
Fifth Third Institutional Money Market Fund                      9,458,923                                                    9,459
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               9,459
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (4.4%)
Pool of various securities for Fifth Third                        $ 12,998                                                   12,998
                                                                                                                             ------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        12,998
                                                                                                                             ------


TOTAL (COST $367,634) +   -   124.2%                                                                                       $365,695
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                  VALUE
CORPORATE BONDS  (76.6%)
ABN AMRO Bank NV, 7.30%,                                           $ 3,740                                                 $  3,800
12/1/26
Ace Securities Corp., 4.70%, 10/31/25                                3,000                                                    3,001
(d)
Affiliated Computer Services, 4.70%,                                 1,860                                                    1,775
6/1/10
Anthem, Inc., 3.50%, 9/1/07                                          2,375                                                    2,314
Associated Bank, NA, 3.99%, 6/2/08                                   5,000                                                    5,001
(d)
AT & T Broadband Corp., 8.38%,                                       1,750                                                    2,016
3/15/13
Bank of America Corp., 9.38%,                                        5,000                                                    5,750
9/15/09
Bank of Montreal-Chicago, 7.80%,                                     3,000                                                    3,119
4/1/07
Bay View Auto Trust, Series 2005-LJ2,                                2,880                                                    2,854
4.55%, 2/25/14
BB&T Corp., 7.25%, 6/15/07                                           6,000                                                    6,220
Bear Stearns Adjustable Rate Mortgage                                3,962                                                    3,846
Trust, 4.92%, 7/25/34 (d)
Bear Stearns Alternative-A Trust, Series                             2,414                                                    2,428
2005-9, 5.85%, 11/25/35
Bear Stearns Co., Inc., 5.70%, 1/15/07                               3,000                                                    3,029
Bear Stearns Commercial Mortgage                                     1,569                                                    1,621
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Berkshire Hathaway Financial, 4.75%,                                 3,000                                                    2,927
5/15/12
Chase Mortgage Finance Corp., 5.50%,                                 4,747                                                    4,756
10/25/35
Chase Mortgage Finance Corp., 5.24%,                                 2,525                                                    2,521
12/31/49
Chaseflex Trust, Series 2005-2, 5.96%,                               5,109                                                    5,040
6/25/35
Chevron Phillips Chemical Co., 5.38%,                                6,015                                                    6,043
6/15/07
CIT Group, Inc., 5.13%, 9/30/14 (g)                                  2,000                                                    1,958
Citicorp Mortgage Securities, Inc.,                                  3,473                                                    3,411
Series 2004-4, 5.25%, 6/25/34
Citicorp Mortgage Securities, Inc.,                                  2,166                                                    2,142
Series 2005-3, 5.50%, 4/25/35
Citigroup Commercial Mortgage Trust,                                 4,835                                                    4,874
Series 2004-C1, 5.46%, 4/15/40 (d)
Citigroup Commercial Mortgage Trust,                                 5,000                                                    4,801
Series 2005-EMG, 4.38%, 9/20/51
Citigroup, Inc., 5.00%, 9/15/14 (g)                                  2,106                                                    2,062
CNH Equipment Trust, Series 2005-A,                                  2,435                                                    2,434
Class A4A, 3.81%, 6/15/12 (d)
Commerce Group, Inc., 5.95%, 12/9/13                                 1,000                                                    1,006
(g)
Commercial Mortgage Pass-Through                                     2,500                                                    2,490
Certificate, Series 2004-LB3AC, Class B,
5.28%, 7/10/37
Commercial Mortgage Acceptance                                       5,550                                                    5,820
Corp., Series 1998-C2, Class D, 6.91%,
9/15/30 (d)
Countrywide Alternative Loan Trust,                                  5,591                                                    5,521
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34
Countrywide Alternative Loan Trust,                                  3,645                                                    3,613
Series 2005-10CB, Class 1A6, 5.50%,
5/25/35
Countrywide Alternative Loan Trust,                                  2,380                                                    2,323
Series 2005-7CB, Class M, 5.50%,
4/25/35
Countrywide Home Loan, 4.00%,                                        2,325                                                    2,182
3/22/11 (g)
Cox Communications, Inc., 7.75%,                                     1,550                                                    1,684
11/1/10
Credit Suisse First Boston Mortgage                                    114                                                      114
Securities Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
Credit Suisse First Boston Mortgage                                  1,500                                                    1,574
Securities Corp., Series 2002-CKN2,
6.38%, 4/15/37
Credit Suisse First Boston Mortgage                                  2,425                                                    2,338
Securities Corp., Series 2004-C5, Class
A3, 4.50%, 11/15/37
Credit Suisse First Boston, Inc., 5.13%,                             1,910                                                    1,861
 8/15/15
Credit-Based Asset Servicing and                                     2,475                                                    2,475
Securitizing, 5.38%, 11/25/36 (d)
Crown Castle Towers LLC, Series                                      4,000                                                    3,881
2005-1A, 4.64%, 6/15/35
DaimlerChrysler, 4.03%, 3/7/07 (d)                                   5,000                                                    4,998
Deutsche Alternative-A Securities Inc.,                              1,440                                                    1,429
Mortgage Loan Trust, 5.05%, 9/25/35
Deutsche Mortgage Securities Inc.,                                   4,606                                                    4,532
Series 2005-1, 5.75%, 2/25/35
Deutsche Mortgage Securities, Inc.,                                  2,495                                                    2,489
5.02%, 6/26/35 (d)
Deutsche Mortgage Securities, Inc.,                                  1,136                                                    1,129
Series 2004-2, Class A3, 3.78%,
1/25/34
Devon Financing Corp., 6.88%,                                        1,500                                                    1,624
9/30/11
DLJ Commercial Mortgage Corp., Series                                2,400                                                    2,627
 2000-CF1, Class A1B, 7.62%, 6/10/33

Duke Capital LLC, 4.37%, 3/1/09                                      2,000                                                    1,950
Duke Energy Corp., 6.25%, 1/15/12                                    2,000                                                    2,096
Duke Realty Corp., 4.18%, 12/22/06                                   2,880                                                    2,882
(d)
First Franklin Mortgage Loan, 4.58%,                                   100                                                      100
7/25/33 (d)
First Horizon Mortgage Pass-Through                                  2,450                                                    2,385
Trust, Series 2005-5, 5.50%, 10/25/35
First Horizon Mortgage Pass-Through                                  4,893                                                    4,869
Trust, Series 2005-AR4, 5.35%, 10/25/35
 (d)

First Union-Lehman Brothers, 7.00%,                                  3,220                                                    3,487
4/18/29
Fleet Financial Group, 7.38%, 12/1/09                                5,000                                                    5,423
Gazprom International, 7.20%, 2/1/20                                 2,000                                                    2,128
General Electric Capital Credit Card                                 4,320                                                    4,191
Master Note Trust, Series 2005-3, 4.13%,
 6/15/13
Genworth Financial, Inc., 4.95%,                                       930                                                      900
10/1/15
Goldman Sachs Group, Inc., 5.00%,                                    2,500                                                    2,423
10/1/14 (g)
Green Tree Financial Corp., Series                                     809                                                      814
1998-6, Class A6, 6.27%, 6/1/30
GTE California, Inc., 6.70%, 9/1/09                                  3,000                                                    3,102
Heller Financial, 6.85%, 5/15/31                                     5,000                                                    5,242
HSBC Bank USA, 4.63%, 4/1/14                                         2,000                                                    1,909
HSBC Finance Corp., 6.38%,                                           2,000                                                    2,113
10/15/11
Hyundai Auto Receivables Trust, Series                               3,000                                                    2,905
2004-A, Class A4, 3.54%, 8/15/11
Indiana Michigan Power, 5.05%,                                       2,035                                                    1,966
11/15/14
Indymac Home Equity Loan, Series                                     1,695                                                    1,708
2002-B, Class B1, 6.54%, 10/25/33 (d)
International Lease Finance Corp.,                                   3,700                                                    3,604
3.13%, 5/3/07
International Lease Finance Corp.,                                   2,500                                                    2,564
5.88%, 5/1/13
International Paper Co., 5.50%,                                      1,500                                                    1,453
1/15/14
JP Morgan Chase Commercial Mortgage                                  4,460                                                    4,462
 Securities Corp., 5.26%, 7/12/37
JP Morgan Chase Commercial Mortgage                                  3,365                                                    3,315
 Securities Corp., 4.63%, 3/15/46
JP Morgan Chase Commercial                                             336                                                      335
 Mortgage Securities Corp., Series 2001-CIB3,
 Class A1, 4.47%, 11/15/35
JP Morgan Chase Commercial Mortgage                                  6,215                                                    6,123
 Securities Corp., Series 2002-C3, Class
 A2, 4.99%, 7/12/35
JP Morgan Chase Commercial Mortgage                                  9,500                                                    9,306
 Securities Corp., Series 2003-LN1, Class
 A2, 4.92%, 10/15/37
JP Morgan Chase Commercial Mortgage                                  2,050                                                    2,046
 Securities Corp., Series 2004-C2, 5.26%,
 5/15/41 (d)
JP Morgan Chase Commercial Mortgage                                  4,420                                                    4,360
 Securities Corp., Series 2004-LN2, Class
 A2, 5.12%, 7/15/41
JP Morgan Chase Commercial Mortgage                                  2,000                                                    1,975
 Securities Corp., Series 2005-LPD3,
 4.85%, 8/15/42
JP Morgan Chase Commercial Mortgage                                  2,405                                                    2,329
 Securities Corp., Series 2005-LPD4,
 4.92%, 10/15/42
JP Morgan Commercial Mortgage                                        2,305                                                    2,509
 Finance Corp., Series 2000-C9, 7.77%,
 10/15/32
JP Morgan Mortgage Trust, 4.90%,                                     2,163                                                    2,130
4/25/35 (d)
JP Morgan Mortgage Trust, 5.66%,                                     2,397                                                    2,395
10/25/35 (d)
JP Morgan Mortgage Trust, Series                                     3,888                                                    3,852
2004-A6, Class 3A1, 4.90%, 12/25/34
JP Morgan Mortgage Trust, Series                                     3,021                                                    2,972
2005-A1, Class 2A1, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     2,400                                                    2,341
2005-A1, Class 2A3, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     6,218                                                    6,102
2005-A1, Class 3A4, 5.05%, 2/25/35
JP Morgan Mortgage Trust, Series                                     3,220                                                    3,154
2005-A1, Class 4A1, 4.79%, 2/25/35
JP Morgan Mortgage Trust, Series                                     4,639                                                    4,484
2005-A2, Class 5A1, 4.39%, 4/25/35
(d)
JP Morgan Mortgage Trust, Series                                     4,656                                                    4,538
2005-A3, 4.52%, 6/25/35
JP Morgan Mortgage Trust, Series                                     3,845                                                    3,754
2005-A5, 5.20%, 8/25/35 (d)
JP Morgan Mortgage Trust, Series                                     4,775                                                    4,706
2005-A6, 4.99%, 8/25/35 (d)
JP Morgan Mortgage Trust, Series                                     2,523                                                    2,474
2005-A6, Class 1B1, 5.19%, 9/25/35
(d)
JP Morgan Mortgage Trust, Series                                     2,426                                                    2,462
2005-S1, Class B1, 6.26%, 1/25/35
JP Morgan RV Marine Trust, Series                                    1,334                                                    1,300
2004-1A, Class A1, 3.12%, 4/15/11
Key Bank N.A., 5.80%, 7/1/14                                         2,000                                                    2,069
Kinder Morgan Energy Partners, 5.00%,                                1,500                                                    1,453
12/15/13
Lehman Brothers Holdings, 8.25%,                                     3,600                                                    3,780
6/15/07
Long Beach Auto Receivables Trust,                                   2,760                                                    2,703
Series 2005-A, 4.25%, 4/15/12
Marlin Leasing Receivables LLC,                                      3,000                                                    3,019
4.86%, 2/15/09
MassMutual Global Funding II, 3.80%,                                 1,390                                                    1,343
4/15/09
Master Adjustable Rate Mortgages                                     1,777                                                    1,720
Trust, Series 2003-5, 4.51%, 11/25/33
(d)
MBNA Master Credit Card Trust,                                       3,000                                                    3,364
7.80%, 10/15/12
Merrill Lynch & Co., 4.79%, 8/4/10                                   3,000                                                    2,954
Merrill Lynch Mortgage Investors, Inc.,                              2,038                                                    2,015
Series 2005-A1, Class 2A1, 4.67%,
12/25/34
Miller Brewing Co., 5.50%, 8/15/13                                   1,000                                                    1,008
(g)
Morgan Stanley, 4.00%, 1/15/10                                       2,340                                                    2,238
Morgan Stanley, 4.75%, 4/1/14                                        3,500                                                    3,302
National City Bank, 4.25%, 1/29/10                                   2,375                                                    2,311
Nationwide Financial Services, 5.10%,                                  960                                                      930
10/1/15
Navistar Financial Corp. Owner Trust,                                5,405                                                    5,214
Series 2004-B, Class A4, 3.53%,
10/15/12
Nelnet, Inc., 5.13%, 6/1/10                                          3,100                                                    3,020
NiSource Finance Corp., 4.39%,                                       2,795                                                    2,803
11/23/09 (d)
Nomura Asset Acceptance Corp., Series                                1,773                                                    1,755
2004-AR4, Class 1A2, 4.93%, 12/25/34
Nomura Asset Acceptance Corp., Series                                3,192                                                    3,201
2005-AR1, Class 1A2, 5.40%, 2/25/35
Nomura Asset Acceptance Corp., Series                                2,191                                                    2,222
2005-AR2, Class 2A2, 5.59%, 5/25/35
(d)
Nomura Asset Acceptance Corp., Series                                3,123                                                    3,092
2005-AR3, 5.69%, 7/25/35
Nomura Asset Acceptance Corp., Series                                2,115                                                    2,112
2005-AR5, Class 2A2, 5.67%, 10/25/35 (d)
Pemex Project Funding Master Trust,                                  2,000                                                    2,186
7.38%, 12/15/14
Pepco Holdings, Inc., 6.45%, 8/15/12                                 1,000                                                    1,047
PHH Corp., 7.13%, 3/1/13                                             1,000                                                    1,068
PNC Mortgage Acceptance Corp.,                                       5,000                                                    5,372
7.33%, 12/10/32
Popular ABS Mortgage Pass-Through                                    1,435                                                    1,424
Trust, 4.98%, 9/15/35
PPG Industries, Inc., 6.50%, 11/1/07                                    30                                                       31
PPL Electric Utilities, 5.88%, 8/15/07                               2,000                                                    2,035
Premark International, 6.88%,                                        1,000                                                    1,061
11/15/08
Prestige Auto Receivables Trust, Series                              2,000                                                    1,977
2005-1A, 4.37%, 6/15/12
Providian Gateway Master Trust, Series                               1,825                                                    1,774
2004-DA, Class B, 3.55%, 9/15/11
Prudential Financial, Inc., 4.75%,                                   2,000                                                    1,913
6/13/15
PSEG Power, 5.00%, 4/1/14                                            1,500                                                    1,430
RAAC, Series 2005-SP1, 5.25%,                                        2,221                                                    2,197
9/25/34
Ras Laffan Liquid & Natural Gas,                                     2,700                                                    2,639
5.30%, 9/30/20
Regions Financial Corp., 7.00%,                                      1,275                                                    1,388
3/1/11
Renaissance Home Equity Loan Trust,                                  2,440                                                    2,413
4.26%, 5/25/35 (d)
Renaissance Home Equity Loan Trust,                                  2,500                                                    2,435
Series 2005-2, 4.93%, 8/25/35 (d)
Rental Car Finance Corp., 4.59%,                                     2,475                                                    2,414
6/25/11
Residential Accredit Loans, Inc., Series                             1,477                                                    1,478
2002-QS19, Class A8, 6.00%, 12/25/32
Residential Funding Mortgage                                         4,197                                                    4,184
Securities, 5.50%, 9/25/33
Ryder System, Inc., 5.00%, 4/1/11                                    1,000                                                      961
SACO I Trust, 2.94%, 7/25/35                                         2,385                                                    2,385
Salomon Smith Barney, 7.13%,                                         5,000                                                    5,107
10/1/06
Sempra Energy, 4.29%, 5/21/08 (d)                                    5,000                                                    5,014
Southern Copper Corp., 6.38%,                                        1,000                                                      977
7/27/15

SOVRISC, 4.63%, 10/31/08                                             2,550                                                    2,543
Tampa Electric, 5.38%, 8/15/07                                       2,000                                                    2,011
U.S. Bank, N.A., 3.75%, 2/6/09                                       3,000                                                    2,893
UPFC Auto Receivables Trust, Series                                  1,975                                                    1,937
2004-A, Class A3, 3.27%, 9/15/10
Vanderbilt Acquisition Loan Trust,                                   2,555                                                    2,635
Series 2002-1, Class A4, 6.57%, 5/7/27
Wachovia Bank Commercial Mortgage                                    3,470                                                    3,412
Trust, 5.01%, 12/15/35
Washington Mutual Bank, 6.88%,                                       5,000                                                    5,380
6/15/11
Wells Fargo Mortgage Backed Securities                               2,400                                                    2,319
Trust, Series 2003-N, 4.75%, 12/25/33                                                                                         -----
(d)

TOTAL CORPORATE BONDS                                                                                                       424,759
                                                                                                                            -------
FOREIGN BONDS  (0.2%)
Korea Electric Power, 4.25%, 9/12/07                                 1,000                                                      986
                                                                                                                                ---
TOTAL FOREIGN BONDS                                                                                                             986
                                                                                                                                ---
U.S. GOVERNMENT AGENCIES  (18.1%)
FANNIE MAE  (3.6%)
3.67%, 5/8/07                                                        7,110                                                    7,013
3.38%, 5/15/07                                                       4,745                                                    4,658
6.25%, 1/25/08                                                         781                                                      795
5.38%, 10/2/13                                                       1,255                                                    1,285
4.92%, 7/25/20                                                       3,195                                                    3,139
5.09%, 7/1/34                                                        2,943                                                    2,931
5.23%, 8/1/34                                                          185                                                      184
                                                                                                                                ---
                                                                                                                             20,005
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (4.0%)
3.50%, 8/15/06                                                       5,500                                                    5,457
3.75%, 6/16/08                                                       2,365                                                    2,310
4.50%, 8/8/08                                                        5,000                                                    4,949
4.75%, 10/25/10                                                      4,807                                                    4,780
4.84%, 1/25/12                                                       2,169                                                    2,195
5.00%, 4/25/12                                                       2,331                                                    2,326
                                                                                                                              -----
                                                                                                                             22,017
                                                                                                                             ------
FREDDIE MAC  (5.2%)
7.22%, 6/14/06                                                       3,000                                                    3,051
3.88%, 11/10/08                                                      2,935                                                    2,835
3.88%, 1/12/09                                                       5,525                                                    5,375
4.38%, 7/30/09                                                       4,000                                                    3,919
6.25%, 3/5/12                                                        8,500                                                    8,655
6.50%, 5/15/34 (d)                                                   1,743                                                    1,735
5.18%, 5/1/35                                                        3,857                                                    3,806
                                                                                                                              -----
                                                                                                                             29,376
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (5.3%)
9.50%, 12/15/09                                                      1,481                                                    1,569
3.96%, 9/16/21                                                       1,646                                                    1,609
4.02%, 12/16/21                                                      4,822                                                    4,708
4.60%, 10/16/24                                                      2,520                                                    2,430
5.25%, 9/16/27                                                       3,075                                                    3,069
4.45%, 8/16/32                                                       2,525                                                    2,425
4.81%, 8/16/32                                                       2,475                                                    2,423
0.98%, 6/17/45                                                      10,846                                                      651
4.95%, 11/16/45                                                      4,800                                                    4,710
3.13%, 3/16/46                                                      14,350                                                      629
0.82%, 4/16/47                                                      72,993                                                    3,000

0.89%, 4/16/47                                                          34                                                        2
0.80%, 7/16/47                                                      37,033                                                    1,957
                                                                                                                              -----
                                                                                                                             29,182
                                                                                                                             ------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              100,580
                                                                                                                            -------

U.S. TREASURY OBLIGATIONS  (4.0%)
U.S. TREASURY INFLATION PROTECTED BONDS  (3.6%)
1.63%, 1/15/15 (g)                                                  20,000                                                   19,955
                                                                                                                             ------
U.S. TREASURY NOTES  (0.4%)
3.88%, 7/15/10                                                       1,400                                                    1,365
4.25%, 8/15/15 (g)                                                   1,075                                                    1,049
                                                                                                                              -----
                                                                                                                              2,414
                                                                                                                              -----
TOTAL U.S. TREASURY OBLIGATIONS                                                                                              22,369
                                                                                                                             ------

INVESTMENTS IN AFFILIATES  (0.4%)
Fifth Third Institutional Money Market Fund                      2,441,938                                                    2,442
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               2,442
                                                                                                                              -----
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.3%)
Pool of various securities for Fifth Third Funds                  $ 12,922                                                   12,922
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        12,922
                                                                                                                             ------


TOTAL (COST $573,146) +   -   101.6%                                                                                       $564,058
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SHORT TERM BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                   VALUE
CORPORATE BONDS  (61.8%)
ABN AMRO, 7.55%, 6/28/06                                           $ 3,190                                                 $  3,248
Aesop Funding II LLC, 2.75%, 7/20/07                                 3,990                                                    3,953
(e)
Alabama Power Co., 2.80%, 12/1/06                                    1,190                                                    1,166
Alcoa, Inc., 4.25%, 8/15/07                                          1,290                                                    1,279
American Electric Power Co., 6.13%,                                    370                                                      372
5/15/06
Australian Gas Light Co., 6.40%,                                     3,210                                                    3,312
4/15/08 (e)
Bank of America Commercial Mortgage,                                 1,144                                                    1,144
Inc., Series 2001-PB1, Class A1, 4.91%,
5/11/35
Bank of America Commercial Mortgage,                                 3,377                                                    3,245
Inc., Series 2004-1, Class A1, 3.16%,
11/10/39
Bank of America Mortgage Securities,                                 3,989                                                    3,882
4.16%, 7/25/34 (d)
Bank of New York, 2.20%, 5/12/06                                     6,050                                                    5,975
Bank One Issuance Trust, Series                                        810                                                      777
2004-A1, Class A1, 3.45%, 10/17/11
Bear Stearns Commercial Mortgage                                     2,124                                                    2,194
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Cos., Inc., Series                                      1,833                                                    1,827
2003-AC7, Class A2, 5.25%, 1/25/34
Capital One Auto Finance Trust, 3.44%,                               3,990                                                    3,959
 6/15/09
Centerpoint Energy, 6.50%, 2/1/08                                    1,600                                                    1,643
Chase Mortgage Finance Corp., 5.24%,                                 4,000                                                    3,993
12/31/49
CNH Equipment Trust, 4.02%,                                          2,060                                                    2,037
4/15/09
Comcast Cable, 7.63%, 4/15/08                                        1,550                                                    1,636
Cooper Cameron Corp., 2.65%,                                           780                                                      752
4/15/07
Countrywide Alternative Loan Trust,                                  3,185                                                    3,145
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34
Countrywide Financial, 3.50%,                                        3,190                                                    3,187
12/19/05
Countrywide Home Loans, 5.10%,                                       3,338                                                    3,280
4/20/35 (d)
Credit Suisse First Boston Mortgage                                    257                                                      258
Securities Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
DaimlerChrysler NA Holdings, 6.40%,                                  1,525                                                    1,538
5/15/06
DLJ Commercial Mortgage Corp., Series                                1,237                                                    1,252
 1999-CG1, Class A1A, 6.08%, 3/10/32

Ford Motor Credit Co., 6.88%, 2/1/06                                 3,210                                                    3,208
(g)
Gannett, Inc., 5.50%, 4/1/07                                         4,000                                                    4,039
General Motors Acceptance Corp.,                                     3,325                                                    3,392
Commercial Mortgage Securities, Inc.,
Series 1996-C1, 7.86%, 11/15/06 (e)
General Motors Acceptance Corp.,                                     4,000                                                    3,951
Mortgage Corp. Loan Trust, Series
2005-HE2, 4.62%, 11/25/35
General Motors Acceptance Corp.,                                     4,170                                                    4,103
Mortgage Corporation Loan Trust, 4.24%,
 10/25/33
Green Tree Financial Corp., Series                                   1,215                                                    1,223
1998-6, Class A6, 6.27%, 6/1/30
Greenwich Capital Commercial Funding                                 1,533                                                    1,504
Corp., Series 2004-GG1, Class A2,
3.84%, 6/10/36
Harborview Mortgage Loan Trust, Series                               5,730                                                    5,533
 2004-5, Class 2A6, 3.99%, 6/19/34 (d)

Harley-Davidson Motorcycle Trust,                                    1,664                                                    1,630
Series 2004-2, Class B, 2.96%, 2/15/12
Homebanc Mortgage Trust, Series                                      3,174                                                    3,190
2004-2, 4.28%, 12/25/34 (d)
Household Automotive Trust, Series                                   3,559                                                    3,529
2002-3, Class A4A, 3.44%, 5/18/09
HSBC USA, Inc., 7.00%, 11/1/06                                       3,194                                                    3,260
Hyundai Auto Receivables Trust, Series                               3,000                                                    2,939
2005-A, 4.18%, 2/15/12
IBM, Corp., 3.80%, 2/1/08                                            3,030                                                    2,966
International Lease Finance Corp.,                                   3,210                                                    3,127
3.13%, 5/3/07
iStar Financial, Inc., 4.88%, 1/15/09                                1,600                                                    1,572
John Deere Owner Trust, Series 2004-A,                               2,150                                                    2,118
 Class A3, 2.32%, 12/17/07
JP Morgan Mortgage Trust, Series                                     4,251                                                    4,192
2005-A1, 4.90%, 2/25/35
JP Morgan Mortgage Trust, Series                                     4,068                                                    3,985
2005-A1, Class 4A1, 4.79%, 2/25/35
JP Morgan Mortgage Trust, Series                                     5,730                                                    5,539
2005-A2, Class 5A1, 4.39%, 4/25/35
(d)
JP Morgan Mortgage Trust, Series                                     5,821                                                    5,789
2005-A3, 5.17%, 6/25/35
Kraft Foods, Inc., 5.25%, 6/1/07                                     1,930                                                    1,942
LB-UBS Commercial Mortgage Trust,                                    2,754                                                    2,739
Series 2002-C2, Class A1, 3.83%,
6/15/26
Long Beach Auto Receivables Trust,                                   2,875                                                    2,849
4.40%, 5/15/10
Marlin Leasing Receivables LLC,                                      3,200                                                    3,199
4.49%, 5/15/07 (e)
MBNA America Bank NA, 6.50%,                                           790                                                      799
6/20/06
MBNA America Bank NA, 4.16%,                                         2,020                                                    2,037
5/5/08 (d)
Merrill Lynch Mortgage Investors, Inc.,                                733                                                      736
Series 2003-A1, Class 2A, 4.53%,
12/25/32

Morgan Stanley Dean Witter, 8.33%,                                   3,190                                                    3,315
1/15/07
Morgan Stanley Dean Witter Capital I,                                2,460                                                    2,415
3.48%, 9/15/37
Morgan Stanley Dean Witter Capital I,                                5,680                                                    5,548
3.92%, 4/14/40
National Rural Utilities, 6.00%,                                     3,300                                                    3,325
5/15/06
Navistar Financial Corp. Owner Trust,                                3,990                                                    3,864
Series 2003-B, Class A4, 3.25%,
10/15/10
Navistar Financial Corp. Owner Trust,                                1,163                                                    1,137
Series 2003-B, Class B, 3.79%,
10/15/10
Nissan Auto Lease Trust, 3.18%,                                        830                                                      811
6/15/10
Pemex Finance, Ltd., 8.45%, 2/15/07                                    800                                                      813
Pemex Finance, Ltd., 9.69%, 8/15/09                                    648                                                      701
Protective Life US Funding, 3.70%,                                   1,590                                                    1,538
11/24/08
RAAC, Series 2005-SP1, 5.25%,                                        3,005                                                    2,973
9/25/34
Safeway, Inc., 2.50%, 11/1/05                                        1,840                                                    1,840
Sempra Energy, 6.95%, 12/1/05                                          630                                                      631
Simon Property Group LP, 7.13%,                                      2,400                                                    2,489
9/20/07
Societe Generale - New York, 7.40%,                                  2,110                                                    2,143
6/1/06
Sprint Capital Corp., 7.13%, 1/30/06                                   650                                                      654
Synovus Financial, 7.25%, 12/15/05                                   3,143                                                    3,153
Time Warner, Inc., 6.13%, 4/15/06                                    1,190                                                    1,197
UnitedHealth Group, Inc., 5.20%,                                     3,390                                                    3,395
1/17/07 (g)
Verizon Communications, 7.51%,                                       3,300                                                    3,519
4/1/09
Washington Mutual, Inc., 4.82%,                                        812                                                      808
10/25/32
Washington Mutual, Inc., Series                                      4,020                                                    3,974
2003-AR10, Class A4, 4.08%, 10/25/33
Wells Fargo & Co., 5.13%, 2/15/07                                    4,000                                                    4,008
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                       198,395
                                                                                                                            -------
FOREIGN BONDS  (0.6%)
British Telecom PLC, 7.88%,                                            650                                                      653
12/15/05
Korea Electric Power, 4.25%, 9/12/07                                   810                                                      798
(e)
Telecom Italia Capital, 4.00%,                                         650                                                      629
                                                                                                                                ---
11/15/08
TOTAL FOREIGN BONDS                                                                                                           2,080
                                                                                                                              -----
MUNICIPAL BONDS  (0.3%)
OHIO  (0.3%)
State Economic Development Revenue,                                  1,005                                                      966
                                                                                                                                ---
Ohio Enterprise, Series 3, 4.05%, 3/1/11
(e)
TOTAL MUNICIPAL BONDS                                                                                                           966
                                                                                                                                ---
U.S. GOVERNMENT AGENCIES  (25.6%)
FANNIE MAE  (5.9%)
2.63%, 11/15/06                                                      3,940                                                    3,861
3.13%, 12/15/07                                                      1,190                                                    1,153
4.65%, 12/25/12                                                      3,837                                                    3,796
4.73%, 4/1/33 (d)                                                    3,001                                                    2,967
5.21%, 9/1/34                                                        3,651                                                    3,650
5.01%, 4/1/35                                                        3,554                                                    3,543
                                                                                                                              -----
                                                                                                                             18,970
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (6.7%)
2.60%, 1/27/06 (d)                                                   4,470                                                    4,455
2.38%, 10/2/06                                                       4,490                                                    4,403
3.75%, 8/15/07                                                       3,670                                                    3,614
4.00%, 10/27/08                                                      5,220                                                    5,106
4.75%, 10/25/10                                                      3,908                                                    3,886
                                                                                                                              -----
                                                                                                                             21,464
                                                                                                                             ------
FREDDIE MAC  (6.8%)
5.00%, 2/1/07                                                          505                                                      507
2.85%, 2/23/07                                                       6,410                                                    6,271
4.88%, 3/15/07                                                       6,020                                                    6,043
4.00%, 3/1/34 (d)                                                    3,536                                                    3,447
4.77%, 7/1/35 (d)                                                    5,800                                                    5,723
                                                                                                                              -----
                                                                                                                             21,991
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (6.2%)
4.88%, 5/15/07                                                       2,060                                                    2,067
2.87%, 2/16/20                                                       5,495                                                    5,291
3.27%, 1/16/23                                                       2,896                                                    2,779
4.29%, 9/16/25                                                       3,182                                                    3,116
3.72%, 12/16/26                                                      3,542                                                    3,420
4.00%, 4/16/30                                                       3,200                                                    3,136
                                                                                                                              -----
                                                                                                                             19,809
                                                                                                                             ------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               82,234
                                                                                                                             ------

U.S. TREASURY OBLIGATIONS  (8.1%)
U.S. TREASURY INFLATION PROTECTED BONDS  (1.9%)
3.63%, 1/15/08 (g)                                                   4,800                                                    6,106
                                                                                                                              -----
U.S. TREASURY NOTES  (6.2%)
3.00%, 12/31/06 (g)                                                  8,500                                                    8,366
3.13%, 5/15/07                                                       1,010                                                      991
3.00%, 11/15/07 (g)                                                  6,410                                                    6,239
4.75%, 11/15/08 (g)                                                  4,160                                                    4,196
                                                                                                                              -----
                                                                                                                             19,792
                                                                                                                             ------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                              25,898
                                                                                                                             ------

INVESTMENTS IN AFFILIATES  (2.9%)
Fifth Third Institutional Money Market Fund                      9,465,238                                                    9,465
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               9,465
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (7.5%)
Pool of various securities for Fifth Third Funds                  $ 24,041                                                   24,041
                                                                                                                             ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        24,041
                                                                                                                             ------

TOTAL (COST $348,297) +   -   106.8%                                                                                       $343,079
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. GOVERNMENT BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                           SHARES OR PRINCIPAL
                                                                 AMOUNT                                                  VALUE
U.S. GOVERNMENT AGENCIES  (91.8%)
FANNIE MAE  (30.5%)
5.50%, 5/2/06                                                      $ 1,000                                                 $  1,005
5.25%, 6/15/06                                                       1,500                                                    1,507
6.25%, 1/25/08                                                       1,601                                                    1,630
4.00%, 9/2/08                                                        1,000                                                      980
6.38%, 6/15/09                                                       1,100                                                    1,161
6.63%, 9/15/09                                                       1,000                                                    1,066
4.62%, 4/25/10                                                         835                                                      839
4.40%, 12/25/12                                                        799                                                      794
5.00%, 7/1/18 TBA                                                    2,000                                                    1,974
5.50%, 6/1/33 TBA                                                    2,000                                                    1,974
4.31%, 1/1/35                                                        2,219                                                    2,180
3.99%, 3/25/40 (d)                                                   1,664                                                    1,645
4.08%, 8/25/44 (d)                                                   1,639                                                    1,636
                                                                                                                              -----
                                                                                                                             18,391
                                                                                                                             ------
FEDERAL FARM CREDIT BANK  (1.7%)
6.60%, 7/7/06                                                        1,000                                                    1,015
                                                                                                                              -----
FEDERAL HOME LOAN BANK  (8.5%)
3.70%, 11/14/05 **(f)                                                2,000                                                    1,998
6.09%, 6/2/06                                                        1,500                                                    1,514
4.06%, 8/25/09                                                         765                                                      746
4.84%, 1/25/12                                                         904                                                      914
                                                                                                                                ---
                                                                                                                              5,172
                                                                                                                              -----
FINANCING CORPORATION  (8.2%)
3.59%, 4/5/09 **                                                     2,000                                                    1,702
4.21%, 12/6/11 **                                                    2,000                                                    1,498
4.81%, 6/6/15 **                                                     2,000                                                    1,242
6.37%, 11/11/17 **                                                   1,000                                                      541
                                                                                                                                ---
                                                                                                                              4,983
                                                                                                                              -----
FREDDIE MAC  (21.3%)
2.75%, 3/15/08                                                       1,450                                                    1,390
5.50%, 7/15/10                                                       1,000                                                      983
6.88%, 9/15/10                                                       2,000                                                    2,180
5.88%, 3/21/11                                                       1,000                                                    1,040
4.50%, 11/15/12                                                      1,000                                                      979
4.00%, 12/15/21                                                        681                                                      674
5.00%, 12/15/32                                                      1,060                                                    1,037
5.00%, 1/15/34                                                       1,000                                                      940
6.50%, 5/15/34 (d)                                                   1,743                                                    1,735
5.50%, 7/15/35                                                       1,977                                                    1,928
                                                                                                                              -----
                                                                                                                             12,886
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (13.7%)
3.59%, 11/16/17                                                        467                                                      453
3.96%, 9/16/21                                                         823                                                      805
3.27%, 1/16/23                                                         875                                                      840
4.39%, 5/16/23                                                         887                                                      873
4.50%, 12/16/25                                                      1,164                                                    1,163
5.50%, 2/20/31                                                       2,000                                                    2,019
5.50%, 12/20/32                                                      1,000                                                      983
5.50%, 11/20/33                                                      1,000                                                      986
0.98%, 6/17/45                                                       2,958                                                      178
                                                                                                                                ---

                                                                                                                              8,300
                                                                                                                              -----

SMALL BUSINESS ADMINISTRATION  (6.1%)
4.94%, 8/10/15 (f)                                                   3,700                                                    3,665
                                                                                                                              -----
TENNESSEE VALLEY AUTHORITY  (1.8%)
6.79%, 5/23/12                                                       1,000                                                    1,106
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               55,518
                                                                                                                             ------

U.S. TREASURY OBLIGATIONS  (8.0%)
U.S. TREASURY INFLATION PROTECTED BONDS  (3.3%)
1.63%, 1/15/15                                                       2,000                                                    1,996
                                                                                                                              -----
U.S. TREASURY NOTES  (4.7%)
5.50%, 2/15/08                                                         800                                                      819
5.63%, 5/15/08                                                       1,000                                                    1,028
4.75%, 5/15/14                                                       1,000                                                    1,013
                                                                                                                              -----
                                                                                                                              2,860
                                                                                                                              -----
TOTAL U.S. TREASURY OBLIGATIONS                                                                                               4,856
                                                                                                                              -----

INVESTMENTS IN AFFILIATES  (6.1%)
Fifth Third Institutional Government                             3,713,512                                                    3,714
Money Market Fund                                                                                                             -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               3,714
                                                                                                                              -----


TOTAL (COST $64,938) +   -   105.9%                                                                                         $64,088
                                                                                                                            =======

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                  VALUE
MUNICIPAL BONDS  (98.0%)
ARIZONA  (2.3%)
Greater Arizona Development Authority,                             $ 1,070                                                 $  1,158
                                                                                                                           --------
6.00%, 8/1/13, (Callable 8/1/08 @ 102)

CALIFORNIA  (5.5%)
Cal Poly Pomona Foundation, Inc.,                                      265                                                      289
5.50%, 2/1/20, (Callable 2/1/11 @ 101)
La Canada University School District,                                1,000                                                    1,093
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)
Placentia -Yorba Linda Union School                                  1,000                                                    1,086
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @ 100)
Sacramento County Sanitation Financing                                 250                                                      277
                                                                                                                                ---
 Authority, 6.00%, 12/1/15, (Callable
12/1/10 @ 101)
                                                                                                                              2,745
COLORADO  (12.9%)
Boulder Sales and Use Tax, Series A,                                 2,000                                                    2,201
6.00%, 12/15/18, (Callable 12/15/09 @
101)
Denver City & County Airport Revenue,                                1,020                                                    1,061
 5.00%, 11/15/08
Douglas County School District No.1,                                 1,000                                                    1,130
GO, 5.75%, 12/15/21, (Callable 12/15/14
@ 100)
E-470 Public Highway Authority                                       1,000                                                    1,050
Revenue, Series C, 6.00%, 9/1/07
University of Colorado, Enterprise                                   1,000                                                    1,040
                                                                                                                              -----
System Revenue, 5.00%, 6/1/25,
(Callable 6/1/15 @ 100)
                                                                                                                              6,482
                                                                                                                              -----
FLORIDA  (1.1%)
Jupiter, Community Center Project,                                     500                                                      572
                                                                                                                                ---
5.50%, 7/1/21
IDAHO  (2.2%)
University of Idaho, 5.00%, 4/1/18,                                  1,055                                                    1,118
                                                                                                                              -----
(Callable 4/1/15 @ 100)
ILLINOIS  (8.1%)
Chicago Metropolitan Water                                             500                                                      608
Reclamation District-Greater Chicago,
Capital Improvements GO, 7.25%,
12/1/12
Chicago Single Family Mortgage                                         195                                                      195
Revenue, Series A, (AMT), 4.70%,
10/1/17, (Callable 4/1/09 @ 102)
Development Finance Authority,                                       1,700                                                    1,927
Elmhurst Community School, 6.38%,
1/1/17, (Prerefunded 1/1/11 @ 100)
State GO, 5.88%, 10/1/17, (Callable                                    300                                                      324
1/1/09 @ 100)
State Sales Tax Revenue, 5.00%,                                      1,000                                                    1,041
6/15/08                                                                                                                       -----
                                                                                                                              4,095
IOWA  (4.7%)                                                                                                                  -----
Finance Authority, Private College                                   2,055                                                    2,362
                                                                                                                              -----
Revenue, Drake University Project,
6.50%, 12/1/11
KENTUCKY  (0.7%)
Fayette County School District Finance                                 370                                                      372
                                                                                                                                ---
Corp., 4.00%, 4/1/13
MAINE  (3.4%)
Housing Authority Management, Series                                 1,690                                                    1,690
                                                                                                                              -----
F-2 (AMT), 2.55%, 11/15/05
MASSACHUSETTS  (1.0%)
Boston Economic Development &                                          500                                                      517
                                                                                                                                ---
Industrial Corp., 4.50%, 6/1/30, (Callable
 6/1/10 @ 100)
MICHIGAN  (18.1%)
Grand Ledge Public School District,                                  1,000                                                    1,047
5.00%, 5/1/22, (Callable 5/1/15 @ 100)
Higher Education Student Loan                                        1,000                                                    1,037
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Hospital Financial Authority Revenue,                                1,200                                                    1,200
Crittenton Hospital, Series A, 2.77%,
3/1/14 (d)
Kent Hospital Financial Authority                                    2,125                                                    2,341
Revenue, Spectrum Health, Series A,
5.50%, 1/15/13, (Prerefunded 7/15/11 @
101)
Kent, Hospital Financial Authority                                     375                                                      396
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11
State Hospital Financial Authority                                     500                                                      518
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13
Strategic Fund, Hope Network Project,                                1,000                                                    1,052
Series B, 5.13%, 9/1/13, (Callable 9/1/08
@ 102)
University of Michigan Hospital                                      1,500                                                    1,500
                                                                                                                              -----
Revenue, 2.70%, 12/1/35 (d)
                                                                                                                              9,091
                                                                                                                              -----
MINNESOTA  (5.0%)
Becker Independent School District No.                               1,000                                                    1,093
726, 6.00%, 2/1/21, (Callable 2/1/10 @
100)
St. Paul, Housing & Redevelopment                                      500                                                      481
Authority Revenue, Smith Avenue Transit
 Center, 3.50%, 6/1/12, (Callable 6/1/10
@100)
State Housing Finance Agency,                                        1,000                                                      943
                                                                                                                                ---
Residential Housing, (AMT), 3.40%,
7/1/12
                                                                                                                              2,517
                                                                                                                              -----
MISSOURI  (5.2%)
Greene County School District, 6.20%,                                2,400                                                    2,640
3/1/18, (Callable 3/1/10 @ 100)                                                                                               -----

NEBRASKA  (3.2%)
Omaha Series A, GO, 6.50%, 12/1/13                                   1,365                                                    1,614
                                                                                                                              -----
NEW MEXICO  (2.1%)
Mortgage Financial Authority, Single                                 1,000                                                    1,068
                                                                                                                              -----
Family Mortgage, (AMT), 3.50%,
7/1/36
NEW YORK  (5.2%)
Environmental Facilities Corp., Solid                                  500                                                      498
Waste Disposition Revenue, Series A,
2.90%, 5/1/12
Thruway Authority, Series 1997 B,                                    1,000                                                    1,041
6.00%, 4/1/07
Tollway Authority Highway & Bridge                                   1,000                                                    1,064
Trust Fund, 5.00%, 4/1/19                                                                                                     -----

                                                                                                                              2,603
                                                                                                                              -----
NORTH DAKOTA  (2.3%)
State Water Commission, 4.25%,                                       1,130                                                    1,148
                                                                                                                              -----
8/1/15
OKLAHOMA  (2.1%)
Tulsa International Airport (AMT),                                   1,000                                                    1,060
                                                                                                                              -----
5.50%, 6/1/10
OREGON  (5.1%)
Clackamas County School District No.                                 1,420                                                    1,523
086, 5.00%, 6/15/16
Sunrise Water Authority Revenue,                                     1,000                                                    1,069
5.25%, 3/1/24, (Callable 3/1/14 @ 100)                                                                                        -----
                                                                                                                              2,592
                                                                                                                              -----
PENNSYLVANIA  (3.4%)
Higher Educational Facilities Authority                                500                                                      512
Revenue, Health System, Series A,
5.00%, 8/15/07
Lehigh Northampton Airport (AMT),                                    1,175                                                    1,208
5.00%, 1/1/19, (Callable 1/1/15 @ 100)                                                                                        -----
                                                                                                                              1,720
                                                                                                                              -----
PUERTO RICO  (2.1%)
Public Building Authority Revenue,                                   1,000                                                    1,081
                                                                                                                              -----
Series I, 5.50%, 7/1/23, (Callable 7/1/14
@ 100)
TEXAS  (2.3%)
Tomball Hospital Authority Revenue,                                    250                                                      250
4.00%, 7/1/06
Travis County GO, 5.75%, 3/1/17,                                       815                                                      890
(Prerefunded 3/1/10 @ 100)                                                                                                      ---
                                                                                                                              1,140
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                        49,385
                                                                                                                             ------

MONEY MARKETS  (0.7%)
AIM Tax Free Money Market Fund                                         102                                                       -#
Dreyfus Tax Exempt Money Market                                    277,064                                                      278
Fund
Goldman Sachs Financial Tax Free                                       346                                                       -#
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund                         51,061                                                       51
                                                                                                                                 --
TOTAL MONEY MARKETS                                                                                                             329
                                                                                                                                ---


TOTAL (COST $47,929) +   -   98.7%                                                                                          $49,714
                                                                                                                            =======

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                    AMOUNT                                                  VALUE
MUNICIPAL BONDS  (97.7%)
ALABAMA  (1.7%)
Mobile County, Refunding &                                         $ 3,080                                                 $  3,353
                                                                                                                              -----
Improvements Warrants, 5.25%, 8/1/17,
(Callable 8/1/14 @ 100)
ALASKA  (0.4%)
State Housing Finance Corp., Housing                                   745                                                      723
                                                                                                                                ---
Development, Series A (AMT), 2.35%,
12/1/07
ARIZONA  (4.9%)
Glendale Water & Sewer Revenue,                                      1,040                                                    1,071
5.00%, 7/1/07
Mesa Street & Highway Revenue,                                       1,000                                                    1,145
6.25%, 7/1/12
Mesa Street & Highway Revenue,                                       1,000                                                    1,136
6.25%, 7/1/13, (Prerefunded 7/1/11 @
100)
Pima County Community College                                          670                                                      690
District Revenue, 5.00%, 7/1/07
Pima County University School District,                              1,050                                                    1,137
 No. 012 Sunnyside, GO, 5.75%, 7/1/12, (Prerefunded 7/1/09 @ 100)
Tempe Performing Arts Center, Excise                                 2,000                                                    2,175
Tax Revenue, 5.25%, 7/1/17, (Callable
7/1/14 @ 100)
Tucson Street & Highway, User                                        2,000                                                    2,381
                                                                                                                              -----
Revenue, Junior Lien, Series 1994-E,
6.75%, 7/1/13                                                                                                                 9,735
                                                                                                                              -----
CALIFORNIA  (3.1%)
La Canada Unified School District,                                   1,400                                                    1,522
Election 2004, Series A, GO, 5.38%,
8/1/21, (Callable 8/1/14 @ 100)
La Canada University School District,                                  375                                                      410
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)
Orange County, Series A, Refunding                                   3,000                                                    3,338
Recovery, 6.00%, 6/1/10
Placentia -Yorba Linda Union School                                    775                                                      842
                                                                                                                                ---
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @ 100)
                                                                                                                              6,112
COLORADO  (6.0%)                                                                                                              -----
Denver City & County Airport Revenue,                                1,000                                                    1,041
 Series B, (AMT), 5.50%, 11/15/07

Denver City & County Airport Revenue,                                1,000                                                    1,019
 Series D, (AMT), 5.00%, 11/15/06

Denver City & County Airport Revenue,                                2,655                                                    2,736
 Series D, (AMT), 5.00%, 11/15/07

El Paso County School District No.                                   1,150                                                    1,303
038, GO, 6.38%, 12/1/16, (Prerefunded
12/1/10 @ 100)
El Paso County School District No.                                   1,005                                                    1,139
038, GO, 6.38%, 12/1/18, (Prerefunded
12/1/10 @ 100)
Housing & Finance Authority, Single                                      5                                                        5
Family Program, Series C-3, 4.70%,
10/1/22, (Callable 10/1/09 @ 102)
Larimer County School District No. R1,                               2,000                                                    2,156
 GO, 5.50%, 12/15/09
Regional Transportation District, 2.30%,                             1,000                                                      984
 12/1/22
Summitt County School District No.                                   1,465                                                    1,631
                                                                                                                              -----
RE1, GO, 5.75%, 12/1/12, (Callable
12/1/11 @ 100)
                                                                                                                             12,014
                                                                                                                             ------
CONNECTICUT  (0.8%)
New Haven, Series B, GO, 5.75%,                                      1,500                                                    1,635
                                                                                                                              -----
11/1/09
FLORIDA  (1.1%)
Lakeland Electric & Water Revenue,                                   2,000                                                    2,099
                                                                                                                              -----
ETM, 5.90%, 10/1/07
HAWAII  (1.6%)
Airport Systems Revenue, Series B                                    2,000                                                    2,333
(AMT), 8.00%, 7/1/10
Highway Revenue, 5.50%, 7/1/10                                         765                                                      831
                                                                                                                                ---
                                                                                                                              3,164
                                                                                                                              -----
ILLINOIS  (3.3%)
Chicago Metropolitan Water                                           3,000                                                    3,278
Reclamation District, Capital
Improvement, ETM, GO, 5.50%,
12/1/10
Development Financial Authority                                        125                                                      127
Revenue, DePaul University, Series C,
5.00%, 10/1/06
Development Financial Authority                                        200                                                      205
Revenue, DePaul University, Series C,
5.00%, 10/1/07
Educational Facilities Authority, Art                                1,000                                                      988
Institute, 4.13%, 3/1/30
Financial Authority Gas Supply                                       1,000                                                      989
Revenue, Peoples Gas Light & Coke Co.,
 4.30%, 6/1/35
State, GO, 5.25%, 2/1/09                                             1,000                                                    1,058
                                                                                                                              -----
                                                                                                                              6,645
                                                                                                                              -----
INDIANA  (5.8%)
Fort Wayne International Airport                                     1,615                                                    1,677
Building Corp. Revenue, (AMT), 5.00%,
7/1/12
Fort Wayne International Airport                                     1,695                                                    1,752
Building Corp. Revenue, (AMT), 5.00%,
7/1/13
Michigan City Independent School                                     1,400                                                    1,475
Building Corp., 5.00%, 7/5/09
Municipal Power Supply Agency                                        2,000                                                    2,184
System Revenue, Series B, 5.88%,
1/1/10
Municipal Power Supply Agency                                        3,000                                                    3,400
System Revenue, Series B, 6.00%,
1/1/13
Tippecanoe County Independent                                        1,000                                                    1,014
                                                                                                                              -----
Elementary School Building Corp.,
5.10%, 7/15/06
                                                                                                                             11,502
                                                                                                                             ------
IOWA  (0.1%)
Iowa State University, Science &                                       140                                                      141
                                                                                                                                ---
Technology Revenue, 3.75%, 7/1/10
KENTUCKY  (0.1%)
Housing Corp., 3.45%, 1/1/10                                           275                                                      273
                                                                                                                                ---
MAINE  (0.3%)
Housing Authority Management, Series                                   500                                                      500
                                                                                                                                ---
F-2 (AMT), 2.55%, 11/15/05
MASSACHUSETTS  (1.3%)
Boston Economic Development &                                        1,000                                                    1,034
Industrial Corp., 4.50%, 6/1/30, (Callable
 6/1/10 @ 100)
State Development Finance Agency                                     1,525                                                    1,509
                                                                                                                              -----
Revenue, Chelsea Homes, (AMT), 2.90%,
 12/15/06
                                                                                                                              2,543
                                                                                                                              -----
MICHIGAN  (26.9%)
Battle Creek Downtown Development                                    2,215                                                    2,307
Authority, 6.00%, 5/1/07
Brighton Township Sanitation and                                     1,105                                                    1,118
Sewer Drainage, 4.00%, 10/1/13
Brighton Township Sanitation and                                     1,135                                                    1,137
Sewer Drainage, 4.00%, 10/1/14
Building Authority Revenue, 5.00%,                                   1,500                                                    1,593
10/15/29
Building Authority Revenue, Police                                     350                                                      387
Communications, 5.50%, 10/1/12
Certificate of Participation, Series A,                              2,000                                                    2,113
5.00%, 9/1/31
Comprehensive Transportation, 5.50%,                                   950                                                    1,038
5/15/11
Detroit, GO, (AMT), 5.50%, 4/1/08                                    1,195                                                    1,251
Grand Rapids & Kent County Joint                                       565                                                      599
Building Authority, GO, 5.50%,
10/1/08
Grand Rapids Water Supply, 5.00%,                                    1,000                                                    1,037
1/1/08
Higher Education Facilites Authority                                   765                                                      795
Revenue, Kalamazoo College Project,
5.25%, 12/1/07
Higher Education Facilities Authority                                  250                                                      255
Revenue, Hope College Project, 4.50%,
10/1/07
Higher Education Facilities Authority                                  590                                                      603
Revenue, Hope College Project, 4.80%,
10/1/10, (Callable 10/1/09 @ 100)
Higher Education Facilities Authority,                                 200                                                      206
Hope College Project, 4.70%, 10/1/09
Higher Education Student Loan                                        3,885                                                    3,986
Authority Revenue, Series XII-Q, (AMT),
 5.05%, 9/1/08
Higher Education Student Loan                                        1,000                                                    1,030
Authority Revenue, Series XII-W, (AMT),
 4.60%, 9/1/08
Higher Education Student Loan                                        1,800                                                    1,866
Authority Revenue, Series XII-W, (AMT),
 4.75%, 3/1/09
Higher Education Student Loan                                        4,225                                                    4,368
Authority Revenue, Series XII-W,
(AMT), 5.20%, 9/1/08
Higher Education Student Loan                                        1,000                                                      992
Authority Revenue, Series XVII-I,
(AMT), 3.95%, 3/1/11
Hospital Finance Authority, 4.35%,                                     500                                                      504
3/1/09
Hospital Financial Authority Revenue,                                1,900                                                    1,900
Crittenton Hospital, Series A, 2.77%,
3/1/14 (d)
Hospital Financial Authority Revenue,                                1,125                                                    1,176
Edward W. Sparrow Group, 5.25%,
11/15/08
Hospital Financial Authority Revenue,                                1,165                                                    1,228
Edward W. Sparrow Hospital, 5.25%,
11/15/09
Hospital Financial Authority Revenue,                                  505                                                      531
Holland Community Hospital, Series A,
5.00%, 1/1/15, (Callable 1/1/14 @ 100)
Kent Hospital Financial Authority,                                   1,075                                                    1,123
Revenue, Spectrum Health, Series A,
5.25%, 1/15/09
Kent, Hospital Financial Authority                                   1,900                                                    2,009
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11
Montague Public School District, GO,                                 1,005                                                    1,096
5.50%, 5/1/12, (Callable 11/1/11 @
100)
Muskegon Water System, Series A,                                       340                                                      364
5.25%, 11/1/09
State Hospital Financial Authority                                   1,005                                                    1,042
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13
State Housing Development Authority,                                   320                                                      320
Multi-Family Revenue, 4.15%, 4/20/11
State Housing Development Authority,                                   175                                                      175
Multi-Family Revenue, 4.40%, 4/20/13
State Housing Development Authority,                                   660                                                      653
Series A, (AMT), 3.95%, 12/1/12
Strategic Fund, Limited Obligation                                   1,000                                                    1,028
Revenue, Hope Network Project, Series B,
 4.80%, 9/1/08
Strategic Fund, Limited Obligation                                   1,415                                                    1,392
Revenue, International Project, 3.00%,
8/1/07
Strategic Fund, Limited Obligation                                   2,240                                                    2,308
Revenue, International Project, 4.75%,
8/1/11
Strategic Fund, Limited Obligation                                     820                                                      854
Revenue, International Project, 5.00%,
8/1/13

Strategic Fund, Limited Obligation                                   1,000                                                      999
Revenue, Solid Waste Disposal, 3.15%,
12/1/13
Trunk Line, Series A, 5.25%, 11/1/13                                   600                                                      655
University of Michigan Hospital                                      4,130                                                    4,312
Revenue, 5.00%, 12/1/08
University of Michigan, Medical Service                                500                                                      500
Plan, Series A-1, 2.70%, 12/1/21 (d)

University of Michigan, Series A-2,                                  1,500                                                    1,500
2.70%, 12/1/24 (d)
Wyandotte Electric Revenue, (AMT),                                     600                                                      631
5.00%, 10/1/13
Wyandotte Electric Revenue, (AMT),                                     600                                                      605
                                                                                                                                ---
4.50%, 10/1/14
                                                                                                                             53,586
                                                                                                                             ------
MINNESOTA  (2.8%)
Elk River, Independent School District                               1,985                                                    1,948
No. 728, Series C, 4.00%, 2/1/17
Housing Finance Agency, 4.55%,                                       1,305                                                    1,310
7/1/12, (Callable 7/1/11 @ 100)
St. Paul, Housing & Redevelopment                                    2,000                                                    1,923
Authority Revenue, Smith Avenue Transit
 Center, 3.50%, 6/1/12, (Callable 6/1/10
@100)
State Housing Finance Agency,                                          385                                                      363
                                                                                                                                ---
Residential Housing, (AMT), 3.40%,
7/1/12
                                                                                                                              5,544
                                                                                                                              -----
MISSISSIPPI  (0.3%)
Series A, GO, 5.25%, 12/1/07                                           500                                                      519
                                                                                                                                ---
MISSOURI  (1.2%)
Brentwood Tax Increment Revenue,                                       245                                                      244
Brentwood Square Project, 4.13%,
5/1/11
Clay County Public School District No.                               2,000                                                    2,205
                                                                                                                              -----
53, Liberty Direct Deposit Program, GO,
6.25%, 3/1/17, (Callable 3/1/10 @ 100)
                                                                                                                              2,449
                                                                                                                              -----
NEBRASKA  (0.6%)
Financial Authority Single Family                                      240                                                      237
Housing, Series C, 3.75%, 9/1/11
Financial Authority Single Family                                      150                                                      148
Housing, Series C, 3.85%, 3/1/12
Investment Financial Authority, Single                                 365                                                      361
Family Housing Revenue, Series D,
(AMT), 4.10%, 9/1/10
Investment Financial Authority, Single                                 520                                                      518
                                                                                                                                ---
Family Housing Revenue, Series D,
(AMT), 4.25%, 9/1/11
                                                                                                                              1,264
                                                                                                                              -----
NEVADA  (0.2%)
Douglas County, Solid Waste Disposal,                                  100                                                      100
3.00%, 12/1/06
Douglas County, Solid Waste Disposal,                                  100                                                       99
3.00%, 12/1/07
Douglas County, Solid Waste Disposal,                                  100                                                      100
3.50%, 12/1/08

Douglas County, Solid Waste Disposal,                                  100                                                      100
                                                                                                                                ---
3.75%, 12/1/09

                                                                                                                                399
NEW JERSEY  (2.7%)
Ocean County Utilities Authority,                                    2,500                                                    2,580
Wastewater, Refunding, 6.00%, 1/1/07
Turnpike Authority Revenue, Series A,                                  575                                                      652
6.00%, 1/1/13
Turnpike Authority Revenue, Series A,                                1,925                                                    2,193
                                                                                                                              -----
ETM, 6.00%, 1/1/13
                                                                                                                              5,425
                                                                                                                              -----
NEW MEXICO  (1.3%)
Mortgage Financial Authority, Single                                 1,000                                                      998
Family Mortgage, (AMT), 4.05%,
7/1/26
Mortgage Financial Authority, Single                                 1,000                                                    1,067
Family Mortgage, (AMT), 3.50%,
7/1/36
Taos County Gross Receipts Tax                                         565                                                      530
                                                                                                                                ---
Revenue, County Educational
Improvements, 3.88%, 10/1/11
                                                                                                                              2,595
                                                                                                                              -----
NEW YORK  (1.8%)
Environmental Facilties Corp., Solid                                 2,000                                                    1,993
Waste Disposition Revenue, Series A,
2.90%, 5/1/12
Tollway Authority Highway & Bridge                                   1,500                                                    1,618
                                                                                                                              -----
Trust Fund, 5.00%, 4/1/15
                                                                                                                              3,611
                                                                                                                              -----
NORTH DAKOTA  (0.6%)
Department of Transportation, Grant &                                  500                                                      491
Revenue Anticipation Bonds, 3.50%,
6/1/12
Department of Transportation, Grant &                                  500                                                      492
Revenue Anticipation Bonds, 3.63%,
6/1/13
State Water Commission, 4.00%,                                         220                                                      220
                                                                                                                                ---
8/1/14
                                                                                                                              1,203
                                                                                                                              -----
OHIO  (2.3%)
Economic Development Revenue,                                          500                                                      487
(AMT), 4.08%, 6/1/13
Higher Educational Facilities Revenue,                                 645                                                      634
Ohio Northern University Project, 3.88%,
5/1/13
Housing Financial Agency Mortgage                                    1,000                                                      984
Revenue, (AMT), 3.55%, 3/1/10
Housing Financial Agency Mortgage                                    1,000                                                      989
Revenue, (AMT), 3.70%, 3/1/11
Housing Financial Agency Mortgage                                      500                                                      491
Revenue, (AMT), 4.00%, 3/1/14
State Higher Education Facility                                        500                                                      505
Revenue, John Carroll University, 4.00%,
 11/15/09
Summit County, GO, 6.00%, 12/1/09                                      400                                                      438
                                                                                                                                ---
                                                                                                                              4,528
                                                                                                                              -----
PENNSYLVANIA  (5.7%)
Chartiers Valley Joint School, ETM,                                  4,110                                                    4,273
6.15%, 3/1/07
Chichester School District, 4.00%,                                     490                                                      495
3/15/13
Clarion County, Industrial Development                               2,000                                                    1,966
Authority, Water Facilities Revenue,
(AMT), 3.60%, 12/1/32
Higher Educational Facilities Authority,                               250                                                      239
Widener University, 3.60%, 7/15/11
Higher Educational Facilities Authority,                               405                                                      387
Widener University, 3.75%, 7/15/12
Higher Educational Facilities Authority,                               430                                                      410
Widener University, 3.85%, 7/15/13
Housing Finance Agency, 4.50%,                                       1,195                                                    1,219
10/1/09
Philadelphia Authority for Industrial                                2,400                                                    2,400
                                                                                                                              -----
Development Revenues, Newcourtland
Elderly Services Project, 1.82%, 3/1/27
(d)
                                                                                                                             11,389
                                                                                                                             ------
PUERTO RICO  (5.0%)
Commonwealth, Refunding Series A,                                    3,000                                                    3,131
5.00%, 7/1/30
Public Building Authority Revenue,                                   2,000                                                    2,163
Series I, 5.50%, 7/1/23, (Callable 7/1/14
@ 100)
Public Buildings Authority Revenue,                                  2,000                                                    2,035
Refunding, Government Facilities, Series
K, 4.50%, 7/1/22
Public Finance Corp., Commonwealth                                   2,500                                                    2,706
                                                                                                                              -----
Appropriations, Series A, 5.75%, 8/1/27
                                                                                                                             10,035
                                                                                                                             ------
RHODE ISLAND  (1.4%)
Depositors Economic Protection Corp.,                                2,535                                                    2,824
                                                                                                                              -----
Series A, ETM, 5.88%, 8/1/11
SOUTH CAROLINA  (0.5%)
Anderson County School District No.                                    890                                                      981
                                                                                                                                ---
002, Series B, GO, 6.00%, 3/1/13,
(Callable 3/1/10 @ 101)
TENNESSEE  (3.3%)
Housing Development Agency, Series A,                                1,100                                                    1,099
 4.00%, 7/1/10
Metropolitan Nashville Airport                                       2,570                                                    2,702
Authority Revenue, (AMT), 5.38%,
7/1/14, (Callable 7/1/08 @ 102)
Shelby County, Health Educational &                                  1,000                                                    1,004
Housing Facilities Board, 4.00%, 9/1/06 (e)
Shelby County, Health Educational &                                  1,795                                                    1,859
                                                                                                                              -----
Housing Facilities Board, 5.00%, 9/1/24 (e)
                                                                                                                              6,664
                                                                                                                              -----
TEXAS  (2.8%)
Cypress-Fairbanks Independent School                                 1,500                                                    1,583
District, 5.00%, 2/15/22
Dallas Waterworks & Sewer Systems                                    1,000                                                    1,066
Revenue, 5.25%, 10/1/09
Hidalgo County Health Services,                                        250                                                      250
Mission Hospital, Inc. Project, 4.00%,
8/15/06
Huffman Independent School District,                                   100                                                      101
GO, 7.00%, 2/15/06
Huffman Independent School District,                                   160                                                      168
GO, 7.00%, 2/15/07
Municipal Power Agency Revenue,                                        500                                                      503
4.00%, 9/1/12
Series A, GO, 6.00%, 10/1/08                                         1,600                                                    1,717
Tomball Hospital Authority Revenue,                                    250                                                      250
                                                                                                                                ---
4.00%, 7/1/06
                                                                                                                              5,638
                                                                                                                              -----
UTAH  (0.8%)
Housing Corp., Single Family Mortgage                                  680                                                      669
 Revenue, Series A, Class I, (AMT),
2.00%, 7/1/06
Housing Corp., Single Family Mortgage                                  880                                                      862
                                                                                                                                ---
 Revenue, Series A, Class I, (AMT),
2.35%, 7/1/07
                                                                                                                              1,531
                                                                                                                              -----
VIRGINIA  (1.1%)
Richmond, GO, 5.38%, 7/15/13,                                        2,000                                                    2,201
                                                                                                                              -----
(Prerefunded 7/15/11 @ 101)
WASHINGTON  (5.9%)
Energy Northwest, Electric Revenue,                                  4,040                                                    4,332
Columbia General Station, Series F,
5.25%, 7/1/16
Grant County Public Utility District No.                             2,485                                                    2,644
 002, Electric Revenue, 5.00%, 1/1/11
King County School District No. 415,                                 2,000                                                    2,183
Kent, Series A, GO, 5.55%, 12/1/11
Motor Vehicle Fuel Tax, R-92D, 6.25%,                                1,000                                                    1,054
 9/1/07
Port Tacoma, Series A, GO, (AMT),                                    1,010                                                    1,040
4.90%, 12/1/07
Yakima County, GO, 5.25%, 12/1/16,                                     425                                                      454
                                                                                                                                ---
(Callable 12/1/12 @ 100)
                                                                                                                             11,707
                                                                                                                             ------
TOTAL MUNICIPAL BONDS                                                                                                       194,532
                                                                                                                            -------

MONEY MARKETS  (0.1%)
AIM Tax Free Money Market Fund                                         102                                                        -#
Dreyfus Tax Exempt Money Market                                     36,842                                                       37
Fund
Goldman Sachs Financial Tax Free                                       100                                                        -#
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund                        106,674                                                      107
                                                                                                                                ---
TOTAL MONEY MARKETS                                                                                                             144
                                                                                                                                ---


TOTAL (COST $190,450) +   -   97.8%                                                                                        $194,676
                                                                                                                           ========

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                    AMOUNT                                                  VALUE
MUNICIPAL BONDS  (98.1%)
OHIO  (93.6%)
Akron Bath Copley Joint Township                                   $ 1,000                                                 $  1,056
Hospital District, Summa Health System
Revenue, Series A, 5.25%, 11/15/16,
(Callable 11/15/14 @ 100)
American Municipal Power - Ohio, Inc.,                               1,825                                                    1,967
5.25%, 1/1/11
Beavercreek Local School District,                                   1,500                                                    1,800
6.60%, 12/1/15
Berea, GO, 5.13%, 12/1/13                                            1,215                                                    1,270
Building Authority, 5.25%, 10/1/10,                                  2,410                                                    2,562
(Callable 4/1/09 @ 101)
Butler County Hospital Facilities                                    2,000                                                    1,949
Revenue, 4.75%, 11/15/18, (Callable
11/15/08 @ 101)
Butler County Transportation                                         2,000                                                    2,151
Improvement District,  Series A, 6.00%,
4/1/12, (Callable 4/1/08 @ 102)
Cincinnati City School District,                                     3,000                                                    3,272
Classroom Facilities Construction &
Improvements, 5.25%, 12/1/14, (Callable
12/1/13 @ 100)
Cleveland Public Power System                                        4,900                                                    5,099
Revenue, 5.25%, 11/15/16, (Callable
11/15/06 @ 102)
Cleveland Stadium Project, 5.25%,                                    4,110                                                    4,347
11/15/11, (Callable 11/15/07 @ 102)
Cleveland, GO, 5.25%, 12/1/17                                        1,125                                                    1,223
Cleveland, Non Tax Revenue, Cleveland                                1,225                                                    1,312
 Stadium Project, 5.00%, 12/1/15

Cleveland-Cuyahoga County, Port                                      1,100                                                    1,111
Authority Revenue, Dev-Rita Project,
4.00%, 11/15/10
Cuyahoga County Hospital Revenue,                                    2,245                                                    2,378
5.50%, 2/15/09
Cuyahoga County Jail Facilities, GO,                                 3,000                                                    3,288
5.25%, 10/1/13
Dayton, City School District, School                                 5,820                                                    6,166
Facilities Construction & Improvement,
Series D, 5.00%, 12/1/16, (Callable
6/1/13 @ 100)
Dayton-Montgomery County Port                                        1,060                                                    1,063
Authority, Development-Parking Garage
Project, Series A, 5.00%, 11/15/17
Economic Development Revenue,                                          350                                                      345
3.50%, 12/1/07
Economic Development Revenue,                                          815                                                      813
4.40%, 12/1/12
Erie County Hospital  Facilities                                       400                                                      408
Revenue, 5.00%, 8/15/08

Erie County Hospital Facilities Revenue,                               250                                                      266
 5.50%, 8/15/12
Euclid City School District, GO, 5.13%,                              1,500                                                    1,532
 12/1/11, (Callable 12/1/05 @ 102)

Franklin County Development Revenue,                                 2,270                                                    2,413
5.50%, 10/1/12, (Callable 10/1/09 @
101)
Franklin County, Online Computer                                     2,270                                                    2,362
Library Center, 5.00%, 4/15/10
Franklin County, Trinity Health, 5.00%,                                475                                                      504
 6/1/13
Greater Cleveland Regional Transit                                   1,455                                                    1,558
Authority, 5.38%, 12/1/11, (Callable
12/1/08 @ 101)
Hamilton County Hospital Facilities                                  1,000                                                    1,050
Revenue, 5.20%, 12/1/13, (Callable
12/1/07 @ 101)
Hamilton County Hospital Facilities                                  1,500                                                    1,500
Revenue, Children's Hospital Medical
Center, 2.60%, 5/15/28 (d)
Hamilton County Hospital Facilities                                  1,510                                                    1,561
Revenue, Cincinnati Children's Hospital,
Series J, 4.50%, 5/15/14
Hamilton County Hospital Facilities,                                 2,670                                                    2,842
Revenue, 5.25%, 5/15/11, (Callable
11/15/08 @ 101)
Hamilton County Sewer System                                         1,000                                                    1,022
Revenue, Series A, 5.60%, 12/1/08,
(Callable 12/1/05 @ 102)
Higher Education, Capital Facilities                                 2,695                                                    2,817
Revenue, Series II-A, 5.50%, 12/1/07
Higher Education, Case Western                                       6,500                                                    7,520
Reserve, 6.25%, 7/1/14
Higher Education, Dennison University                                1,000                                                    1,099
Project, 5.50%, 11/1/12, (Callable
11/1/11@ 101)
Higher Education, John Carroll                                       1,435                                                    1,539
University, 5.25%, 11/15/14, (Callable
11/15/13 @ 100)
Higher Education, John Carroll                                       1,490                                                    1,596
University, 5.25%, 11/15/15, (Callable
11/15/13 @ 100)
Higher Educational Facilities Revenue,                                 475                                                      470
Ohio Northern University Project, 3.50%,
5/1/10
Hilliard School District, 5.50%,                                     2,780                                                    2,953
12/1/08
Housing Authority, 4.63%, 9/1/31,                                    1,405                                                    1,417
(Callable 1/1/11 @ 100)
Housing Finance Agency, (AMT),                                         340                                                      339
3.95%, 9/1/08
Housing Finance Agency, (AMT),                                         580                                                      575
4.15%, 9/1/09
Housing Finance Agency, (AMT),                                         220                                                      219
4.35%, 9/1/10
Housing Finance Agency, (AMT),                                         755                                                      723
3.65%, 9/1/11
Housing Finance Agency, (AMT),                                         220                                                      221
4.55%, 9/1/11
Housing Finance Agency, (AMT),                                       1,120                                                    1,106
3.30%, 9/1/30
Housing Finance Agency, Mortgage                                     1,000                                                      984
Revenue, (AMT), 3.90%, 3/1/13
Knox County Hospital Facilities                                      1,150                                                    1,179
Revenue, 4.70%, 6/1/08
Knox County Hospital Facilities                                      6,250                                                    6,554
Revenue, 5.00%, 6/1/12
Lucas County, 6.65%, 12/1/12                                           145                                                      145
Mental Health Capital Facilities, Series                             2,135                                                    2,291
II-A, 5.00%, 6/1/13
Montgomery County Catholic Health                                    2,750                                                    3,031
Initiatives, Series A, 6.00%, 12/1/26
Montgomery County Solid Waste                                        3,000                                                    3,068
Revenue, 5.40%, 11/1/08, (Callable
11/1/05 @ 102)
Municipal Electric Generation Agency,                                3,575                                                    3,830
Refunding, Joint Venture, 5-CTFS Ben
Int, 5.00%, 2/15/14
North Olmstead, 6.20%, 12/1/11                                       3,000                                                    3,399
Sidney Construction, 4.90%, 11/1/07                                    530                                                      534
State Schools, 5.00%, 6/15/13                                        1,000                                                    1,077
State Solid Waste Revenue, Ohio Water                                3,000                                                    3,055
Development Authority, (AMT), 4.85%, 11/1/22
State Solid Waste Revenue,                                           3,470                                                    3,366
Republic Services Project, (AMT), 4.25%,
4/1/33
Toledo-Lucas County, Port Authority                                  1,110                                                    1,135
Special Assessment Revenue, Crocker
Park Public Improvement Project, 5.00%,
12/1/09
Toledo-Lucas County, Port Authority                                  1,155                                                    1,182
Special Assessment Revenue, Crocker
Park Public Improvements Project,
5.00%, 12/1/08
University of Cincinnati, 5.00%,                                       300                                                      319
6/1/10
University of Cincinnati, 5.50%,                                     2,000                                                    2,142
6/1/09
Water Development Authority, Pollution                               1,000                                                    1,050
Control Facilities Revenue, 5.25%,                                                                                            -----
12/1/08, (Callable 12/1/07 @ 101)

                                                                                                                            121,125
                                                                                                                            -------
PUERTO RICO  (4.5%)
Commonwealth, Refunding Series A,                                    3,000                                                    3,131
5.00%, 7/1/30
Public Buildings Authority Revenue,                                  1,000                                                    1,018
Refunding, Government Facilities, Series
K, 4.50%, 7/1/22
Public Finance Corp., Commonwealth                                   1,500                                                    1,624
                                                                                                                              -----
Appropriations, Series A, 5.75%, 8/1/27
                                                                                                                              5,773
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       126,898
                                                                                                                            -------

MONEY MARKETS  (0.6%)
Goldman Sachs Financial Tax Free                                   832,743                                                      833
                                                                                                                                ---

Money Market Fund
TOTAL MONEY MARKETS                                                                                                             833
                                                                                                                                ---


TOTAL (COST $125,416) +  -  98.7%                                                                                          $127,731
                                                                                                                           ========

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                  VALUE
MUNICIPAL BONDS  (99.3%)
MICHIGAN  (96.5%)
Ann Arbor Water Supply Systems,                                      $ 880                                                 $    932
5.00%, 2/1/10
Avondale School District, UTGO,                                        800                                                      848
5.00%, 5/1/10
Birmingham City School District,                                     1,905                                                    2,030
5.00%, 11/1/10
Building Authority Revenue, 5.00%,                                   1,000                                                    1,062
10/15/29
Building Authority Revenue, Facilities                               2,000                                                    2,093
Program, Series III, 5.00%, 10/15/08
Central Michigan University, 5.00%,                                  1,605                                                    1,700
10/1/09
Certificate of Participation, Series A,                              1,000                                                    1,056
5.00%, 9/1/31
Clarkston Schools, 4.00%, 5/1/12                                       200                                                      202
Comprehensive Transportation, Series                                 3,000                                                    3,186
A, 5.25%, 5/15/09
Detroit City School District, Building &                             1,000                                                    1,041
 Site Improvements, Series A, 5.00%,
5/1/08
Detroit Convention Facilities, 5.00%,                                2,000                                                    2,095
9/30/08
Detroit, GO, 6.00%, 4/1/06                                             750                                                      759
Dexter Community School District, GO,                                1,730                                                    1,808
 6.25%, 5/1/07
Ferndale, UTGO, 4.50%, 4/1/10                                        1,190                                                    1,240
Forest Hills Public Schools, GO,                                     2,785                                                    2,951
5.25%, 5/1/09
Frankenmuth School District, UTGO,                                     125                                                      127
5.50%, 5/1/06
Grand Rapids & Kent County Joint                                       605                                                      651
Building Authority, GO, 5.50%,
10/1/09
Grand Rapids & Kent County Joint                                       535                                                      558
Building Authority, UTGO, 5.50%,
10/1/07
Higher Education Facilities Authority                                  320                                                      329
Revenue, Hope College Project, 4.60%,
10/1/08
Higher Education Facilities Authority                                  590                                                      591
Revenue, Kalamazoo College Project,
5.25%, 12/1/05
Higher Education Facilities Authority                                  725                                                      741
Revenue, Kalamazoo College Project,
5.25%, 12/1/06
Higher Education Facility Authority -                                1,265                                                    1,284
Thomas M. Cooley Law School, 4.75%,
5/1/07
Higher Education Student Loan                                        2,525                                                    2,564
Authority Revenue, (AMT), 5.00%,
3/1/07

Higher Education Student Loan                                        1,000                                                    1,030
Authority Revenue, Series XII-W (AMT),
 4.60%, 9/1/08
Higher Education Student Loan                                          200                                                      207
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Higher Education Student Loan                                        1,000                                                      990
Authority Revenue, Series XVII-I (AMT),
 3.65%, 3/1/10
Hospital Finance Authority Revenue,                                    730                                                      730
Oakwood Obligated Group, 5.00%,
11/1/05
Hospital Finance Authority, Bay                                      1,855                                                    1,884
Medical Center, Series A, 5.38%, 7/1/06

Hospital Financial Authority Revenue,                                  200                                                      200
Hospital Crittenton, Series A, 3.50%,
3/1/06
Hospital Financial Authority Revenue,                                  200                                                      200
Hospital Crittenton, Series A, 3.85%,
3/1/07
Hospital Financial Authority Revenue,                                  300                                                      302
Hospital Crittenton, Series A, 4.15%,
3/1/08
Hospital Financial Authority Revenue,                                  405                                                      407
McLaren Health Care, Series C, 4.00%,
8/1/08
Hospital Financial Authority Revenue,                                1,055                                                    1,056
Sparrow Obligation Group, 5.00%,
11/15/05
Hospital Financial Authority Revenue,                                  735                                                      744
Sparrow Obligation Group, 5.00%,
11/15/06
Housing Development Authority,                                          70                                                       70
(AMT), Series B, 3.25%, 12/1/05
Housing Development Authority,                                         175                                                      175
(AMT), Series B, 3.55%, 12/1/06
Housing Development Authority,                                         215                                                      215
(AMT), Series B, 3.85%, 12/1/07
Housing Development Authority,                                         305                                                      304
(AMT), Series B, 4.13%, 12/1/08
Housing Development Authority,                                         355                                                      354
(AMT), Series B, 4.35%, 12/1/09
Housing Development Authority,                                         455                                                      455
(AMT), Series B, 4.55%, 12/1/10
Housing Development Authority,                                         485                                                      490
(AMT), Series B, 4.65%, 12/1/11
Housing Development Authority,                                         930                                                      938
Parkway Meadows Project, 3.50%,
10/15/08
Housing Development Authority,                                         710                                                      713
Parkway Meadows Project, 3.50%,
10/15/09
Kalamazoo Hospital Finance Authority                                   750                                                      789
Revenue, Bronson Methodist Hospital,
5.50%, 5/15/08
Kalamazoo Hospital Finance Authority                                   500                                                      523
Revenue, Bronson Methodist Hospital,
5.00%, 10/15/08
Kent, Hospital Finance Authority                                       430                                                      445
Revenue, Spectrum Health, 5.25%,
1/15/08
Kent, Hospital Financial Authority                                     600                                                      634
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11
Municipal Bond Authority Revenue,                                    1,000                                                    1,041
Series A, 5.25%, 12/1/07
Municipal Building Authority Revenue,                                1,000                                                    1,061
Government Loan Program, Series C,
5.00%, 5/1/10
Muskegon County, Wastewater                                          1,130                                                    1,144
Management System, No. 1, (AMT),
5.00%, 7/1/06
Muskegon County, Wastewater                                          1,000                                                    1,039
Management System, No. 1, (AMT),
5.00%, 7/1/08
Novi Community School District,                                      1,000                                                    1,020
Building & Site Improvements, 4.13%,
5/1/08
Novi Community School District,                                      2,320                                                    2,431
Building & Site Improvements, 5.00%,
10/1/08
South Central Power Agency, Power                                       65                                                       65
Supply System Revenue, 5.80%,
11/1/05
South Macomb Disposal Authority                                      1,115                                                    1,167
Revenue, 5.00%, 9/1/08
State Hospital Finance Authority                                       450                                                      452
Revenue, Holland Community Hospital,
4.15%, 1/1/12
State Hospital Financial Authority                                     905                                                      940
Revenue, General Hospital Obligations
Group, 5.00%, 5/15/10
State Housing Development Authority,                                   395                                                      392
Multi-Family Revenue, 3.55%, 4/20/08
Strategic Fund, Hope Network Project,                                  615                                                      627
Series B, 4.75%, 9/1/07
Strategic Fund, Limited Obligation                                   2,000                                                    1,965
Revenue, Consumers Energy Company
Project, 3.38%, 6/15/10
Strategic Fund, Limited Obligation                                   1,000                                                      999
Revenue, Solid Waste Disposal, 3.15%,
12/1/13
Trunk Line, Series A, 5.50%, 11/1/07                                 1,025                                                    1,071
Trunk Line, Series A, 5.25%, 11/1/09                                 1,000                                                    1,067
University of Michigan Hospital                                      2,000                                                    2,087
Revenue, 5.00%, 12/1/08
University of Michigan Hospital                                        510                                                      537
Revenue, 5.00%, 12/1/09
University of Michigan, Series A-2,                                    200                                                      200
2.70%, 12/1/24 (d)
Warren Building Authority, 3.70%,                                      225                                                      226
11/1/09
Wayne Charter, Airport Revenue, Series                               2,000                                                    2,044
D, 5.25%, 12/1/06
Wayne County Airport Authority,                                      1,000                                                    1,048
5.00%, 12/1/09
Wayne County Community College,                                      1,000                                                    1,064
5.25%, 7/1/09
Wayne-Westland Community Schools,                                    1,000                                                    1,063
5.00%, 5/1/10
Wyandotte City School District, 4.00%,                                 810                                                      819
 5/1/13
Wyandotte,  Electric Revenue, (AMT),                                   600                                                      616
4.50%, 10/1/11
Wyandotte, Electric Revenue, (AMT),                                    600                                                      631
5.00%, 10/1/12
Zeeland, Water System Revenue,                                         245                                                      247
(AMT), 4.00%, 10/1/06
Zeeland, Water System Revenue,                                         255                                                      256
(AMT), 4.00%, 10/1/07
Zeeland, Water System Revenue,                                         270                                                      271
(AMT), 4.00%, 10/1/08
Zeeland, Water System Revenue,                                         280                                                      280
(AMT), 4.00%, 10/1/09                                                                                                           ---
                                                                                                                             71,573
                                                                                                                             ------
PUERTO RICO  (2.8%)
Public Buildings Authority Revenue,                                  1,000                                                    1,018
Refunding, Government Facilities, Series
K, 4.50%, 7/1/22
Public Finance Corp., Commonwealth                                   1,000                                                    1,083
Appropriations, Series A, 5.75%, 8/1/27                                                                                       -----
                                                                                                                              2,101
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                        73,674
                                                                                                                             ------
MONEY MARKETS  (0.4%)
AIM Tax Free Money Market Fund                                         171                                                       -#
Dreyfus Tax Exempt Money Market                                      5,482                                                        5
Fund
Goldman Sachs Financial Tax Free                                     3,578                                                        4
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund                        285,025                                                      285
                                                                                                                                ---
TOTAL MONEY MARKETS                                                                                                             294
                                                                                                                                ---


TOTAL (COST $74,211) +   -   99.7%                                                                                          $73,968
                                                                                                                            =======

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2005      (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*    Non-income producing security.                         The following abbreviations are used in these Schedules
**   Rate represents the effective yield at purchase.       of Portfolio Investments:
#    Market value is less than five hundred dollars.
+    Represents cost for financial reporting purposes.

(a)  Part of this security has been deposited as initial    ADR- American Depositary Receipt
     margin on open futures contracts.                      AMT- Alternative Minimum Tax
(b)  Affiliate.                                             CBTCS - Convertible Bond Transferable Custodial Security
(c)  Dollar value included in the security description      ETM - Escrowed to Maturity
     indicated represents expected per share annual         GO - General Obligation
     dividend.                                              TBA - To be announced
(d)  Variable rate security. Rate presented represents      TRAINS - Targeted Return Index Security
     rate in effect at October 31, 2005. Maturity date      UTGO -  Unlimited Tax General Obligation
     represents actual maturity date.                       W/I - When Issued
(e)  Rule 144A, Section 4(2) or other security which is
     restricted as to resale to institutional investors.
     The Fund's advisor has deemed this security to
     be liquid based upon procedures approved
     by the Board of Trustees.
(f)  All or part of this security has been deposited
     as collateral for TBA security.
(g)  All or part of this security was on loan at
     October 31, 2005.
(h)  Investment is in Institutional Shares of
     underlying fund.
(i)  Common Stock.
(j)  The Fund's securities were fair valued at
     October 31, 2005 using procedures
     approved by the Board of Trustees.



                                                              Cost of
                                                            Investments              Gross                 Gross      Net Unrealized
                                                            for Federal           Unrealized            Unrealized     Appreciation/
                                                            Tax Purposes         Appreciation          Depreciation   (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                        $ 173,427              $ 45,064             $ (2,778)         $ 42,286
Mid Cap Growth Fund                                            357,238               102,894               (8,332)           94,562
Quality Growth Fund                                            871,937               146,194              (17,198)          128,996
Large Cap Core Fund                                            197,833                20,588               (9,232)           11,356
Equity Index Fund                                              261,735               218,671              (19,892)          198,779
Balanced Fund                                                  126,173                 9,702               (1,439)            8,263
Micro Cap Value Fund                                           133,383                37,152               (7,629)           29,523
Small Cap Value Fund                                           149,305                12,875               (3,640)            9,235
Multi Cap Value Fund                                           291,047                93,895               (6,061)           87,834
Disciplined Large Cap Value Fund                               552,594               121,837              (16,058)          105,779
LifeModel Aggressive FundSM                                    118,144                21,077                 (520)           20,557
LifeModel Moderately Aggressive FundSM                         255,835                36,517               (2,436)           34,081
LifeModel Moderate FundSM                                      456,421                33,671               (8,403)           25,268
LifeModel Moderately Conservative FundSM                        95,807                 9,293               (2,038)            7,255
LifeModel Conservative FundSM                                   57,539                 2,399               (1,493)              906
Strategic Income Fund                                          165,051                 7,815               (4,625)            3,190
Dividend Growth Fund                                            22,224                   396                 (531)             (135)
Technology Fund                                                 57,275                 1,927                 (716)            1,211
International Equity Fund                                      420,480                56,622              (46,169)           10,453
Bond Fund                                                      369,282                   871               (4,458)           (3,587)
Intermediate Bond Fund                                         577,665                 2,305              (15,912)          (13,607)
Short Term Bond Fund                                           352,742                    22               (9,685)           (9,663)
U.S. Government Bond Fund                                       64,940                   138                 (990)             (852)
Municipal Bond Fund                                             47,903                 1,997                 (186)            1,811
Intermediate Municipal Bond Fund                               190,402                 5,496               (1,222)            4,274
Ohio Municipal Bond Fund                                       125,220                 3,304                 (793)            2,511
Michigan Municipal Bond Fund                                    74,201                   377                 (610)             (233)

THE TABLE BELOW REFLECTS THE BALANCED FUND'S ACTIVITES IN WRITTEN OPTIONS, ALL OF WHICH WERE FOR PURPOSES OF EARNING ADDITONAL INCOME DURING THE PERIOD. NO OTHER FUNDS ENGAGED IN WRITTEN OPTION CONTRACTS DURING THE PERIOD ENDED OCTOBER 31, 2005.

                                         Balance at       Options      Options      Balance at
                                        July 31, 2005     written      expired    October 31, 2005
                                        ----------------------------------------------------------
NUMBER OF CONTRACTS
Balanced Fund                                   34            -          (34)              -

PREMIUMS ($000)
Balanced Fund                                  $ 8          $ -         $ (8)            $ -

Open futures contracts as of October 31, 2005
(Amounts in thousands except contract amount)

                                                                                       Unrealized
                         Number of                                                    Appreciation/
                         Contracts   Contract Type                   Notional Amount  (Depreciation) Market Value
                         ----------  ------------------------------- ---------------  -------------- -------------
Large Cap Core Fund             15   Standard & Poor's 500, 12/15/05        $ 4,547          $ (10)       $ 4,537
                         ==========                                  ===============  =============  =============

Equity Index Fund               38   Standard & Poor's 500, 12/15/05        $11,754          $(261)       $11,493
                         ==========                                  ===============  =============  =============

International Equity Fund       78   CAC40, 12/16/05                        $ 4,202          $ (54)       $ 4,148
                                 2   DAX, 12/16/05                              299             (4)           295
                                36   FTSE 100, 12/16/05                       3,337             54          3,391
                                 9   HANG SENG, 11/29/05                        837             (2)           835
                               101   TOPIX, 12/8/05                          12,014            569         12,583
                         ----------                                  ---------------  -------------  -------------
                               226                                          $20,689          $ 563        $21,252
                         ==========                                  ===============  =============  =============

As of October 31, 2005, the following Funds had securities on loan with the following market values and collateral amounts:

                                                                                                       Average
                                                                                  Market Value          Loan
                                                              Open Collateral       of Loaned        Outstanding
                                            Cash Collateral     Commitments        Securities      during the year
                                            ----------------------------------------------------------------------
Small Cap Growth Fund                           $ 37,360         $    (31)           $ 37,994          $ 44,361
Mid Cap Growth Fund                               71,521             (364)             72,736            74,956
Quality Growth Fund                              161,496          (10,438)            164,239           181,112
Large Cap Core Fund                               21,243              927              21,604            19,207
Equity Index Fund                                 55,577              724              56,521            52,038
Balanced Fund                                      8,844               44               8,995             9,806
Micro Cap Value Fund                              17,511              718              17,808            17,225
Small Cap Value Fund                              28,499             (403)             28,983            31,608
Multi Cap Value Fund                              47,358           (1,447)             48,163            49,594
Disciplined Large Cap Value Fund                  58,833            6,044              59,833            61,446
Strategic Income Fund                              8,123             (161)              8,261             8,432
Dividend Growth Fund                                 542                -                 551               584
Technology Fund                                   12,154             (732)             12,361             9,166
International Equity Fund                         18,609            1,993              18,925            14,749
Bond Fund                                         12,998              (38)             13,219            14,375
Intermediate Bond Fund                            12,922             (123)             13,142            20,965
Short Term Bond Fund                              24,041               (1)             24,450            25,752

The cash collateral received by the Fifth Third Funds at October 31, 2005, was pooled and invested in the following:

SECURITY TYPE                   SECURITY NAME                             VALUE            RATE             MATURITY DATE
-------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit          Bayerische Landesbank NY                  $ 25,000         4.05%            10/24/06
Floating Rate Security          American Express Credit Co.                 27,000         3.93%             3/16/06
Floating Rate Security          Bank of New York, Co., Inc.                 40,000         3.91%            10/10/06
Floating Rate Security          General Electric Capital Corp.               7,702         4.04%              1/9/06
Floating Rate Security          Goldman Sachs Group, Inc.                   17,000         3.99%             1/13/06
Floating Rate Security          HSBC Finance Corp.                          35,000         4.02%            11/24/06
Floating Rate Security          IBM Corp.                                   35,000         3.91%              1/9/06
Floating Rate Security          Morgan Stanley                              10,000         3.85%             10/3/06
Floating Rate Security          Morgan Stanley                               5,000         3.85%             10/3/06
Floating Rate Security          Morgan Stanley                              25,000         3.89%             10/4/06
Floating Rate Security          Florida Heart Group                          8,865         4.07%              4/1/14
Floating Rate Security          Guiding Light Church                        11,000         4.07%              3/1/25
Floating Rate Security          Abbey National Treasury Service             25,003         4.19%             1/13/06
Floating Rate Security          Abbey National Treasury Service             15,002         4.19%             1/13/06
Floating Rate Security          Credit Suisse First Boston                   5,000         3.80%             12/8/05
Floating Rate Security          General Electric Capital Corp.               6,003         3.91%              2/3/06
Floating Rate Security          General Electric Capital Corp.               5,003         3.95%              2/6/06
Floating Rate Security          Merrill Lynch & Co., Inc.                   29,009         3.94%             3/17/06
Floating Rate Security          Merrill Lynch & Co., Inc.                    8,360         3.79%             11/4/05
Floating Rate Security          Proctor & Gamble Co.                        25,000         3.79%             7/10/06
Floating Rate Security          Wal-Mart Stores, Inc.                       39,987         3.73%             3/16/06
Master Note                     Bear, Stearns & Co.                         25,000         4.24%             11/1/05
Repurchase Agreement            Barclays Capital Markets                    96,284         4.02%             11/1/05
Repurchase Agreement            UBS Investment Bank                        100,000         4.02%             11/1/05


International Equity Foreign Currency Contracts as of October 31, 2005:



                   CONTRACT
                    AMOUNT                                          UNREALIZED
                    (LOCAL        CONTRACT VALUE  CONTRACT VALUE   APPRECIATION/
DELIVERY DATE      CURRENCY)         U.S. DOLLAR   U.S. DOLLAR    (DEPRECIATION)
-------------  -----------------------------------------------------------------

AUSTRALIAN DOLLAR
----------------------------
Long Contracts
  11/17/05            4,383            3,351          3,274              (77)
  11/17/05            4,412            3,315          3,296              (19)
BRISTISH POUND STERLING
----------------------------
Short Contracts
  11/17/05               60              111            107                4
Long Contracts
  11/17/05            4,806            8,664          8,505             (159)
EURO
----------------------------
Short Contracts
  12/15/05            1,055            1,301          1,266               34
  12/15/05            1,302            1,606          1,564               42
  12/15/05            1,570            1,936          1,886               50
  11/17/05            8,311            9,920          9,968              (48)
  11/17/05              665              795            798               (3)
Long Contracts
  11/17/05           10,211           12,798         12,246             (552)
  12/15/05            3,643            4,489          4,376             (113)
  12/15/05            1,961            2,418          2,355              (63)
  12/15/05              833            1,026          1,001              (25)
  11/17/05            4,715            5,650          5,655                5
  11/17/05            7,876            9,575          9,446             (129)
  11/17/05            3,437            4,144          4,122              (22)
HONG KONG DOLLAR
----------------------------
Short Contracts
  11/17/05           80,669           10,385         10,405              (21)
Long Contracts
  11/17/05           25,720            3,315          3,318                3
  11/17/05            1,899              245            245                -^
JAPANESE YEN
----------------------------
Short Contracts
  11/17/05          612,841            5,621          5,276              345
  11/17/05          514,966            4,738          4,433              305
  12/15/05        1,547,623           14,103         13,368              735
  12/15/05        1,066,989            9,718          9,216              502
  12/15/05          861,123            7,850          7,438              412
  12/15/05          465,462            4,241          4,021              220
  11/17/05          368,895            3,280          3,176              104
  11/17/05          110,236              978            949               29
  11/17/05          436,267            3,837          3,756               81
  1/20/06           694,454            6,066          6,025               41
Long Contracts
  11/17/05          405,000            3,679          3,486             (193)
  12/15/05        1,352,172           12,328         11,680             (648)
  12/15/05          271,843            2,480          2,348             (132)
  12/15/05          611,136            5,574          5,279             (295)
  12/15/05        2,049,696           18,716         17,705           (1,011)
  11/17/05          632,012            5,497          5,441              (56)
SINGAPORE DOLLAR
----------------------------
Short Contracts
  11/17/05            5,951            3,592          3,517               75
Long Contracts
  11/17/05            1,608              950            950                -^

-------------
^ Represents fewer than five hundered dollars.

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2005, were as follows:

                                                                  Large
                                     Small Cap  Mid Cap  Quality   Cap    Equity
                                      Growth    Growth   Growth   Core     Index
                                       Fund      Fund     Fund    Fund     Fund
                                     -------------------------------------------
Advertising                              1.2        -         -        -    0.2
Aerospace/Defense                        1.0      1.0       2.6      3.1    1.9
Agriculture                                -        -         -      0.6    1.7
Airlines                                   -        -         -        -    0.1
Apparel                                    -      4.0       1.6        -    0.4
Auto Manufacturers                         -        -         -        -    0.4
Auto Parts & Equipment                   2.0        -         -      0.5    0.2
Banks                                    2.2        -       2.9      4.8    6.2
Beverages                                  -        -       0.9      2.2    2.2
Biotechnology                            0.8        -       2.9      0.7    1.2
Building Materials                         -        -         -      0.6    0.2
Cash Equivalents                        20.6     18.8      19.2     11.3   13.7
Chemicals                                  -        -         -      0.7    1.4
Commercial Services                      5.0      6.3       2.6      1.5    0.9
Computers                                3.4      4.9       4.6      4.4    3.9
Cosmetics/Personal Care                    -        -       2.1      1.9    2.3
Distribution/Wholesale                   2.2      4.9         -       -^    0.1
Diversified Financial Service            1.4      2.0       5.2      8.0    8.0
Electric                                 0.9        -         -      3.2    3.2
Electrical Components & Equipment        2.4        -       1.7      0.1    0.3
Electronics                              3.3      5.2       1.6      0.8    0.5
Engineering & Construction               0.8        -         -        -     -^
Entertainment                            1.6      1.6         -        -    0.1
Environmental Control                      -      1.1         -      0.4    0.2
Food                                     1.4        -       1.5      3.5    1.6
Forest Products & Paper                    -        -         -      0.7    0.5
Gas                                        -        -         -        -    0.2
Hand/Machine Tools                         -        -         -        -    0.1
Healthcare-Products                     11.5      9.1       5.7      4.1    3.5
Healthcare-Services                      4.1      2.1       3.3      0.9    1.9
Home Builders                            1.6      3.6         -        -    0.3
Home Furnishings                           -      0.8         -        -    0.1
Household Products/Wares                 2.2        -         -      0.1    0.2
Housewares                                 -        -         -      0.3    0.1
Insurance                                1.4      1.7       2.5      8.3    4.9
Internet                                 7.1      3.3         -      0.6    1.1
Investment Companies                     3.1      5.3       1.4      2.4    2.7
Iron/Steel                               1.0        -         -      0.1    0.1
Leisure Time                               -        -         -      0.4    0.4
Lodging                                    -      3.3       5.6      0.8    0.4
Machinery-Construction & Mining          1.4      2.2         -        -    0.3
Machinery-Diversified                      -        -       3.1      0.3    0.3
Media                                      -        -         -      2.5    3.2
Mining                                     -        -         -      0.8    0.5
Miscellaneous Manufacturing                -      1.6       2.3      3.7    5.3
Office/Business Equipment                  -        -         -        -    0.2
Oil & Gas                                3.3      9.2       1.1      8.8    7.6
Oil & Gas Services                       4.4      2.2       0.8        -    1.2
Packaging & Containers                     -        -         -        -    0.1
Pharmaceuticals                          4.1      4.8       6.7      6.0    5.7
Pipelines                                  -        -         -        -    0.3
REITS                                      -        -         -        -    0.7
Retail                                   7.3      6.7      12.4      6.2    5.9
Savings & Loans                            -        -         -        -    0.6
Semiconductors                           3.3      2.8      10.1      4.1    3.0
Software                                 7.1      4.2       7.6      4.6    3.9
Telecommunications                       2.6      5.0       5.0      4.5    5.7
Textiles                                   -        -       1.9        -     -^
Toys/Games/Hobbies                       1.5        -         -      0.3    0.1
Transportation                           1.6      1.2         -      2.5    1.6
Trucking & Leasing                         -        -         -        -     -^

---------------------------
^ Amount less than 0.05%.

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2005, were as follows:

                                                                     Disciplined
                                Micro Cap   Small Cap     Multi Cap   Large Cap
                                 Value        Value         Value        Value
                                  Fund         Fund         Fund         Fund
                                ------------------------------------------------
Advertising                        0.5            -            -            -
Aerospace/Defense                    -            -          1.5          3.3
Airlines                           0.4            -            -            -
Apparel                            6.2          2.6          0.4            -
Auto Manufacturers                   -            -          0.6          2.3
Auto Parts & Equipment               -            -          1.4            -
Banks                              1.1          4.1          5.6         11.7
Beverages                            -          1.5          0.5          2.4
Biotechnology                        -            -          0.8            -
Building Materials                 2.5            -          0.7          0.9
Cash Equivalents                  12.0         21.9         14.2          9.8
Chemicals                          4.7          7.2          2.7          4.5
Commercial Services                5.7          5.2          1.0          1.3
Computers                          5.4          0.5          3.3          3.6
Distribution/Wholesale             0.7            -            -            -
Diversified Financial Services       -          4.4          7.9          6.4
Electric                             -          6.4          3.1          4.2
Electrical Components & Equipment  1.4            -            -            -
Electronics                        4.1          1.7          2.5          2.0
Engineering & Construction         0.6            -            -            -
Entertainment                      0.6            -            -            -
Environmental Control              1.0            -            -            -
Food                               3.0          5.4          6.9          7.6
Forest Products & Paper              -            -          0.4            -
Gas                                0.5          1.6            -            -
Hand/Machine Tools                 0.4            -          1.4            -
Healthcare-Products                2.7          1.4          0.3            -
Healthcare-Services                1.3          3.9          3.0          1.6
Home Furnishings                   3.1            -          1.2            -
Household Products/Wares           2.3          2.1          0.9            -
Housewares                           -            -          0.2            -
Insurance                          4.3          8.1          7.8          8.5
Internet                           3.6            -            -            -
Investment Companies               4.1          5.4          0.9          3.3
Iron/Steel                         3.4            -          0.5            -
Leisure Time                       0.6            -          0.4          1.6
Machinery-Construction & Mining      -            -            -          1.3
Machinery-Diversified              0.6          1.9          1.8          1.0
Media                                -            -          1.4          2.0
Metal Fabricate/Hardware           0.9            -            -            -
Mining                             1.3          2.5          0.7          0.6
Miscellaneous Manufacturing        2.0          0.5          4.2          2.5
Oil & Gas                            -          0.8          9.2         14.1
Oil & Gas Services                 2.7          5.9          2.6            -
Pharmaceuticals                    2.7            -          4.1          6.1
REITS                              3.2          0.5            -            -
Retail                             7.1         11.4          6.5          2.4
Savings & Loans                    1.0          1.1          0.5            -
Semiconductors                     1.6          3.2          2.0            -
Software                           1.2          0.9            -            -
Telecommunications                 4.8          3.0          6.7          4.9
Textiles                           0.3            -            -            -
Toys/Games/Hobbies                   -            -          0.6            -
Transportation                     6.5          6.7          3.3            -

---------------------------
^ Amount less than 0.05%.

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2005, were as follows:

                                              LifeModel              LifeModel
                                LifeModel    Moderately   LifeModel  Moderately
                                Aggressive   Aggressive   Moderate  Conservative
                                  FundSM        FundSM      FundSM     FundSM
                                ------------------------------------------------
Investment Companies                100.1        100.0         100.0       100.1

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2005, were as follows:

                                                                         Inter-
                                LifeModel                               national
                              Conservative    Dividend      Technology    Equity
                                   FundSM    Growth Fund       Fund        Fund
                              --------------------------------------------------
Advertising                             -              -        6.2         0.1
Aerospace/Defense                       -            5.7          -         0.4
Agriculture                             -            2.0          -         0.8
Airlines                                -              -          -         0.1
Apparel                                 -            1.2          -         0.1
Auto Manufacturers                      -              -          -         3.4
Auto Parts & Equipment                  -            2.5          -         0.6
Banks                                   -           16.7          -        17.0
Beverages                               -            7.3          -         1.0
Biotechnology                           -              -       10.7          -^
Building Materials                      -              -          -         1.4
Cash Equivalents                        -            2.5       26.4         8.7
Chemicals                               -            5.4          -         2.1
Closed-end Funds                        -              -          -         0.1
Commercial Services                     -            1.1        4.2         1.1
Computers                               -              -        4.6         0.4
Cosmetics/Personal Care                 -            4.7          -         0.6
Distribution/Wholesale                  -              -          -         1.1
Diversified Financial Services          -            1.5          -         2.1
Electric                                -              -          -         2.6
Electrical Components & Equipment       -            3.0          -         1.0
Electronics                             -              -        0.2         1.6
Engineering & Construction              -              -          -         1.3
Entertainment                           -              -          -         0.3
Environmental Control                   -              -          -          -^
Food                                    -            5.0          -         3.7
Food Service                            -              -          -         0.1
Forest Products & Paper                 -              -          -         0.4
Gas                                     -              -          -         0.6
Hand/Machine Tools                      -              -          -         0.5
Healthcare-Products                     -           11.3        5.9         0.4
Healthcare-Services                     -              -          -          -^
Holding Companies-Diversified           -              -          -         0.8
Home Builders                           -              -          -         0.4
Home Furnishings                        -              -          -         0.8
Household Products/Wares                -              -          -         0.3
Housewares                              -              -          -          -^
Insurance                               -            3.1          -         4.2
Internet                                -              -        5.3         0.3
Investment Companies                100.2            0.1        1.0         3.8
Iron/Steel                              -              -          -         0.8
Leisure Time                            -              -          -         0.1
Lodging                                 -              -          -         0.3
Machinery-Construction & Mining         -              -          -         0.3
Machinery-Diversified                   -            1.3        3.9         0.4
Media                                   -            0.8          -         1.0
Metal Fabricate/Hardware                -              -          -         0.2
Mining                                  -              -          -         2.5
Miscellaneous Manufacturing             -            4.5          -         1.5
Office Furnishings                      -              -          -          -^
Office/Business Equipment               -              -          -         0.6
Oil & Gas                               -            6.7          -         9.3
Packaging & Containers                  -              -          -         0.1
Pharmaceuticals                         -            5.0       14.0         7.0
Real Estate                             -              -          -         2.3
REITS                                   -              -          -         0.2
Retail                                  -            6.0        2.3         2.0
Semiconductors                          -              -        6.1         0.3
Shipbuilding                            -              -          -          -^
Software                                -            2.6       21.2         0.6
Sovereign                               -              -          -         0.5
Storage/Warehousing                     -              -          -          -^
Telecommunications                      -              -       14.9         7.5
Textiles                                -              -          -         0.2
Toys/Games/Hobbies                      -              -          -         0.1
Transportation                          -            2.4          -         1.7
Water                                   -              -          -         0.2

--------------------------
^ Amount less than 0.05%.

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of October 31, 2005, were as follows:

                                                                Strategic Income
                                               Balanced Fund          Fund
--------------------------------------------------------------------------------
Advertising                                           1.5                -
Aerospace/Defense                                     1.5                -
Agriculture                                             -              0.7
Auto Manufacturers                                    0.1                -
Automobile ABS                                        4.5                -
Banks                                                 7.6             16.7
Beverages                                             4.2              0.1
Cash Equivalents                                      7.5              5.0
Chemicals                                             2.9                -
Closed-end Funds                                        -              9.0
Commercial MBS                                        5.9                -
Computers                                             0.2                -
Cosmetics/Personal Care                               1.8              0.4
Credit Card ABS                                         -              0.3
Diversified Financial Services                        3.2             23.0
Electric                                              0.9              5.6
Electrical Components & Equipment                     2.0                -
Engineering & Construction                            0.7                -
FGLMC Collateral                                      1.0                -
FNMA Collateral                                       1.3                -
Food                                                    -              1.2
Forest Products & Paper                                 -              1.0
Healthcare-Products                                   3.7                -
Holding Companies-Diversified                           -              0.6
Insurance                                             6.3              6.1
Internet                                              2.8                -
Investment Companies                                  5.4              1.8
Media                                                 0.1              1.1
Miscellaneous Manufacturing                           5.6              0.2
Oil & Gas                                             3.6              1.0
Oil & Gas Services                                    3.0                -
Other ABS                                             0.8                -
Pharmaceuticals                                       4.7              0.3
Pipelines                                             0.2              0.6
Regional(state/provnc)                                  -              0.6
REITS                                                   -             15.6
Retail                                                3.8              0.6
Savings & Loans                                         -              0.5
Semiconductors                                        1.9                -
Software                                              2.2                -
Sovereign                                            13.7              6.3
Telecommunications                                    1.6              1.5
Transportation                                          -              0.3
WL Collateral CMO                                     7.2              4.0

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of October 31, 2005, were as follows:
                                                                         U.S.
                                           Intermediate  Short Term   Government
                                               Bond         Bond         Bond
                                Bond Fund      Fund         Fund         Fund
--------------------------------------------------------------------------------
Agency Collateral CMO               0.6         2.6          1.0          4.3
Agency Collateral PAC CMO             -           -          3.4            -
Agency Collateral Supp CMO            -           -            -          3.2
Auto Manufacturers                  0.2         0.9          0.5            -
Automobile ABS                      6.6         3.8          7.7            -
Banks                              10.3         7.2          5.5            -
Beverages                             -         0.2            -            -
Cash Equivalents                    4.4         2.3          7.5            -
Chemicals                             -         1.1            -            -
Commercial MBS                     10.7        15.2          7.4            -
Commercial Services                 0.7         0.2            -            -
Computers                             -         0.3          0.9            -
Construction Machinery                -           -          0.6            -
Credit Card ABS                       -         1.7          0.2            -
Development                           -           -          0.3            -
Diversified Financial Services      4.2         8.4          6.8            -
Electric                            1.0         2.6          0.7            -
FGLMC Collateral                    1.1           -            -            -
FNMA Collateral                     3.9           -            -            -
Food                                0.7           -          1.2            -
Forest Products & paper               -         0.3            -            -
Gas                                   -         0.9          1.2            -
Healthcare-Services                   -           -          1.1            -
Holding Companies-Diversified         -           -          1.2            -
Home Equity ABS                       -         1.4          1.2            -
Household Products/Wares              -         0.2            -            -
Insurance                            -^         1.8          0.5            -
Investment Companies                3.2         0.4          2.9          6.1
Media                               1.4         0.7          2.1            -
Mining                                -         0.2          0.4            -
Oil & Gas                           0.9         1.5          0.2            -
Other ABS                           4.6         2.9          1.7          6.1
Pipelines                           0.3         0.6          0.5            -
REITS                               0.5         0.5          1.3            -
Retail                              0.5           -            -            -
Savings & Loans                     1.3         1.0            -            -
Sovereign                          45.5        19.5         29.3         86.2
Telecommunications                  1.1         0.6          1.7            -
Transportation                       -^         0.2            -            -
WL Collateral CMO                  20.5        21.1         16.6            -
WL Collateral PAC                     -         1.3          1.2            -

---------------------------
^ Amount is less than 0.05%

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of October 31, 2005, were as follows:

                                            Intermediate                Michigan
                               Municipal     Municipal       Ohio      Municipal
                                  Bond          Bond       Municipal      Bond
                                  Fund          Fund       Bond Fund      Fund
--------------------------------------------------------------------------------
Airport                            6.6           6.7             -         4.2
Cash Equivalents                   0.7           0.1           0.6         0.4
Development                        4.3           7.6           2.8         2.6
Education                          4.6           1.3           2.2           -
Facilities                         2.1           4.6           6.1        10.1
General                            6.4           5.6           5.9         5.7
General Obligation                 8.0          10.8          13.6         9.2
Higher Education                  13.5           2.9          11.3         7.7
Housing                            6.2           4.3           3.2         2.2
Medical                           11.4          10.2          18.0        17.1
Multifamily Housing                  -           0.2             -         0.5
Pollution                            -           0.5           8.1         2.9
Power                                -           7.2           8.4         1.8
School District                   19.0          12.5          12.1        16.1
Single Family Housing              2.5           3.4           1.1         2.8
Student Loan                       2.1           6.2             -         6.5
Transportation                     6.3           6.8           4.5         7.2
Utilities                          0.6           5.1           0.8           -
Water                              4.4           1.8             -         2.7

FIFTH THIRD PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                              SHARES OR PRINCIPAL
                                                                    AMOUNT                                                  VALUE
CERTIFICATES OF DEPOSIT  (5.8%)
Bank of Montreal, 3.84%, 11/21/05                                 $ 25,000                                                  $25,000
Bank of Montreal, 3.80%, 1/6/06 *                                   15,000                                                   14,999
Bank of Nova Scotia, 4.02%, 9/29/06                                 10,000                                                    9,998
*
Credit Suisse First Boston, 3.94%,                                   6,500                                                    6,500
3/21/06 *
Deutsche Bank, 4.00%, 1/6/06                                        10,000                                                   10,000
Royal Bank of Scotland PLC, 3.80%,                                  15,000                                                   14,994
7/5/06 *                                                                                                                     ------

TOTAL CERTIFICATES OF DEPOSIT                                                                                                81,491
                                                                                                                             ------
COMMERCIAL PAPER  (22.3%)
Abbey National LLC, 3.80%, 11/3/05                                  15,000                                                   14,998
**
Abbey National LLC, 3.77%, 11/22/05                                 10,000                                                    9,978
**
ABN AMRO North American Financial,                                  12,000                                                   11,983
 3.92%, 11/14/05 **
American Express Credit Corp., 4.01%,                               15,000                                                   14,920
12/19/05 **
Bank of America Corp., 3.98%,                                       10,000                                                    9,947
12/19/05 **
Barclays Bank PLC, 3.72%, 11/10/05                                  10,000                                                    9,991
**
Barclays Bank PLC, 3.78%, 11/22/05                                   8,300                                                    8,282
**
Barclays Bank PLC, 3.98%, 12/20/05                                  15,000                                                   14,919
**
BNP Paribas, 3.40%, 11/2/05 **                                       5,975                                                    5,974
Credit Suisse First Boston, 3.97%,                                  15,000                                                   14,933
12/12/05 **
DEPFA Bank PLC, 3.93%, 12/14/05 **                                  10,000                                                    9,953
 (c)
DEPFA Bank PLC, 4.16%, 1/20/06 **                                   11,900                                                   11,791
(c)
DEPFA Bank PLC, 4.01%, 3/6/06 **                                     8,997                                                    8,874
(c)
Dexia Delaware LLC, 3.99%, 12/14/05                                 10,000                                                    9,953
**
General Electric Capital Corp., 3.81%,                              10,475                                                   10,460
11/15/05 **
General Electric Capital Corp., 3.99%,                               9,025                                                    8,988
12/8/05 **
Goldman Sachs Group, Inc., 4.01%,                                   10,000                                                    9,983
11/16/05 **
Morgan Stanley, 3.86%, 11/8/05 **                                   15,000                                                   14,989
Northern Trust Corp., 3.69%, 11/7/05                                10,000                                                    9,994
**
Northern Trust Corp., 3.77%, 11/22/05                                5,000                                                    4,989
**
Northern Trust Corp., 3.92%, 12/6/05                                10,000                                                    9,962
**
Rabobank Financial Corp., 3.81%,                                    20,000                                                   19,988
11/7/05 **
San Jose International Airport, 3.86%,                               7,841                                                    7,833
11/10/05 **
Societe Generale, 3.88%, 12/12/05 **                                 7,000                                                    6,969
Societe Generale, 4.18%, 2/6/06 **                                   5,500                                                    5,439
Toyota Motor Credit Corp., 3.88%,                                   10,000                                                    9,976
11/23/05 **
UBS Investment Bank, 3.75%, 11/23/05                                10,000                                                    9,977
 **
UBS Investment Bank, 3.99%, 12/22/05                                18,750                                                   18,646
 **
UBS Investment Bank, 4.15%, 1/19/06                                  7,750                                                    7,680
**                                                                                                                            -----
TOTAL COMMERCIAL PAPER                                                                                                      312,369
                                                                                                                            -------
CORPORATE BONDS  (26.9%)
American Express Credit Corp., 6.88%,                                5,000                                                    5,000
11/1/05
American Express Credit Corp., 5.50%,                                8,823                                                    8,900
9/12/06
American International Group, 2.85%,                                 9,070                                                    9,064
12/1/05
Bank of America Corp., 6.95%,                                        5,000                                                    5,059
3/20/06
Bank One Corp., 6.50%, 2/1/06                                       10,000                                                   10,070
Barclays Bank PLC, 3.88%, 6/13/06 *                                 10,000                                                    9,999
Bayerische Landesbank, 2.50%,                                        5,375                                                    5,325
4/28/06
Bear Stearns & Co., Inc., 3.98%,                                    10,000                                                   10,001
12/22/05 *
Bear Stearns & Co., Inc., 3.00%,                                    16,350                                                   16,285
3/30/06
Bear Stearns & Co., Inc., 3.93%,                                    20,000                                                   20,000
10/5/06 *
BP Capital PLC, 2.35%, 6/15/06                                       5,000                                                    4,947
Citigroup, Inc., 6.75%, 12/1/05                                     12,175                                                   12,207
Citigroup, Inc., 5.75%, 5/10/06                                     14,250                                                   14,383
Credit Suisse First Boston, 5.88%,                                  14,145                                                   14,313
8/1/06
General Electric Capital Corp., 6.80%,                              10,350                                                   10,350
11/1/05
General Electric Capital Corp., 3.91%,                              20,000                                                   20,014
2/3/06 *
General Electric Capital Franchise                                   7,500                                                    7,529
Financial, 7.88%, 11/30/05
Goldman Sachs Group, Inc., 3.98%,                                   10,000                                                   10,007
2/21/06 *
Goldman Sachs Group, Inc., 4.35%,                                   14,000                                                   14,014
4/20/06 *
Goldman Sachs Group, Inc., 3.90%,                                   10,000                                                   10,005
8/1/06 *
Household Finance Corp., 6.50%,                                     15,700                                                   15,803
1/24/06
Household Finance Corp., 3.38%,                                      6,035                                                    6,027
2/21/06
Lehman Brothers Holdings, 6.25%,                                    17,137                                                   17,324
5/15/06
Merrill Lynch & Co., 2.94%, 1/30/06                                 10,000                                                    9,974
Merrill Lynch & Co., 6.13%, 5/16/06                                  6,690                                                    6,758
Merrill Lynch & Co., 4.09%, 9/18/06                                  7,400                                                    7,416
*
Merrill Lynch & Co., 4.14%, 11/9/06                                 15,000                                                   15,000
*
Morgan Stanley, 3.89%, 11/3/06 *                                    15,000                                                   15,000
National City Bank, 4.05%, 7/26/06 *                                 9,250                                                    9,253
National City Bank, 3.94%, 8/14/06 *                                15,000                                                   15,006
SunTrust Banks, Inc., 2.50%, 5/4/06                                  4,675                                                    4,639
US Bank NA, 4.01%, 9/29/06 *                                         3,250                                                    3,249
Wells Fargo & Co., 3.86%, 3/3/06 *                                   7,100                                                    7,104
Wells Fargo & Co., 3.96%, 11/15/06 *                                25,000                                                   25,000
                                                                                                                             ------
TOTAL CORPORATE BONDS                                                                                                       375,025
                                                                                                                            -------
DEMAND NOTES  (15.9%)
Arbor Hospice, Inc., 4.08%, 10/1/26 *                                4,900                                                    4,900
(c)
Atlas Industries, Inc., 4.08%, 6/1/10,                               4,535                                                    4,535
(LOC: National City Bank) *
Beavercreek Enterprises, 4.08%, 3/2/20,                              4,235                                                    4,235
(LOC: National City Bank) *
Buckeye Corrugated, Inc., 4.10%,                                     6,075                                                    6,075
10/1/17, (LOC: Key Bank) * (c)
Capital One Funding Corp., 4.05%,                                    2,251                                                    2,251
10/1/14, (LOC: Bank One) *
Capital One Funding Corp., 4.05%,                                      913                                                      913
7/2/18, (LOC: Bank One) * (c)
Capital One Funding Corp., 4.05%,                                    1,100                                                    1,100
10/1/21, (LOC: Bank One) * (c)
Capital One Funding Corp., 4.05%,                                    6,882                                                    6,882
1/4/27, (LOC: Bank One) *
Central Michigan Inns, 4.09%, 4/1/30,                                2,010                                                    2,010
(LOC: Michigan National Bank) *
CHF-ELON LLC, 4.03%, 6/1/35 *                                        6,500                                                    6,500
Cornerstone Funding Corp., 4.10%,                                    8,360                                                    8,360
12/1/11, (LOC: SunTrust) *
Cornerstone Funding Corp., 4.10%,                                    5,750                                                    5,750
9/1/25, (LOC: SunTrust) *
GTB Properties LLC, 4.26%, 7/1/23,                                   4,265                                                    4,265
(LOC: National Australia Bank) *
Harry W. Albright, Jr., 4.17%, 5/1/21,                               5,485                                                    5,485
(LOC: National Australia Bank) *
Heart Center Medical Group, 4.08%,                                  10,230                                                   10,230
10/1/30, (LOC: National City Bank) *
HWP Co., Ltd. Project, 4.08%,                                        4,505                                                    4,505
12/3/18, (LOC: National City Bank) *
(c)
Iowa 80 Group Inc., 3.97%, 6/1/16,                                   4,400                                                    4,400
(LOC: Wells Fargo) *
Jackson 2000, 4.10%, 6/1/49, (LOC:                                   9,180                                                    9,180
KeyBank) *
Jefferson Land Development, 4.13%,                                   1,045                                                    1,045
10/1/16, (LOC: National City Bank) *
(c)

Landmark Medical LLC, 4.09%, 1/1/21,                                 8,280                                                    8,280
 (LOC: Bank One) *
Lexington Financial Services, 4.11%,                                 9,100                                                    9,100
2/1/26, (LOC: LaSalle Bank) *
Mount Carmel East Professional, 4.08%,                               1,660                                                    1,660
 1/1/14, (LOC: National City) * (c)

Mr. K Enterprises, 4.26%, 9/1/16,                                    6,150                                                    6,150
(LOC: National Australia Bank) *
New Belgium Brewery Co., 4.13%,                                      3,605                                                    3,605
7/1/15, (LOC:  KeyBank) *
Northside Christian Church, 4.09%,                                   6,830                                                    6,830
4/1/30, (LOC: Bank One) *
Park State Properties LLC, 4.02%,                                    5,500                                                    5,500
11/1/34, (LOC: US Bank) *
PCI Paper Conversions, Inc., 4.10%,                                  2,185                                                    2,185
4/1/10, (LOC: KeyBank) *
Pittsburgh Technical Institute, 4.08%,                              10,690                                                   10,690
10/1/15, (LOC: National City Bank) *
PRD Finance LLC, 4.03%, 4/1/27,                                      7,750                                                    7,750
(LOC: National City Bank) *
Precision Tool and Die, 4.08%, 3/1/10,                               3,983                                                    3,983
(LOC: National City Bank) *
Revenue Bond CTF Series Trust,                                       3,875                                                    3,875
4.57%, 6/1/24, (LOC:  AIG) *
Revenue Bond CTF Series Trust                                        2,540                                                    2,540
Castlegate 3, 4.57%, 6/1/17, (LOC: AIG)
* (c)
Royal Town Center LLC Project,                                       5,095                                                    5,095
4.10%, 10/1/47, (LOC: Comerica Bank) *
 (c)
Saint Andrew United, 4.00%, 7/1/29,                                 14,535                                                   14,535
(LOC: Wachovia Bank) *
SDK Cameron LLC, 4.08%, 10/1/35 *                                    3,275                                                    3,275
(c)
Second & Main, Ltd., 4.08%, 8/1/11,                                  3,450                                                    3,450
(LOC: National City Bank) *
Secor Realty, Inc., 4.08%, 4/1/20,                                   8,825                                                    8,825
(LOC: National City Bank) *
SGS Tool Co., 4.08%, 12/1/12, (LOC:                                  5,900                                                    5,900
Bank One) *
Sharonville Realty Enterprises, 4.09%,                               8,120                                                    8,120
4/1/20, (LOC: Bank One) * (c)
Southeastern College, 4.13%, 1/2/30,                                 6,900                                                    6,900
(LOC: Regions Financial Corp.) *
Zeigler Realty LLC, 4.17%, 9/1/26,                                   1,920                                                    1,920
(LOC: National City Bank) *                                                                                                   -----

TOTAL DEMAND NOTES                                                                                                          222,789
                                                                                                                            -------
MUNICIPAL BONDS  (17.0%)
ALASKA  (0.3%)
Four Dam Pool Electric Revenue,                                      3,770                                                    3,770
3.98%, 7/1/26 *                                                                                                               -----
ARIZONA  (0.8%)
Tempe Industrial Development                                        11,690                                                   11,690
Authority Revenue, 4.00%, 7/1/34 *                                                                                           ------
CALIFORNIA  (2.9%)
Riverside County, 4.00%, 11/1/20 *                                   7,200                                                    7,200

Sacramento County, 4.00%, 7/1/22 *                                  32,430                                                   32,430
                                                                                                                             ------
                                                                                                                             39,630
                                                                                                                             ------
COLORADO  (0.1%)
Pueblo Housing Authority Purchasing                                  1,900                                                    1,900
Revenue, 4.13%, 12/1/18 * (c)                                                                                                 -----

GEORGIA  (0.7%)
Columbus Development Authority,                                     10,125                                                   10,125
                                                                                                                             ------
Industrial Revenue, Litho-Krome Project,
4.10%, 8/1/22 *
ILLINOIS  (1.0%)
Chicago, Series B, 4.06%, 1/1/19 *                                  13,630                                                   13,630
                                                                                                                             ------
INDIANA  (0.5%)
Ball State University, 4.06%, 9/1/31 *                               7,000                                                    7,000
                                                                                                                              -----
IOWA  (0.5%)
Dallas County Industrial Development                                 6,980                                                    6,980
Revenue, Sioux City Brick & Tile,                                                                                             -----
4.09%, 9/1/21 *

KANSAS  (0.4%)
Park City Industrial Revenue, Hayes                                  5,570                                                    5,570
Co., Inc., 4.06%, 9/15/16 *                                                                                                   -----

KENTUCKY  (1.1%)
Bardstown Industrial Revenue, 4.17%,                                 7,950                                                    7,950
6/1/24 *
Webster County Industrial Revenue,                                   8,000                                                    8,000
Green River Project, 4.03%, 11/1/24 *                                                                                         -----
                                                                                                                             15,950
MICHIGAN  (1.8%)                                                                                                             ------
Commerce Charter Township,                                          20,000                                                   20,000
Downtown Development, 4.11%, 10/1/34
*
Hospital Association Financial Corp.,                                4,455                                                    4,455
4.17%, 11/1/30 *                                                                                                              -----
                                                                                                                             24,455
                                                                                                                             ------
MINNESOTA  (1.1%)
Minneapolis Taxable Pension, 3.98%,                                 15,295                                                   15,295
12/1/13 *                                                                                                                    ------

MISSISSIPPI  (0.2%)
Business Finance Corp., Industrial                                   2,900                                                    2,900
Development Revenue, Koch Freezers                                                                                            -----
LLC, 4.09%, 3/1/17 *

NEW YORK  (1.3%)
Anti-Defamation League Foundation,                                   9,900                                                    9,900
4.05%, 1/1/34 * (c)
Housing Development Corp., Multi                                     7,700                                                    7,700
Family Rental Housing Revenue, 3.95%,                                                                                         -----
6/1/33 *                                                                                                                     17,600
                                                                                                                             ------
NORTH CAROLINA  (1.6%)
Capital Facilities Financial Agency                                  5,300                                                    5,300
Revenue, Wolfpack Powers, 4.00%,
9/1/18 *
Roman Catholic Diocese, Series A,                                   17,050                                                   17,050
4.12%, 6/1/18 *                                                                                                              ------
                                                                                                                             22,350
                                                                                                                             ------
NORTH DAKOTA  (0.5%)
Ward County Health Care Facilities                                   7,400                                                    7,400
Revenue, 4.06%, 7/1/31 *                                                                                                      -----

OHIO  (0.3%)
Cleveland-Cuyahoga County, Port                                      4,500                                                    4,500
Authority Revenue, CBT Project, 4.10%,                                                                                        -----
6/1/31 *

PENNSYLVANIA  (0.2%)
Allegheny County, Industrial                                         2,700                                                    2,700
                                                                                                                              -----
Development Authority Revenue, 4.08%,
5/1/15 *
TENNESSEE  (0.6%)
Jackson Energy Authority, 4.00%,                                     8,450                                                    8,450
                                                                                                                              -----
10/1/25 *
UTAH  (0.1%)
Housing Corp., Multi Family Revenue,                                 2,061                                                    2,061
                                                                                                                              -----
4.57%, 1/1/22 *
VIRGINIA  (0.4%)
Norfolk Redevelopment and Housing                                    5,650                                                    5,650
                                                                                                                              -----
Authority Revenue, 4.00%, 8/1/13 *
WASHINGTON  (0.6%)
Housing Finance Community,                                           3,935                                                    3,935
Multifamily Revenue, Monticello Park
Project, 4.07%, 8/1/26 *
State Housing Finance Community,                                     1,610                                                    1,610
Multi Family Revenue, Eaglepointe
Apartments-B, 4.57%, 7/1/28 *
State Housing Finance Community,                                     2,175                                                    2,175
                                                                                                                              -----
Multi Family Revenue, Winterhill
Apartments- B, 4.57%, 7/1/28 *
                                                                                                                              7,720
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       237,326
                                                                                                                            -------

REPURCHASE AGREEMENTS  (12.3%)
State Street, 3.91%, 11/1/05                                         1,500                                                    1,500
(Proceeds at maturity, $1,500,
Collateralized by a U.S. Treasury
Bond, 11.25%, 2/15/15, value $1,535)
UBS Investment Bank, 4.00%,                                        170,000                                                  170,000
11/1/05                                                                                                                     -------
(Proceeds at maturity, $170,019,
Collateralized by various U.S.
Government Agency securities,
2.20%-6.00%, 12/15/05-5/18/20,
value $173,405)
TOTAL REPURCHASE AGREEMENTS                                                                                                 171,500
                                                                                                                            -------
MONEY MARKETS  (0.3%)
AIM Funds Liquid Assets Portfolio                                1,377,385                                                    1,377
Goldman Sachs Financial Square Prime                             2,903,891                                                    2,904
Obligations Fund                                                                                                              -----
TOTAL MONEY MARKETS                                                                                                           4,281


TOTAL (COST $1,404,781) (a)   -   100.5%                                                                                 $1,404,781
                                                                                                                         ==========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                    AMOUNT                                                  VALUE
CERTIFICATES OF DEPOSIT  (4.7%)
Bank of Montreal, 3.80%, 1/6/06 *                                 $ 12,000                                                 $ 11,999
Bank of Nova Scotia, 4.02%, 9/29/06                                 20,000                                                   19,996
*
Credit Suisse First Boston, Inc., 3.74%,                            13,000                                                   13,000
 11/1/05
Deutsche Bank, 4.00%, 1/6/06                                        10,000                                                   10,000
                                                                                                                             ------
TOTAL CERTIFICATES OF DEPOSIT                                                                                                54,995
                                                                                                                             ------
COMMERCIAL PAPER  (30.8%)
Abbey National LLC, 3.80%, 11/3/05                                  20,000                                                   19,997
**
Abbey National LLC, 3.77%, 11/22/05                                 15,000                                                   14,967
**
ABN AMRO North American Financial,                                  12,000                                                   11,983
 3.92%, 11/14/05 **
American Express Credit Corp., 4.01%,                               10,000                                                    9,947
12/19/05 **
Bank of America Corp., 3.98%,                                       10,000                                                    9,947
12/19/05 **
Bank of Montreal, 3.97%, 12/21/05 **                                15,000                                                   14,918
Barclays Bank PLC, 3.72%, 11/10/05                                  15,000                                                   14,986
**
Barclays Bank PLC, 3.98%, 12/20/05                                  15,000                                                   14,919
**
Bear Stearns & Co., Inc., 3.82%,                                    15,000                                                   14,998
11/2/05 **
Credit Suisse First Boston, 3.97%,                                   5,000                                                    4,978
12/12/05 **
DEPFA Bank PLC, 4.01%, 3/6/06 **                                     7,000                                                    6,904
(c)
Dexia Delaware LLC, 3.99%, 12/14/05                                  5,000                                                    4,976
**
Dexia Delaware LLC, 3.94%, 12/22/05                                  9,200                                                    9,149
**
General Electric Capital Corp., 3.84%,                              16,950                                                   16,883
12/8/05 **
General Electric Capital Corp., 3.99%,                               9,000                                                    8,962
12/9/05 **
Goldman Sachs Group, Inc., 4.01%,                                   20,000                                                   19,968
11/16/05 **
Morgan Stanley, 3.86%, 11/8/05 **                                   15,000                                                   14,989
Northern Trust Corp., 3.69%, 11/7/05                                13,000                                                   12,992
**
Northern Trust Corp., 3.77%, 11/22/05                               15,000                                                   14,967
**
Northern Trust Corp., 3.92%, 12/6/05                                10,000                                                    9,962
**
Purdue University, 3.92%, 12/5/05                                   10,250                                                   10,250
Societe Generale, 3.81%, 11/1/05 **                                  8,000                                                    8,000

Societe Generale, 3.98%, 12/2/05 **                                  7,300                                                    7,275
Societe Generale, 3.88%, 12/12/05 **                                 4,200                                                    4,182
Toyota Motor Credit Corp., 3.88%,                                   15,000                                                   14,965
11/23/05 **
UBS Investment Bank, 3.75%, 11/23/05                                10,000                                                    9,977
 **
UBS Investment Bank, 4.08%, 12/19/05                                21,297                                                   21,187
 **
UBS Investment Bank, 3.86%, 12/22/05                                 9,600                                                    9,548
 **
UBS Investment Bank, 4.15%, 1/19/06                                  5,000                                                    4,955
**
University of Michigan, 3.83%,                                       5,660                                                    5,660
12/2/05
University of Texas, 4.00%, 12/15/05                                 9,932                                                    9,932
                                                                                                                              -----
TOTAL COMMERCIAL PAPER                                                                                                      357,323
                                                                                                                            -------

CORPORATE BONDS  (25.2%)
American Express Credit Corp., 5.50%,                                7,000                                                    7,061
9/12/06
American International Group, 2.85%,                                11,405                                                   11,396
12/1/05
Bank of America Corp., 7.13%,                                        8,503                                                    8,688
9/15/06
Bank One Corp., 6.50%, 2/1/06                                       18,250                                                   18,383
Barclays Bank PLC, 3.88%, 6/13/06 *                                 15,000                                                   14,998
Bear Stearns & Co., Inc., 3.98%,                                     5,000                                                    5,001
12/22/05 *
Bear Stearns & Co., Inc., 3.00%,                                    10,000                                                    9,962
3/30/06
Bear Stearns & Co., Inc., 3.93%,                                    15,000                                                   15,000
10/5/06 *
BP Capital PLC, 2.35%, 6/15/06                                       5,000                                                    4,947
Citigroup, Inc., 6.75%, 12/1/05                                     29,300                                                   29,380
Citigroup, Inc., 5.75%, 5/10/06                                      7,500                                                    7,571
Credit Suisse First Boston, 5.88%,                                   7,000                                                    7,082
8/1/06
General Electric Capital Corp., 3.91%,                              15,000                                                   15,009
2/3/06 *
General Electric Capital Corp., 5.35%,                               3,937                                                    3,954
3/30/06
General Electric Capital Franchise                                   2,750                                                    2,761
Financial, 7.88%, 11/30/05
Goldman Sachs Group, Inc., 3.98%,                                    5,000                                                    5,004
2/21/06 *
Goldman Sachs Group, Inc., 4.35%,                                   16,635                                                   16,650
4/20/06 *
Goldman Sachs Group, Inc., 3.90%,                                   10,000                                                   10,005
8/1/06 *
Household Finance Corp., 6.50%,                                      2,765                                                    2,783
1/24/06
Household Finance Corp., 3.38%,                                      5,000                                                    4,994
2/21/06
Lehman Brothers Holdings, 6.25%,                                    11,900                                                   12,021
5/15/06
Lehman Brothers Holdings, 7.50%,                                     3,615                                                    3,702
9/1/06
Merrill Lynch & Co., 3.59%, 1/13/06                                  6,000                                                    6,006
*
Merrill Lynch & Co., 2.94%, 1/30/06                                  5,900                                                    5,885
Merrill Lynch & Co., 6.13%, 5/16/06                                  5,000                                                    5,055
Merrill Lynch & Co., 4.22%, 5/22/06                                 10,950                                                   10,978
*
Merrill Lynch & Co., 4.09%, 9/18/06                                  7,400                                                    7,416
*
National City Bank, 4.02%, 12/29/05                                 12,000                                                   11,999
*
National City Bank, 2.50%, 4/17/06                                  10,000                                                    9,946
U.S. Bancorp, 2.75%, 3/30/06                                         3,870                                                    3,855
US Bank NA, 3.76%, 12/5/05 *                                         3,300                                                    3,300
Wells Fargo & Co., 6.20%, 12/1/05                                    1,600                                                    1,604
Wells Fargo & Co., 3.96%, 11/15/06                                  10,000                                                   10,000
*                                                                                                                            ------
TOTAL CORPORATE BONDS                                                                                                       292,396
                                                                                                                            -------
DEMAND NOTES  (6.0%)
Capital One Funding, 4.05%, 8/2/21,                                  4,557                                                    4,557
(LOC: Bank One) *
Capital One Funding, 4.05%, 4/1/26,                                  7,871                                                    7,871
(LOC: Bank One) *
CHF-ELON LLC, 4.03%, 6/1/35 *                                        7,000                                                    7,000
Cornerstone Funding Corp., 4.10%,                                    4,519                                                    4,519
11/15/06, (LOC: SunTrust) *
Cornerstone Funding Corp., 4.10%,                                    6,700                                                    6,700
4/1/21 *
Cornerstone Funding Corp., 4.10%,                                    4,196                                                    4,196
1/1/34, (LOC: SunTrust) *
Flatrock River Lodge LP, 4.12%,                                      1,520                                                    1,520
7/1/16, (LOC: FHLB) *
Gulf Gate Apartments, 4.03%, 9/1/28,                                 2,000                                                    2,000
(LOC: Wells Fargo) * (c)
Lodge of the Wabash, 4.12%, 7/1/16,                                  1,730                                                    1,730
(LOC: FHLB) *
Metaltec Steel Abrasive, 4.14%,                                      4,760                                                    4,760
11/1/34, (LOC: Comerica Bank) *
Northport Baptist Church, 4.12%,                                     3,100                                                    3,100
9/1/24, (LOC: Regions Financial Corp.)
*
Park State Properties LLC, 4.02%,                                    5,500                                                    5,500
11/1/34, (LOC: US Bank) *
Praise Tabernacle Outreach, 4.12%,                                   3,790                                                    3,790
6/1/24, (LOC: Comerica Bank) *
Presentation School, Inc., 4.00%, 7/1/30                             5,700                                                    5,700
 *
Vancouver Clinic Building, 4.07%,                                    4,550                                                    4,550
2/1/24, (LOC: US Bank) *
White River Lodge LP, 4.12%, 7/1/16,                                 1,625                                                    1,625
(LOC: FHLB) *                                                                                                                 -----
TOTAL DEMAND NOTES                                                                                                           69,118
                                                                                                                             ------
MUNICIPAL BONDS  (21.1%)
ARKANSAS  (1.5%)
Northwest Regional Airport Authority,                               15,725                                                   15,725
Airport Revenue, Series A, 4.07%, 2/1/21
 *
Northwest Regional Airport Authority,                                1,850                                                    1,850
                                                                                                                              -----
Airport Revenue, Series B, 4.07%, 2/1/08
 *                                                                                                                           17,575
                                                                                                                             ------
CALIFORNIA  (3.3%)
Kern Water Authority Revenue, Series                                 4,800                                                    4,800
B, 4.03%, 7/1/28 *
Sacramento County, 4.00%, 7/1/22 *                                   5,000                                                    5,000
Sacramento County Housing Authority,                                 2,250                                                    2,250
Multifamily Revenue, Natomas Park
Apartments, Series B, 4.08%, 7/15/35 *
Saint Michael's Episcopal Day School,                                2,290                                                    2,290
4.10%, 7/1/28 *
San Jose Financing Authority Lease                                   8,000                                                    8,000
Revenue, Hayes Mansion, Phase B,
4.00%, 7/1/24 *
Statewide Community Development                                      5,010                                                    5,010
Authority, Multifamily Revenue, Dublin,
4.10%, 12/15/37 *
Statewide Community Development                                      5,550                                                    5,550
Authority, Multifamily Revenue, Fairway
Properties, 4.10%, 12/15/37 *
Statewide Community Development                                      3,045                                                    3,045
Authority, Multifamily Revenue, Palms
Apartments, 4.06%, 5/15/35 *
Statewide Community Development                                      1,500                                                    1,500
Authority, Multifamily Revenue, Series                                                                                        -----
X-T, 4.08%, 10/15/32 *
                                                                                                                             37,445
                                                                                                                             ------
COLORADO  (0.1%)
Denver City & County Airport Revenue,                                1,600                                                    1,600
  Series D, 4.00%, 11/15/05 *                                                                                                 -----
GEORGIA  (1.8%)
Athens-Clarke County Industrial                                      3,550                                                    3,550
Development Authority Revenue,
Leucadia Inc., Project, 4.07%, 7/1/07 *
(c)
Atlanta Urban Residential Finance                                      700                                                      700
Authority, 4.14%, 1/1/23 *
Augusta Housing Authority Multifamily                                  500                                                      500
Revenue, 4.13%, 5/15/33 *
Gwinnett County Development                                          6,300                                                    6,300
Authority, Hopewell Christian Academy,
4.00%, 12/1/21 *
Municipal Gas Authority Revenue,                                    10,175                                                   10,175
4.10%, 2/1/15 *                                                                                                              ------
                                                                                                                             21,225
                                                                                                                             ------
ILLINOIS  (1.3%)
Evanston, Maple Street Parking Facility,                             2,000                                                    2,000
 3.99%, 12/1/21 *
Financial Authority Revenue, Fairview                                1,150                                                    1,150
Obligation, Series D, 4.00%, 8/15/34 *
Financial Authority Revenue, Fariview                               12,350                                                   12,350
Obligation, Series C, 4.00%, 8/15/34 *                                                                                       ------
                                                                                                                             15,500
                                                                                                                             ------
INDIANA  (2.7%)
Health Facilities Financing Authority                                4,995                                                    4,995
Revenue, 4.05%, 4/1/24 *
Health Facilities Financing Authority,                              23,875                                                   23,875
Hospital Revenue, Community
Foundation of Northwest Indiana, Series
B, 4.00%, 8/1/25 *
Indianapolis Economic Development                                      991                                                      991
Multifamily Housing Revenue, Series B,                                                                                          ---
4.10%, 11/1/36 *
                                                                                                                             29,861
                                                                                                                             ------
IOWA  (0.5%)
Finance Authority Retirement                                         5,315                                                    5,315
Community Revenue, 4.00%, 12/1/20 *                                                                                           -----
KENTUCKY  (0.5%)
Boone County Industrial Revenue,,                                    5,395                                                    5,395
                                                                                                                              -----
4.17%, 6/1/23 *
MICHIGAN  (4.1%)
Canton Charter Township, General                                     1,500                                                    1,500
Obligation, 4.16%, 3/1/11 *
Commerce Charter Township,                                          13,000                                                   13,000
Downtown Development, 4.08%, 10/1/18
*
Commerce Charter Township,                                          15,000                                                   15,000
Downtown Development, 4.11%, 10/1/34
*
Kent County, 4.07%, 3/1/08 *                                        12,000                                                   12,000
Ypsilanti Charter Township, Taxable                                  4,745                                                    4,745
Capital Improvements, Series B, 4.16%,                                                                                        -----
4/1/19 *
                                                                                                                             46,245
                                                                                                                             ------
MINNESOTA  (0.4%)
Plymouth Revenue, Carlson Center                                     1,200                                                    1,200
Project, 4.07%, 4/1/12 *
St. Paul Port Authority District, 4.16%,                             3,655                                                    3,655
3/1/22 *                                                                                                                      -----
                                                                                                                              4,855
                                                                                                                              -----
MISSOURI  (0.8%)
Kansas City Industrial Development                                   8,930                                                    8,930
                                                                                                                              -----
Authority, Taxable Downtown Arena,
4.09%, 4/1/40 *
NEBRASKA  (1.0%)
Omaha Special Obligation, Riverfront                                11,765                                                   11,765
Redevelopment, 4.16%, 2/1/26 *                                                                                               ------

NEW MEXICO  (0.2%)
Albuquerque Industrial Revenue,                                      1,900                                                    1,900
KTECH Corp. Project, 4.03%, 11/1/22                                                                                           -----
*

NEW YORK  (0.3%)
Housing Finance Agency, Service                                      3,900                                                    3,900
Contract Revenue, Series F, 3.95%,                                                                                            -----
9/15/07 *

NORTH CAROLINA  (0.8%)
Roman Catholic Diocese, Series A,                                    9,115                                                    9,115
4.12%, 6/1/18 *                                                                                                               -----

OHIO  (0.7%)
Cuyahoga County Ohio Health Care                                     3,675                                                    3,675
Revenue, 4.12%, 5/15/12 *
Richland County, Healthcare Facilities                               5,000                                                    5,000
Revenue, Wesleyan, Series B, 4.00%,                                                                                           -----
11/1/27 *
                                                                                                                              8,675
                                                                                                                              -----

PENNSYLVANIA  (0.1%)
Berks County Industrial Development                                  1,600                                                    1,600
Authority Revenue, 4.19%, 7/1/16 *                                                                                            -----

TEXAS  (0.1%)
Alamo Heights Higher Education                                       1,630                                                    1,630
Facilities Corp., 4.17%, 4/1/07 *                                                                                             -----

UTAH  (0.2%)
Tooele City Industrial Development                                   2,800                                                    2,800
Revenue, Series A, 4.07%, 10/1/22 *                                                                                           -----

VIRGINIA  (0.4%)
Arlington County Industrial                                          5,200                                                    5,200
Development Authority, 4.06%, 2/1/16                                                                                          -----
*

WASHINGTON  (0.3%)
Housing Finance Community                                            2,000                                                    2,000
Multifamily Housing Revenue, Everett,
Series B, 4.07%, 1/15/38 *
Housing Finance Community                                            1,190                                                    1,190
Multifamily Revenue, Granite Falls,
Series B, 4.08%, 10/1/27 *
Housing Finance Community                                              860                                                      860
Multifamily Revenue, Summer Ridge,                                                                                              ---
Series B, 4.16%, 12/1/29 *
                                                                                                                              4,050
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       244,581
                                                                                                                            -------
U.S. GOVERNMENT AGENCIES  (0.7%)
FREDDIE MAC  (0.7%)
4.07%, 1/15/42 *                                                     7,868                                                    7,868
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                                7,868
                                                                                                                              -----

REPURCHASE AGREEMENTS  (11.2%)
State Street, 3.91%, 11/1/05                                         1,432                                                    1,432
(Proceeds at maturity, $1,432,
Collateralized by a U.S. Treasury
Bond, 11.25%, 2/15/15, value $1,467)
UBS Investment Bank, 4.00%,                                        128,000                                                  128,000
11/1/05                                                                                                                     -------
(Proceeds at maturity, $128,014,
Collateralized by various U.S.
Government Agency securities,
2.20%-5.79%, 12/15/05-8/10/20,
value $130,565)
TOTAL REPURCHASE AGREEMENTS                                                                                                 129,432
                                                                                                                            -------

MONEY MARKETS  (0.3%)
AIM Funds Liquid Assets Portfolio                                1,450,218                                                    1,450
Goldman Sachs Financial Square Prime                             1,593,044                                                    1,593
                                                                                                                              -----
Obligations Fund
TOTAL MONEY MARKETS                                                                                                           3,043
                                                                                                                              -----


TOTAL (COST $1,158,756) (a)   -   100.0%                                                                                 $1,158,756
                                                                                                                         ==========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                   VALUE
U.S. GOVERNMENT AGENCIES  (75.3%)
FANNIE MAE  (17.7%)
3.72%, 11/1/05 **                                                  $ 5,110                                                 $  5,110
3.67%, 11/9/05 **                                                   19,005                                                   18,989
3.88%, 11/14/05 **                                                   7,200                                                    7,190
3.87%, 12/5/05 **                                                   20,000                                                   19,927
3.68%, 12/9/05 *                                                    14,750                                                   14,749
3.89%, 12/9/05 **                                                    4,500                                                    4,481
3.76%, 12/14/05 **                                                  11,525                                                   11,473
2.38%, 12/15/05                                                        500                                                      499
3.78%, 1/9/06 *                                                     11,250                                                   11,249
5.88%, 2/2/06                                                        2,000                                                    2,010
5.50%, 2/15/06                                                       6,094                                                    6,125
2.25%, 2/28/06                                                       9,655                                                    9,601
5.25%, 6/15/06                                                      13,015                                                   13,102
3.25%, 6/28/06                                                       2,200                                                    2,185
3.25%, 7/12/06                                                       2,000                                                    1,989
                                                                                                                              -----
                                                                                                                            128,679
                                                                                                                            -------
FEDERAL FARM CREDIT BANK  (4.8%)
3.73%, 12/14/05 *                                                   20,000                                                   19,999
3.75%, 8/1/06 *                                                     15,000                                                   14,998
                                                                                                                             ------
                                                                                                                             34,997
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (29.4%)
3.69%, 11/2/05 **                                                   20,000                                                   19,998
3.60%, 11/4/05 **                                                    7,700                                                    7,698
3.62%, 11/14/05 **                                                  10,000                                                    9,987
2.50%, 11/15/05                                                      5,000                                                    4,998
6.50%, 11/15/05                                                      2,000                                                    2,002
3.74%, 11/16/05 **                                                  20,000                                                   19,969
2.50%, 11/18/05                                                      1,375                                                    1,374
3.88%, 11/18/05 **                                                  16,400                                                   16,370
3.92%, 11/23/05 **                                                  20,000                                                   19,952
3.63%, 12/2/05 **                                                    2,145                                                    2,138
3.83%, 12/7/05 **                                                    5,000                                                    4,981
2.50%, 12/15/05                                                      5,430                                                    5,424
2.18%, 1/30/06                                                       2,240                                                    2,234
3.19%, 2/7/06                                                        5,000                                                    4,995
2.00%, 2/13/06                                                       4,000                                                    3,980
5.38%, 2/15/06                                                       3,500                                                    3,518
5.13%, 3/6/06                                                        6,265                                                    6,296
2.38%, 4/5/06                                                        5,000                                                    4,965
2.32%, 4/28/06                                                       1,250                                                    1,242
3.65%, 5/10/06 *                                                    20,000                                                   19,997
3.99%, 6/14/06 *                                                    25,000                                                   25,000
3.25%, 7/21/06                                                       2,350                                                    2,335
3.50%, 8/15/06                                                       2,340                                                    2,331
3.89%, 8/21/06 *                                                    23,000                                                   23,000
                                                                                                                             ------
                                                                                                                            214,784
                                                                                                                            -------
FREDDIE MAC  (23.4%)
3.55%, 11/1/05 **                                                   15,265                                                   15,265
3.70%, 11/7/05 *                                                    14,390                                                   14,390
3.62%, 11/8/05 **                                                   20,000                                                   19,986
2.13%, 11/15/05                                                      3,395                                                    3,393

3.88%, 11/22/05 **                                                  10,000                                                    9,977
2.05%, 11/28/05                                                      4,000                                                    3,998
3.70%, 12/6/05 **                                                   15,000                                                   14,946
3.85%, 12/12/05 **                                                   8,774                                                    8,736
3.74%, 12/13/05 **                                                   9,875                                                    9,832
3.77%, 12/20/05 **                                                  10,000                                                    9,949
2.26%, 12/30/05                                                      3,000                                                    2,994
3.96%, 1/3/06 **                                                     5,000                                                    4,966
2.15%, 2/10/06                                                      15,000                                                   14,912
2.00%, 5/30/06                                                       2,500                                                    2,466
4.07%, 1/15/42 *                                                    24,586                                                   24,586
3.70%, 10/15/45 *                                                   10,000                                                   10,000
                                                                                                                             ------
                                                                                                                            170,396
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              548,856
                                                                                                                            -------

REPURCHASE AGREEMENTS  (26.8%)
State Street, 3.91%, 11/1/05                                        20,015                                                   20,015
(Proceeds at maturity, $20,017,
Collateralized by a U.S. Treasury
Note, 3.38%, 2/28/04, value $20,419)
UBS Investment Bank, 4.00%,                                        175,000                                                  175,000
11/1/05                                                                                                                     -------
(Proceeds at maturity, $175,019,
Collateralized by various U.S.
Government Agency securities,
1.81%-6.50%, 11/28/05-8/17/20,
value $178,501)
TOTAL REPURCHASE AGREEMENTS                                                                                                 195,015

MONEY MARKETS  (0.0%)
AIM Treasury Money Market Fund                                      77,805                                                       78
                                                                                                                                 --
TOTAL MONEY MARKETS                                                                                                              78
                                                                                                                                 --


TOTAL (COST $743,949) (a)   -   102.1%                                                                                     $743,949
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                   VALUE
U.S. GOVERNMENT AGENCIES  (96.4%)
FEDERAL FARM CREDIT BANK  (17.0%)
3.73%, 12/14/05 *                                                 $ 10,000                                                 $ 10,000
2.63%, 12/15/05                                                      2,000                                                    1,997
5.40%, 3/22/06                                                         500                                                      502
3.78%, 5/8/06 *                                                     15,000                                                   15,001
3.00%, 6/30/06                                                       1,500                                                    1,489
3.75%, 8/1/06 *                                                     10,000                                                    9,999
                                                                                                                              -----
                                                                                                                             38,988
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (79.4%)
2.38%, 11/1/05                                                       4,000                                                    4,000
3.58%, 11/2/05 **                                                    3,732                                                    3,732
3.60%, 11/4/05 **                                                    3,929                                                    3,928
3.64%, 11/8/05 **                                                   11,600                                                   11,592
3.88%, 11/9/05 **                                                    5,000                                                    4,996
3.63%, 11/14/05 **                                                  10,000                                                    9,987
2.50%, 11/15/05                                                      5,000                                                    4,998
6.50%, 11/15/05                                                      2,000                                                    2,002
3.65%, 11/16/05 **                                                  12,600                                                   12,580
3.81%, 11/17/05 **                                                  10,850                                                   10,831
3.87%, 11/18/05 **                                                  10,000                                                    9,982
3.69%, 11/23/05 **                                                   7,300                                                    7,283
3.93%, 11/25/05 **                                                   5,000                                                    4,987
3.73%, 11/30/05 **                                                   6,120                                                    6,102
3.76%, 12/6/05 **                                                    2,500                                                    2,491
3.83%, 12/7/05 **                                                    5,000                                                    4,981
3.82%, 12/9/05 **                                                    5,000                                                    4,980
3.75%, 12/14/05 **                                                   5,000                                                    4,978
2.50%, 12/15/05                                                      2,000                                                    1,998
2.49%, 12/29/05                                                      1,000                                                      998
3.96%, 1/11/06 **                                                    8,930                                                    8,860
3.19%, 2/7/06                                                        2,000                                                    1,998
2.00%, 2/13/06                                                       6,525                                                    6,493
2.38%, 2/15/06                                                       3,000                                                    2,989
3.92%, 3/1/06 *                                                      5,000                                                    5,000
5.13%, 3/6/06                                                        4,635                                                    4,655
2.88%, 5/22/06                                                       1,500                                                    1,490
3.99%, 6/14/06 *                                                    15,000                                                   14,999
3.25%, 7/21/06                                                       2,000                                                    1,988
5.25%, 8/15/06                                                       1,345                                                    1,358
3.89%, 8/21/06 *                                                    15,000                                                   14,999
                                                                                                                             ------
                                                                                                                            182,255
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              221,243
                                                                                                                            -------

MONEY MARKETS  (3.6%)
Goldman Sachs Financial Square Federal                           7,449,296                                                    7,449
 Fund
STIT Government Tax Advantage Fund                                 904,894                                                      905
                                                                                                                                ---

TOTAL MONEY MARKETS                                                                                                           8,354
                                                                                                                              -----

TOTAL (COST $229,597) (a)   -   100.0%                                                                                     $229,597
                                                                                                                           ========

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                    AMOUNT                                                   VALUE
U.S. TREASURY BILLS  (7.2%)
3.11%, 11/17/05 **                                                $ 10,000                                                 $  9,986
3.29%, 12/22/05 **                                                  30,000                                                   29,863
3.75%, 2/16/06 **                                                   15,000                                                   14,836
3.84%, 3/2/06 **                                                    10,000                                                    9,873
3.81%, 3/23/06 **                                                   15,000                                                   14,779
                                                                                                                             ------
TOTAL U.S. TREASURY BILLS                                                                                                    79,337
                                                                                                                             ------

U.S. TREASURY NOTES  (10.4%)
5.75%, 11/15/05                                                     45,000                                                   45,048
1.63%, 2/28/06                                                      20,000                                                   19,888
4.63%, 5/15/06                                                      35,000                                                   35,154
2.75%, 6/30/06                                                      15,000                                                   14,881
                                                                                                                             ------
TOTAL U.S. TREASURY NOTES                                                                                                   114,971
                                                                                                                            -------

REPURCHASE AGREEMENTS  (82.3%) (b)
ABN AMRO, 3.94%, 11/1/05                                           200,000                                                  200,000
Barclays Capital, 3.93%, 11/1/05                                   200,000                                                  200,000
Deutsche Bank, 3.95%, 11/1/05                                      200,000                                                  200,000
Nesbitt Burns, 3.92%, 11/1/05                                       50,000                                                   50,000
Societe Generale, 3.92%, 11/1/05                                    50,000                                                   50,000
State Street, 3.85%, 11/1/05                                         7,059                                                    7,059
UBS Investment Bank, 3.93%,                                        200,000                                                  200,000
11/1/05                                                                                                                     -------

TOTAL REPURCHASE AGREEMENTS                                                                                                 907,059
                                                                                                                            -------
MONEY MARKETS  (0.2%)
AIM Treasury Money Market Fund                                   1,970,484                                                    1,970
                                                                                                                              -----
TOTAL MONEY MARKETS                                                                                                           1,970
                                                                                                                              -----


TOTAL (COST $1,103,337) (a)   -   100.1%                                                                                 $1,103,337
                                                                                                                         ==========

------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                   AMOUNT                                                  VALUE
COMMERCIAL PAPER  (5.7%)
Building Authority Revenue, 2.73%,                                $ 10,000                                                 $ 10,000
11/9/05                                                                                                                    --------
TOTAL COMMERCIAL PAPER                                                                                                       10,000
                                                                                                                           --------
MUNICIPAL BONDS  (93.9%)
MICHIGAN  (90.3%)
Building Authority Revenue, Series III,                              2,500                                                    2,501
3.00%, 10/15/06
Cadillac Area Public Schools, 5.38%,                                 1,665                                                    1,686
5/1/17, (Prerefunded 5/1/06 @ 100)
Chippewa Valley Schools, 4.00%,                                        370                                                      372
5/1/06
Detroit City School District, 5.50%,                                 1,730                                                    1,754
5/1/06
Detroit Sewage Disposal Revenue,                                     3,550                                                    3,550
2.72%, 7/1/33 *
Detroit Waterfront Reclamation, Series                               7,405                                                    7,405
C, 2.85%, 5/1/09 *
Farmington Hills Economic                                              470                                                      470
Development Corp., Marketing Displays,
(AMT), 3.25%, 9/1/08 *
Forest Hills Public Schools, 3.00%,                                  1,225                                                    1,227
5/1/06
Genesee County Economic Development                                  2,190                                                    2,190
 Corp., Rawcar Group, (AMT), 2.81%,
5/1/20 *
Grand Rapids Water Supply, 2.67%,                                      500                                                      500
1/1/20 *
Hospital Finance Authority Revenue                                     465                                                      465
Balmoral, Inc., 3.25%, 9/1/16 * (c)
Hospital Financial Authority Revenue,                                   60                                                       60
Hospital Equipment Loan Program,
2.72%, 12/1/23 *
Housing Development Authority, Hunt                                    475                                                      475
Club Apartments, 2.75%, 7/15/35 *
Housing Development Authority,                                       2,100                                                    2,100
Limited Obligation Revenue, Shoal
Creek, 2.75%, 10/1/07 *
Housing Development Authority, Ltd.,                                   150                                                      150
2.71%, 6/1/25 *
Housing Development Authority, Ltd.,                                 3,800                                                    3,800
2.75%, 1/1/29 * (c)
Housing Development Authority, Series                                6,900                                                    6,900
A, 2.75%, 9/1/35 *
Jackson County Economic Development                                  2,700                                                    2,700
Corp., Limited Obligation Revenue, Vista
 Grande Villa, Series A, 2.70%, 11/1/31
*
Jackson County Hospital Financial                                    2,950                                                    2,950
Authority, Hospital Revenue, W.A. Foote
 Memorial Hospital-B, 2.72%, 6/1/26 *
Jackson Public Schools, State Aid                                    1,250                                                    1,255
Anticipation Notes, Series B, 3.75%,
5/24/06
Leelanau County Economic                                               345                                                      345
Development Corp., American
Community Mutual Insurance Co.,
3.00%, 6/15/06 *
Mancelona Area Water, Sewer Authority,                                 990                                                      990
 Water Supply Systems Revenue, 2.77%,
4/1/21 *
Marquette City Hospital Finance,                                     2,255                                                    2,255
Marquette General Hospital Group,
2.84%, 7/1/09 *
Marquette County Economic                                              800                                                      800
Development Corp., Pioneer Labs, Inc.,
Series A, (AMT), 2.85%, 6/1/12 *
Municipal Bond Authority, Detroit                                    1,500                                                    1,505
School District, Series A, 3.75%,
3/21/06
Municipal Bond Authority, Series B-1,                                1,000                                                    1,009
4.00%, 8/18/06
Municipal Bond Authority, Series C,                                  1,000                                                    1,009
4.25%, 8/18/06
Oakland County Economic Development                                  1,835                                                    1,835
 Corp., Limited Obligation Revenue,
Moody Family, Ltd., (AMT), 2.87%,
9/1/12 * (c)
Oakland County Economic Development                                  1,600                                                    1,600
 Corp., North America, (AMT), 2.85%,
7/1/18 * (c)
South Central Power Agency, Power                                    1,935                                                    1,935
Supply System Revenue, 5.80%,
11/1/05
Southfield Economic Development,                                     3,000                                                    3,000
Lawrence Technical University Project,
2.76%, 10/1/31 *
St. Clair Shores Economic Development                                  180                                                      180
 Corp., Borman's, Inc., (AMT), 3.60%,
10/15/06 *
State Hospital Financial Authority                                   1,400                                                    1,400
Revenue, Holland Community Hospital,
Series B, 2.71%, 1/1/34 *
Sterling Heights Economic Development                                  670                                                      670
 Corp., Sterling Shopping Center, 2.72%,
 12/1/10 *
Strategic Fund, Automatic Spring,                                    1,000                                                    1,000
(AMT), 2.85%, 9/1/10 *
Strategic Fund, Banks Hardwoods, Inc.,                                 882                                                      882
(AMT), 2.84%, 7/1/12 * (c)
Strategic Fund, Biewer of Lansing,                                   1,070                                                    1,070
(AMT), 2.84%, 5/1/19 *
Strategic Fund, Brazing Concepts Co.,                                1,500                                                    1,500
(AMT), 2.87%, 9/1/18 *
Strategic Fund, Donnelly Corp., Series                               4,500                                                    4,500
A, (AMT), 2.80%, 3/1/10 * (c)
Strategic Fund, Donnelly Corp., Series                               2,500                                                    2,500
B, (AMT), 2.95%, 4/1/08 * (c)
Strategic Fund, Emerson Schools,                                     2,600                                                    2,600
2.77%, 7/1/24 *
Strategic Fund, Environmental Powder                                   235                                                      235
Co., (AMT), 2.85%, 7/1/22 *
Strategic Fund, Fitz-Land LLC, (AMT),                                2,365                                                    2,365
 2.81%, 8/1/25 *
Strategic Fund, Fleet Engineers Project,                               600                                                      600
(AMT), 2.85%, 9/1/09 * (c)
Strategic Fund, Forest City                                          1,600                                                    1,600
Technologies, (AMT), 2.81%, 9/1/15 *
Strategic Fund, Frederick Wolfgang,                                    820                                                      820
(AMT), 2.85%, 9/1/26 *
Strategic Fund, Glastender, Inc., (AMT),                               715                                                      715
 2.87%, 9/1/08 * (c)
Strategic Fund, HP Pelzer, Inc., (AMT),                                800                                                      800
 2.84%, 3/1/11 * (c)
Strategic Fund, John Dekker & Sons,                                    390                                                      390
(AMT), 2.85%, 1/1/18 *
Strategic Fund, Joy Properties LLC,                                    580                                                      580
2.87%, 5/1/17 * (c)
Strategic Fund, Kaspari Investments                                    100                                                      100
LLC, (AMT), 2.84%, 6/1/09 *
Strategic Fund, Kazoo, Inc., (AMT),                                    180                                                      180
3.15%, 3/15/07 *
Strategic Fund, Kundinger, (AMT),                                    1,185                                                    1,185
2.85%, 2/1/29 * (c)
Strategic Fund, Limited Obligated                                    1,000                                                    1,000
Revenue, Oak Industrial Drive Project,
(AMT), 2.85%, 11/1/33 *
Strategic Fund, Limited Obligation                                     800                                                      800
Revenue, All American Property LLC,
(AMT), 2.87%, 12/1/18 *
Strategic Fund, Limited Obligation                                   3,125                                                    3,125
Revenue, American Litho Project, (AMT),
 2.94%, 2/1/31 *
Strategic Fund, Limited Obligation                                     300                                                      300
Revenue, Besser International Sales Co.
Project, (AMT), 2.87%, 9/1/11 * (c)
Strategic Fund, Limited Obligation                                   1,990                                                    1,990
Revenue, BK Real Estate Project, (AMT),
 2.83%, 12/1/23 *
Strategic Fund, Limited Obligation                                     500                                                      500
Revenue, Bowers Manufacturing Co.
(AMT), 2.84%, 9/1/10 * (c)
Strategic Fund, Limited Obligation                                     930                                                      930
Revenue, Cayman Chemical Company
Project, (AMT), 2.81%, 6/1/28 * (c)
Strategic Fund, Limited Obligation                                   2,400                                                    2,400
Revenue, Creative Foam Corp. (AMT),
2.87%, 11/1/11 * (c)
Strategic Fund, Limited Obligation                                   2,100                                                    2,100
Revenue, Delta Containers, Inc. (AMT),
2.84%, 3/1/11 *
Strategic Fund, Limited Obligation                                   2,055                                                    2,055
Revenue, Detroit Symphony Project,
Series B, 2.74%, 6/1/31 *
Strategic Fund, Limited Obligation                                     600                                                      600
Revenue, Eclipse Mold (AMT), 2.87%,
12/1/12 * (c)
Strategic Fund, Limited Obligation                                   1,400                                                    1,400
Revenue, Flyer Fund Leasing LLC
Project, 2.87%, 11/1/17 * (c)
Strategic Fund, Limited Obligation                                     300                                                      300
Revenue, Gebara Management Co. LLC
Project, 2.87%, 11/1/13 *
Strategic Fund, Limited Obligation                                     300                                                      300
Revenue, Harbor Industries, Inc. Project,
(AMT), 2.85%, 4/1/25 *
Strategic Fund, Limited Obligation                                     700                                                      700
Revenue, Jet Enterprises, (AMT), 2.84%,
3/1/11 * (c)
Strategic Fund, Limited Obligation                                     400                                                      400
Revenue, Lakeport Realty Project, 2.84%,
 6/1/07 * (c)
Strategic Fund, Limited Obligation                                     200                                                      200
Revenue, Landscape Forms, Inc. Project,
(AMT), 2.87%, 5/1/14 * (c)
Strategic Fund, Limited Obligation                                     800                                                      800
Revenue, Lansing Saint Vincent Home
Project, 2.70%, 8/1/28 *
Strategic Fund, Limited Obligation                                   2,000                                                    2,000
Revenue, Metal Technologies Project,
(AMT), 2.81%, 7/1/19 *
Strategic Fund, Limited Obligation                                   1,700                                                    1,700
Revenue, Midwest Kellering Co. Project,
(AMT), 2.87%, 6/1/19 *
Strategic Fund, Limited Obligation                                   1,300                                                    1,300
Revenue, MOT LLC Project, 2.72%,
12/1/34 *
Strategic Fund, Limited Obligation                                   1,600                                                    1,600
Revenue, Production Engineering Project,
(AMT), 2.82%, 6/1/13 * (c)
Strategic Fund, Limited Obligation                                   2,160                                                    2,160
Revenue, R. L. Adams Plastics, Inc.,
(AMT), 2.85%, 5/1/23 * (c)
Strategic Fund, Limited Obligation                                   1,140                                                    1,140
Revenue, RA Rink, LLC Project, (AMT),
 2.87%, 11/1/17 * (c)
Strategic Fund, Limited Obligation                                     500                                                      500
Revenue, RL Enterprises LLC (AMT),
2.84%, 12/1/09 * (c)
Strategic Fund, Limited Obligation                                     700                                                      700
Revenue, S.K.Y. Sakaiya Corp. Project,
(AMT), 2.84%, 5/1/10 * (c)
Strategic Fund, Limited Obligation                                     100                                                      100
Revenue, Whitehall Industries, Inc.
Project, (AMT), 2.84%, 3/1/25 *
Strategic Fund, Limited Obligation                                     300                                                      300
Revenue, Whitehall Industries, Inc.,
(AMT), 2.87%, 11/1/20 *
Strategic Fund, Lions Bear Lake Camp                                 1,070                                                    1,070
Project, 2.82%, 8/1/32 *
Strategic Fund, MacArthur, (AMT),                                    2,100                                                    2,100
2.84%, 6/1/15 *
Strategic Fund, Maco Steel, Inc.,                                    1,640                                                    1,640
(AMT), 2.85%, 3/1/24 *
Strategic Fund, Merrill Group, (AMT),                                1,050                                                    1,050
2.91%, 10/1/22 * (c)

Strategic Fund, Middleville Tool & Die                               2,100                                                    2,100
Project, (AMT), 2.87%, 9/1/13 (c)
Strategic Fund, Patten Monument,                                       710                                                      710
(AMT), 2.85%, 11/1/26 *
Strategic Fund, Phipps Emmett                                        2,000                                                    2,000
Association, (AMT), 2.85%, 12/1/23 *
Strategic Fund, Proto-Techniques,                                    2,535                                                    2,535
(AMT), 2.85%, 12/1/26 * (c)
Strategic Fund, Protomark Corp.                                        400                                                      400
Project, (AMT), 2.87%, 8/1/17 * (c)
Strategic Fund, SFI Acquisition, Inc.,                                 990                                                      990
(AMT), 2.85%, 2/1/28 * (c)
Strategic Fund, Stegner East Investments                             3,090                                                    3,090
 LLC Project, (AMT), 2.85%, 6/1/29 * (c)

Strategic Fund, Thompson Family                                        910                                                      910
Holdings, (AMT), 2.91%, 7/1/28 *
Strategic Fund, Trenton Forging Co.,                                 1,165                                                    1,165
(AMT), 2.82%, 6/1/20 * (c)
Strategic Fund, Trio Tool Co., (AMT),                                1,325                                                    1,325
2.76%, 7/1/24 *
Strategic Fund, Ultra Tech Printing Co.,                             1,105                                                    1,105
 (AMT), 2.85%, 8/1/23 *
Strategic Fund, Waltec American                                      1,615                                                    1,615
Forging, (AMT), 2.84%, 10/1/09 * (c)
Strategic Fund, Warren Screw Products,                                 400                                                      400
Inc., (AMT), 2.87%, 9/1/16 * (c)
Strategic Fund, Wright K Technology,                                   645                                                      645
Inc., (AMT), 2.91%, 5/1/17 * (c)
Strategic Fund, YMCA Detroit Project,                                1,000                                                    1,000
2.80%, 5/1/31 *
University of Michigan Hospital                                        500                                                      500
Revenue, 2.70%, 12/1/35 *
University of Michigan, Medical Service                              5,150                                                    5,150
Plan, Series A-1, 2.70%, 12/1/21 *

University of Michigan, Series A-2,                                  4,515                                                    4,515
2.70%, 12/1/24 *
Walled Lake Consolidated School                                        500                                                      501
District, 3.00%, 5/1/06
Warren Economic Development Corp.,                                     525                                                      525
Limited Obligation, CMX Corp., (AMT),
 3.15%, 3/15/07 *
Wayne Charter County Airport, (AMT),                                 2,545                                                    2,551
5.25%, 12/1/05
Wayne Charter County, Airport                                          600                                                      600
Revenue, Detroit Metro County, (AMT),
2.75%, 12/1/16 *
Wayne Charter County, Airport                                        1,035                                                    1,037
Revenue, Detroit Metropolitan, Series D,                                                                                      -----
5.25%, 12/1/05
                                                                                                                            157,294
                                                                                                                            -------
PUERTO RICO  (2.7%)
Industrial Medical & Environmental                                   4,695                                                    4,695
Pollution Control, Facilities Financing                                                                                       -----
Authority, Abbott Laboratories, 2.55%,
3/1/23 * (c)

TEXAS  (0.9%)
Lower Neches Valley Authority,                                       1,500                                                    1,500
2.60%, 2/1/31 *                                                                                                               -----

TOTAL MUNICIPAL BONDS                                                                                                       163,489
                                                                                                                            -------
MONEY MARKETS  (0.2%)
AIM Tax Free Money Market Fund                                         283                                                       -#
Dreyfus Tax Exempt Money Market                                      5,506                                                        6
Fund
Goldman Sachs Financial Tax Free                                   139,941                                                      140
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund                        277,163                                                      277
                                                                                                                                ---

TOTAL MONEY MARKETS                                                                                                             423
                                                                                                                                ---


TOTAL (COST $173,912) (a)   -   99.8%                                                                                      $173,912
                                                                                                                           ========

------------
Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2005
(Unaudited)
(Amounts in thousands, except shares)
                                                             SHARES OR PRINCIPAL
                                                                    AMOUNT                                                  VALUE
COMMERCIAL PAPER  (6.4%)
ARIZONA  (2.7%)
Mesa, 2.45%, 11/14/05                                              $ 4,970                                                 $  4,970
                                                                                                                              -----
MICHIGAN  (3.7%)
Building Authority Revenue, 2.73%,                                   7,000                                                    7,000
11/9/05                                                                                                                       -----

TOTAL COMMERCIAL PAPER                                                                                                       11,970
                                                                                                                             ------
MUNICIPAL BONDS  (96.7%)
COLORADO  (12.2%)
Arapahoe County Water and Wastewater                                 1,500                                                    1,500
Authority Revenue, Series A, 2.73%,
12/1/33 *
Aurora Centretech, Metropolitan District,                            1,000                                                    1,000
 Series A, 2.30%, 12/1/28 *
Castlewood Ranch Metropolitan District,                              1,500                                                    1,500
 2.30%, 12/1/34 *
Central Platte Valley Metropolitan                                     500                                                      500
District, 2.30%, 12/1/31 *
Colorado Springs, Pikes Peak YMCA,                                     800                                                      800
2.70%, 11/1/22 *
Colorado Springs, Revenue, National                                    665                                                      665
Strength and Condition, 2.80%, 11/1/22
*
Commerce City, 2.30%, 12/1/31 *                                      2,290                                                    2,290
Dove Valley Metropolitan District,                                   2,790                                                    2,790
Arapahoe County, 1.95%, 5/1/20 *
Durango, Revenue, Health and Human                                     725                                                      725
Services, 2.80%, 12/15/14 *
Educational and Cultural Facility                                      765                                                      765
Authority Revenue, Community Wireless
Park City, 2.73%, 12/1/23 *
Holland Creek, 2.70%, 6/1/41 *                                         740                                                      740
Parker, Automotive Metropolitan                                      2,000                                                    2,000
District, 2.85%, 12/1/34 *
Pinery West Metropolitan District No.                                7,400                                                    7,400
2, 1.95%, 11/1/32 *                                                                                                           -----
                                                                                                                             22,675
                                                                                                                             ------
FLORIDA  (2.5%)
Alachua County Health Facilities                                     1,200                                                    1,200
Authority Revenue, Shands Teaching
Hospital and Clinic, 2.72%, 12/1/32 *
Alachua County Health Facilities                                     3,500                                                    3,500
                                                                                                                              -----
Authority, Health Facilities Revenue,
Shands Teaching Hospital, Series A,
2.72%, 12/1/12 *                                                                                                              4,700
                                                                                                                              -----
GEORGIA  (1.7%)
Dekalb County, Development Authority                                 1,000                                                    1,000
Revenue, Oglethorpe University, 2.70%,
10/1/29 *

Fulton County, Development Authority                                 2,100                                                    2,100
Revenue, Holy Innocents Episcopal,                                                                                            -----
2.70%, 8/1/24 *
                                                                                                                              3,100
                                                                                                                              -----
IDAHO  (0.3%)
Power County, Pollution Control                                        500                                                      500
Revenue, FMC Corp. Project, 2.70%,                                                                                              ---
12/1/10 *

ILLINOIS  (18.7%)
Development Finance Authority, 2.70%,                                2,000                                                    2,000
 4/1/32 *
Development Finance Authority                                        2,000                                                    2,000
Revenue, McCormick Theological, Series
B, 2.70%, 6/1/35 *
Development Finance Authority                                        2,970                                                    2,970
Revenue, St. Anne Place Project, 2.80%,
6/1/22 *
Development Finance Authority, WTVP                                  3,650                                                    3,650
 Channel 47, Series A, Lake County
Family YMCA, 2.75%, 9/1/22 *
Development Financial Authority                                        875                                                      875
Revenue, World Communications, Inc.,
2.75%, 8/1/15 *
Educational Facilities Authority, Field                              4,900                                                    4,900
Museum of Natural History, 2.75%,
11/1/25 * (c)
Educational Facilities Authority, Lake                               1,450                                                    1,450
County Family YMCA, 2.75%, 11/1/30
*
Galesburg, Knox College, 2.70%, 7/1/24                               2,400                                                    2,400
 *
Health Facilities Authority, 2.71%,                                  2,000                                                    2,000
1/1/16 * (c)
Lake Villa, Allendale Association,                                   4,640                                                    4,640
2.77%, 10/1/26 *
Macon County, Millikin University,                                   1,300                                                    1,300
2.73%, 10/1/31 *
Peoria, Peoria Academy, 2.83%, 9/1/26                                4,300                                                    4,300
*
Rock Island County Public Building                                     205                                                      205
Commission, Justice Center, 4.35%,
12/1/05
Southern Illinois University Revenue,                                  100                                                      100
3.25%, 4/1/06
Springfield Community Improvement,                                   1,000                                                    1,000
2.70%, 12/1/25 *
Springfield Electric Revenue, 6.00%,                                   400                                                      404
3/1/06
Will & Kendall Counties, Community                                     675                                                      675
Consolidated School District No. 202,                                                                                           ---
2.50%, 1/1/06
                                                                                                                             34,869
                                                                                                                             ------
INDIANA  (13.9%)
Beech Grove Multiple School Building                                   255                                                      255
Corp., 3.00%, 1/10/06
Brownsburg 1999 School Building                                        550                                                      551
Corp., 4.00%, 1/15/06
Crawfordsville, Economic Development,                                3,381                                                    3,381
Autumn Woods Apartments, Series A,
2.72%, 1/1/30 *

Dekko Foundation Educational Facilities                                650                                                      650
 Revenue, Series I, 2.91%, 4/1/21 * (c)

Development Financial Authority                                      1,800                                                    1,800
Revenue, Industrial Development
Revenue, Indiana University Foundation
Project, 2.76%, 8/1/18 * (c)
Development Financial Authority,                                     3,600                                                    3,600
Mental Health, 2.80%, 12/1/22 * (c)
Development Financial Authority,                                     1,195                                                    1,195
Regional Council of Carpenters, 2.82%,
9/1/31 *
Economic Development Revenue,                                        4,600                                                    4,600
Morningside College, 2.72%, 8/1/22 * (c)
Educational Facility Authority Revenue,                              1,500                                                    1,500
2.70%, 12/1/08 *
Hamilton Southeastern Consolidated                                     290                                                      290
School Building Corp., 3.00%, 1/10/06
Healthcare Facilities Revenue, Southern                              1,575                                                    1,575
Indiana Rehabilitation Hospital, 2.83%,
4/1/20 *
Indianapolis, State Development Finance                              2,555                                                    2,555
 Authority, Lutheran Educational
Facilities Project, 2.80%, 10/1/17 * (c)
Mount Vernon of Hancock County                                         320                                                      321
Multi-School Building Corp., 4.00%,
1/15/06
Plymouth Multi-School Building Corp.,                                  750                                                      751
 3.00%, 1/10/06
Saint Joseph County, Economic                                        2,500                                                    2,500
Development Revenue, 2.80%, 6/1/22 *
West Clark School Building Corp.,                                      495                                                      495
3.00%, 1/15/06                                                                                                                  ---
                                                                                                                             26,019
                                                                                                                             ------
IOWA  (0.9%)
Financial Authority, Diocese of Sioux                                1,640                                                    1,640
City, 2.70%, 3/1/19 *                                                                                                         -----

MICHIGAN  (8.1%)
Ann Arbor Economic Development                                       1,500                                                    1,500
Corp., Limited Obligation Revenue,
Glacier Hills, Inc. Project, 2.61%, 11/1/25
 *
Hospital Financial Authority Revenue,                                4,825                                                    4,825
Crittenton Hospital, Series A, 2.77%,
3/1/14 *
Hospital Financial Authority Revenue,                                2,500                                                    2,500
Crittenton Hospital, Series A, 2.77%,
3/1/30 *
Strategic Fund, Limited Obligation                                     400                                                      400
Revenue, Henry Ford Museum Village
Project, 2.73%, 12/1/33 *
Strategic Fund, Limited Obligation                                   5,845                                                    5,846
                                                                                                                              -----
Revenue, Lansing Saint Vincent Home
Project, 2.70%, 8/1/28 *
                                                                                                                             15,071
                                                                                                                             ------
MINNESOTA  (3.7%)
Lauderdale, Children's Home Society,                                   625                                                      625
2.83%, 12/1/30 *

Minneapolis, Minnehaha Academy                                       3,600                                                    3,600
Project, 2.83%, 5/1/26 *
Roseville Health Care Facilities                                     2,630                                                    2,630
Revenue, Presbyterian Homes Project,                                                                                          -----
2.78%, 10/1/29 *
                                                                                                                              6,855
                                                                                                                              -----
MISSOURI  (1.8%)
State Health & Educational Facilities                                1,775                                                    1,775
Authority, Drury University, 2.78%,
8/15/28 *
State Health & Educational Facilities                                1,600                                                    1,600
Authority, Missouri Valley College,                                                                                           -----
2.78%, 10/1/31 *
                                                                                                                              3,375
                                                                                                                              -----
NORTH CAROLINA  (0.5%)
Lee County Industrial Facilities &                                   1,000                                                    1,000
Pollution Control Funding Authority                                                                                           -----
Revenue, Trion, Inc. Project, 2.80%,
11/1/11 * (c)

OHIO  (10.5%)
Butler County, Healthcare Facilities,                                1,000                                                    1,000
2.84%, 5/1/27 *
Columbiana County, Revenue, East                                     4,870                                                    4,870
Liverpool, 2.77%, 10/1/23 *
Coshocton County, Hospital Revenue,                                    190                                                      190
2.83%, 3/1/14 * (c)
Greene County, 3.50%, 8/16/06                                        1,000                                                    1,004
Higher Education, Capital Facilities                                 2,000                                                    2,005
Revenue, Series II-A, 5.25%, 12/1/05
Independence, Economic Development                                   2,715                                                    2,715
Revenue, 2.77%, 12/1/16 *
Montgomery County, Economic                                          2,000                                                    2,000
Development, Benjamin & Marian Arts
Center, Series A, 2.77%, 4/1/11 *
Montgomery County, Economic                                          1,400                                                    1,400
Development, The Dayton Art Institute,
2.77%, 5/1/26 *
Montgomery County, Health Care                                       1,685                                                    1,685
Facilities, Community Blood Center,
2.83%, 12/1/20 *
State Higher Education Facilities                                    1,915                                                    1,915
Revenue, Ashland University Project,
2.75%, 9/1/24 *
Summit County, Industrial Development                                  890                                                      890
 Revenue, SSP Fittings Corporate Project,                                                                                       ---
 2.83%, 9/1/11 *
                                                                                                                             19,674
                                                                                                                             ------
PENNSYLVANIA  (11.6%)
Allegheny County, Industrial                                         1,200                                                    1,200
Development Authority Revenue, Sacred
Heart High School, 2.76%, 6/1/22 *
Allegheny County, Industrial                                         1,100                                                    1,100
Development Authority Revenue,
Sewickley Academy, Series A, 2.77%,
11/1/22 *
Allentown Commercial & Industrial                                    7,480                                                    7,481
Development, Diocese of Allentown,
2.72%, 12/1/29 *

Chester County, Industrial Development                               1,100                                                    1,100
Authority Revenue, Archdiocese of
Philadelphia, 2.72%, 7/1/31 *

Higher Educational Facilities Authority                              1,600                                                    1,600
Revenue, 3.19%, 11/1/12 *
North Wales Water Authority, Rural                                   3,000                                                    3,025
Water Projects Revenue, 4.00%, 10/1/06

Philadelphia Authority for Industrial                                6,200                                                    6,200
Development Revenues, Newcourtland                                                                                            -----
Elderly Services Project, 2.72%, 3/1/27
*
                                                                                                                             21,706
                                                                                                                             ------
TENNESSEE  (0.3%)
Clarksville, Public Building Authority                                 600                                                      600
Revenue, Pooled Funding, Municipal                                                                                              ---
Bond Fund, 2.72%, 1/1/33 *

TEXAS  (1.7%)
North Texas Municipal Water District,                                1,150                                                    1,158
Upper Efork Wastewater Interception
Contract, 4.50%, 6/1/06
Tax & Revenue Anticipation Notes,                                    2,000                                                    2,024
4.50%, 8/31/06                                                                                                                -----
                                                                                                                              3,182
                                                                                                                              -----
UTAH  (1.4%)
Salt Lake County Training Facilities                                 1,540                                                    1,540
Revenue, Community Foundation
Disabled Project, 2.80%, 8/1/30 *
Weber County Industrial Revenue,                                     1,095                                                    1,095
Enable Industries, Inc., 2.80%, 12/1/15                                                                                       -----
*
                                                                                                                              2,635
                                                                                                                              -----
VIRGINIA  (0.8%)
Suffolk Redevelopment & Housing                                      1,400                                                    1,400
Authority, Multi-Family Housing                                                                                               -----
Revenue, North Beach Apartments,
2.80%, 9/1/19 * (c)

WASHINGTON  (6.1%)
Bremerton Revenue, 2.75%, 12/1/28 *                                  3,100                                                    3,100
Ferndale Water & Sewer Revenue,                                        120                                                      120
3.00%, 11/1/05
Health Care Facilities Authority                                     4,055                                                    4,055
Revenue, Inland Northwest Blood, 2.75%,
 8/1/26 *
King County Housing Authority                                        2,000                                                    2,000
Revenue, Summerfield Apartments
Project, 2.75%, 9/1/35 *
Port Olympia, 3.00%, 12/1/05                                           355                                                      355
Richland Gold Enterprises Revenue,                                   1,400                                                    1,400
2.70%, 12/1/21 * (c)
Snohomish County School District No.                                   300                                                      300
332, Granite Falls, 3.50%, 12/1/05                                                                                              ---

                                                                                                                             11,330
                                                                                                                             ------
TOTAL MUNICIPAL BONDS                                                                                                       180,331
                                                                                                                            -------

MONEY MARKETS  (0.7%)
AIM Tax Free Money Market Fund                                       2,472                                                        2

Dreyfus Tax Exempt Money Market                                        917                                                        1
Fund
Goldman Sachs Financial Tax Free                                 1,383,487                                                    1,384
                                                                                                                              -----
Money Market Fund
TOTAL MONEY MARKETS                                                                                                           1,387
                                                                                                                              -----





TOTAL (COST $193,688) (a)   -   103.8%                                                                                     $193,688
                                                                                                                           ========
------------

Percentages indicated are based on net assets as of October 31, 2005. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at October 31, 2005. Maturity date reflects the actual maturity date.
**   Effective yield at purchase.
(a)  Also represents cost for federal income tax purposes.
(b) Proceeds at maturity range from $7,060 to $200,022. Collateralized by various U.S. Treasury and Government Agency securities, 0.00%-8.88%, 11/15/05-11/15/26, value $911,208
(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax
FHLB - Federal Home Loan Bank
GO  - General Obligation
LOC - Letter of Credit

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


The following is a summary of significant accounting policies consistently followed by the Fifth Third Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less and investments of the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Muncipal Money Market Fund and Municipal Money Market Fund (the "Money Market Funds") are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise and fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS--For financial reporting purposes, securities transactions are accounted for on the trade date. At all other times, the Trust's securities transactions are booked on a trade date plus one business day basis (which does not differ materially from a trade date basis). Securities transactions for the Money Market Funds are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Dividend Growth Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $1,432,102 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at October 31, 2005. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fifth Third Funds
             ___________________________________________________________________

By (Signature and Title) /s/ Aaron J. Masek            Aaron J. Masek, Treasurer
                        ________________________________________________________

Date December 23, 2005
     _________________


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bryan C. Haft             Bryan C. Haft, President
             ___________________________________________________________________

Date December 23, 2005
     _________________


By (Signature and Title) /s/ Aaron J. Masek            Aaron J. Masek, Treasuer
                        ________________________________________________________

Date December 23, 2005
     _________________